                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES A (EQUITY)

                                               NUMBER OF     MARKET
                                                SHARES       VALUE
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 5.0%
General Dynamics Corporation                     106,300  $ 11,379,415
L-3 Communications Holdings, Inc.                 46,000     3,266,920
United Technologies Corporation                   97,100     9,871,186
                                                          ------------
                                                            24,517,521
                                                          ------------

AIR FREIGHT & LOGISTICS - 2.2%
FedEx Corporation                                113,500    10,663,325
                                                          ------------

AIRLINES - 1.1%
Southwest Airlines Company                       388,600     5,533,664
                                                          ------------

ALUMINUM - 1.0%
Alcoa, Inc.                                      160,000     4,862,400
                                                          ------------

ASSET MANAGEMENT & CUSTODY BANKS - 1.4%
Bank of New York Company, Inc.                   230,000     6,681,500
                                                          ------------

BIOTECHNOLOGY - 1.2%
Amgen, Inc.*                                     104,500     6,082,945
                                                          ------------

BREWERS - 1.6%
Anheuser-Busch Companies, Inc.                   170,000     8,056,300
                                                          ------------

BROADCASTING & CABLE TV - 1.5%
Comcast Corporation*                             103,800     3,506,364
Univision Communications, Inc.*                  140,700     3,895,983
                                                          ------------
                                                             7,402,347
                                                          ------------

COMMUNICATIONS EQUIPMENT - 2.9%
ADC Telecommunications, Inc.*                  2,399,000     4,774,010
Cisco Systems, Inc.*                             533,500     9,544,315
                                                          ------------
                                                            14,318,325
                                                          ------------

COMPUTER HARDWARE - 2.9%
Dell, Inc.*                                      155,600     5,978,152
International Business Machines Corporation       90,000     8,224,200
                                                          ------------
                                                            14,202,352
                                                          ------------

CONSUMER FINANCE - 1.3%
MBNA Corporation                                 270,900     6,650,595
                                                          ------------

DATA PROCESSING & OUTSOURCED SERVICES - 2.9%
Computer Sciences Corporation*                    70,000     3,209,500
First Data Corporation                           285,000    11,203,350
                                                          ------------
                                                            14,412,850
                                                          ------------

DEPARTMENT STORES - 1.3%
Kohl's Corporation*                              120,500     6,221,415
                                                          ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES A (EQUITY)

                                               NUMBER OF    MARKET
                                                SHARES       VALUE
COMMON STOCKS - (CONTINUED)
DIVERSIFIED BANKS - 3.4%
Bank of America Corporation                      134,000  $  5,909,400
Wells Fargo & Company                            180,000    10,764,000
                                                          ------------
                                                            16,673,400
                                                          ------------

DRUG RETAIL - 2.2%
CVS Corporation                                  210,000    11,050,200
                                                          ------------

EXCHANGE TRADED FUNDS - 2.2 %
iShares S&P 500 Index Fund                        93,600    11,029,824
                                                          ------------

GENERAL MERCHANDISE STORES - 0.7%
Target Corporation                                72,600     3,631,452
                                                          ------------

HEALTH CARE EQUIPMENT - 3.4%
Boston Scientific Corporation*                   280,100     8,204,129
Medtronic, Inc.                                  105,150     5,357,393
Zimmer Holdings, Inc.*                            42,100     3,275,801
                                                          ------------
                                                            16,837,323
                                                          ------------

HOME IMPROVEMENT RETAIL - 3.0%
Home Depot, Inc.                                 311,200    11,900,288
Lowe's Companies, Inc.                            49,100     2,803,119
                                                          ------------
                                                            14,703,407
                                                          ------------

HOTELS, RESORTS & CRUISE LINES - 1.7%
Carnival Corporation                             165,000     8,548,650
                                                          ------------

HOUSEHOLD PRODUCTS - 1.8%
Procter & Gamble Company                         172,200     9,126,600
                                                          ------------

HYPERMARKETS & SUPERCENTERS - 2.6%
Wal-Mart Stores, Inc.                            255,300    12,793,083
                                                          ------------

INDUSTRIAL CONGLOMERATES - 7.1%
3M Company                                        56,650     4,854,339
General Electric Company                         627,500    22,627,650
Tyco International, Ltd.                         224,400     7,584,720
                                                          ------------
                                                            35,066,709
                                                          ------------

INDUSTRIAL GASES - 1.7%
Praxair, Inc.                                    177,000     8,471,220
                                                          ------------

INTEGRATED OIL & GAS - 4.6%
ChevronTexaco Corporation                        134,000     7,813,540
Exxon Mobil Corporation                          246,900    14,715,240
                                                          ------------
                                                            22,528,780
                                                          ------------

INTEGRATED TELECOMMUNICATION SERVICES - 1.5%
SBC Communications, Inc.                         170,000     4,027,300
Verizon Communications, Inc.                     100,000     3,550,000
                                                          ------------
                                                             7,577,300
                                                          ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES A (EQUITY)

                                               NUMBER OF    MARKET
                                                SHARES      VALUE
COMMON STOCKS - (CONTINUED)
INTERNET RETAIL - 0.7%
eBay, Inc.*                                       95,000  $ 3,539,700
                                                          -----------

INVESTMENT BANKING & BROKERAGE - 2.4%
Goldman Sachs Group, Inc.                         61,000    6,709,390
Merrill Lynch & Company, Inc.                     95,000    5,377,000
                                                          -----------
                                                           12,086,390
                                                          -----------

LIFE & HEALTH INSURANCE - 0.9%
AFLAC, Inc.                                      119,000    4,433,940
                                                          -----------

MANAGED HEALTH CARE - 2.9%
UnitedHealth Group, Inc.                          64,850    6,185,393
WellPoint, Inc.*                                  64,400    8,072,540
                                                          -----------
                                                           14,257,933
                                                          -----------

MOTORCYCLE MANUFACTURERS - 1.1%
Harley-Davidson, Inc.                             91,400    5,279,264
                                                          -----------

MOVIES & ENTERTAINMENT - 4.0%
Time Warner, Inc.*                               505,000    8,862,750
Viacom, Inc. (Cl.B)                              305,900   10,654,497
                                                          -----------
                                                           19,517,247
                                                          -----------

MULTI-LINE INSURANCE - 2.6%
American International Group, Inc.               232,800   12,899,448
                                                          -----------

OIL & GAS EQUIPMENT & SERVICES - 2.1%
BJ Services Company                               73,800    3,828,744
Halliburton Company                              149,700    6,474,525
                                                          -----------
                                                           10,303,269
                                                          -----------

OIL & GAS EXPLORATION & PRODUCTION - 1.2%
Anadarko Petroleum Corporation                    74,800    5,692,280
                                                          -----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.7%
Citigroup, Inc.                                  412,000   18,515,280
JP Morgan Chase & Company                        136,800    4,733,280
                                                          -----------
                                                           23,248,560
                                                          -----------

PHARMACEUTICALS - 5.8%
Abbott Laboratories                              140,000    6,526,800
Eli Lilly & Company                              162,950    8,489,695
Johnson & Johnson                                201,400   13,526,024
                                                          -----------
                                                           28,542,519
                                                          -----------

PROPERTY & CASUALTY INSURANCE - 1.7%
Chubb Corporation                                104,700    8,299,569
                                                          -----------

SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.*                          77,400    1,257,750
                                                          -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES A (EQUITY)

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                  NUMBER OF        MARKET
                                                  SHARES           VALUE
COMMON STOCKS - (CONTINUED)
SEMICONDUCTORS - 1.7%
Intel Corporation                                     369,100  $   8,574,193
                                                               -------------

SOFT DRINKS - 2.0%
PepsiCo, Inc.                                         187,450      9,940,473
                                                               -------------

SYSTEMS SOFTWARE - 3.3%
Microsoft Corporation                                 670,900     16,215,653
                                                               -------------

TOTAL COMMON STOCKS
     (cost $426,975,827)                                         491,731,675
                                                               -------------

WARRANTS - 0.0%
Lucent Technologies, Inc.                              16,528         11,074
                                                               -------------

TOTAL WARRANTS
     (cost $0)                                                        11,074
                                                               -------------

COMMERCIAL PAPER - 0.6%
METALS & MINING -
Alcoa, Inc., 2.80%, 04-06-05                    $   3,000,000      2,998,833
                                                               -------------

TOTAL COMMERCIAL PAPER
      (cost $2,998,833)                                            2,998,833
                                                               -------------

REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 2.34%, dated 3-31-05,
  matures 4-01-05; repurchase amount
  of $965,063 (Collateralized by FHLMC,
  4.50%, 1-02-12 with a value of $984,301)      $     965,000        965,000
                                                               -------------

TOTAL REPURCHASE AGREEMENT
     (cost $965,000)                                                 965,000
                                                               -------------
TOTAL INVESTMENTS - 100.4%
      (cost $430,939,660)                                        495,706,582
LIABILITIES, LESS CASH & OTHER ASSETS - (0.4%)                    (2,005,362)
                                                               -------------
TOTAL NET ASSETS - 100.0%                                      $ 493,701,220
                                                               =============

The identified cost of investments owned at March 31, 2004 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $64,766,922 which consisted of $89,233,655 of aggregate gross unrealized appreciation, and $24,466,733 of aggregate gross unrealized depreciation.

*Non-income producing security

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                               SERIES A (EQUITY)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                NUMBER OF      MARKET
                                                 SHARES        VALUE
COMMON STOCKS - 99.0%
ADVERTISING - 1.5%
Omnicom Group, Inc.                                 68,200  $ 6,037,064
                                                            -----------

AEROSPACE & DEFENSE - 3.0%
Boeing Company                                      75,300    4,402,038
United Technologies Corporation                     78,000    7,929,480
                                                            -----------
                                                             12,331,518
                                                            -----------

APPAREL RETAIL - 0.5%
Gap, Inc.                                           99,100    2,164,344
                                                            -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.4%
Jones Apparel Group, Inc.                           52,200    1,748,178
                                                            -----------
BROADCASTING & CABLE TV - 4.0%
Clear Channel Communications, Inc.                 216,100    7,448,967
Comcast Corporation*                               124,200    4,195,476
Liberty Media Corporation*                         456,900    4,738,053
                                                            -----------
                                                             16,382,496
                                                            -----------

COMMUNICATIONS EQUIPMENT - 1.0%
Nokia Oyj ADR                                      266,500    4,112,095
                                                            -----------

COMPUTER HARDWARE - 2.0%
Hewlett-Packard Company                            192,400    4,221,256
International Business Machines Corporation         43,200    3,947,616
                                                            -----------
                                                              8,168,872
                                                            -----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.3%
Automatic Data Processing, Inc.                    155,100    6,971,745
DST Systems, Inc.*                                  78,000    3,602,040
Fiserv, Inc.*                                       69,800    2,778,040
                                                            -----------
                                                             13,351,825
                                                            -----------

DIVERSIFIED BANKS - 6.7%
Bank of America Corporation                        274,222   12,093,190
U.S. Bancorp                                       122,900    3,541,978
Wachovia Corporation                               149,100    7,590,681
Wells Fargo & Company                               69,600    4,162,080
                                                            -----------
                                                             27,387,929
                                                            -----------

DIVERSIFIED CHEMICALS - 1.7%
Dow Chemical Company                                75,500    3,763,675
E.I. du Pont de Nemours & Company                   65,700    3,366,468
                                                            -----------
                                                              7,130,143
                                                            -----------

DRUG RETAIL - 0.5%
CVS Corporation                                     41,800    2,199,516
                                                            -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                              NUMBER OF    MARKET
                                                SHARES     VALUE
COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES - 3.8%
Edison International                             72,500  $ 2,517,200
Entergy Corporation                              29,600    2,091,536
Exelon Corporation                               99,800    4,579,822
PG&E Corporation*                                69,900    2,383,590
PPL Corporation                                  44,900    2,424,151
TXU Corporation                                  19,700    1,568,711
                                                         -----------
                                                          15,565,010
                                                         -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Emerson Electric Company                         33,200    2,155,676
                                                         -----------

FOOD RETAIL - 0.9%
Safeway, Inc.*                                  188,000    3,483,640
                                                         -----------

GENERAL MERCHANDISE STORES - 0.6%
Dollar General Corporation                      115,500    2,530,605
                                                         -----------

HEALTH CARE DISTRIBUTORS - 0.5%
Cardinal Health, Inc.                            36,400    2,031,120
                                                         -----------

HEALTH CARE EQUIPMENT - 0.6%
Boston Scientific Corporation*                   84,200    2,466,218
                                                         -----------

HEALTH CARE SERVICES - 1.3%
Caremark Rx, Inc.*                               71,900    2,860,182
Medco Health Soulutions, Inc.*                   51,100    2,533,027
                                                         -----------
                                                           5,393,209
                                                         -----------

HOUSEHOLD PRODUCTS - 1.3%
Colgate-Palmolive Company                        97,800    5,102,226
                                                         -----------

HOUSEWARES & SPECIALTIES - 0.5%
Newell Rubbermaid, Inc.                          90,600    1,987,764
                                                         -----------

INDUSTRIAL CONGLOMERATES - 5.7%
General Electric Company                        336,700   12,141,402
Tyco International, Ltd.                        333,700   11,279,060
                                                         -----------
                                                          23,420,462
                                                         -----------

INDUSTRIAL MACHINERY - 0.6%
Eaton Corporation                                35,900    2,347,860
                                                         -----------

INTEGRATED OIL & GAS - 11.7%
BP plc ADR                                      117,500    7,332,000
ChevronTexaco Corporation                       136,000    7,930,160
ConocoPhillips                                   69,900    7,538,016
Exxon Mobil Corporation                         320,600   19,107,760
Total S.A. ADR                                   49,200    5,767,716
                                                         -----------
                                                          47,675,652
                                                         -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                              NUMBER OF    MARKET
                                               SHARES      VALUE
COMMON STOCKS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES - 4.5%
Alltel Corporation                               62,800  $ 3,444,580
Sprint Corporation                              296,350    6,741,963
Verizon Communications, Inc.                    224,500    7,969,750
                                                         -----------
                                                          18,156,293
                                                         -----------

INVESTMENT BANKING & BROKERAGE - 5.1%
Goldman Sachs Group, Inc.                        79,200    8,711,208
Merrill Lynch & Company, Inc.                   105,600    5,976,960
Morgan Stanley                                  109,900    6,291,775
                                                         -----------
                                                          20,979,943
                                                         -----------

LIFE & HEALTH INSURANCE - 2.8%
Genworth Financial, Inc.                        204,900    5,638,848
Prudential Financial, Inc.                      102,300    5,872,020
                                                         -----------
                                                          11,510,868
                                                         -----------

MANAGED HEALTH CARE - 1.0%
PacifiCare Health Systems, Inc.*                 18,900    1,075,788
WellPoint, Inc.*                                 25,300    3,171,355
                                                         -----------
                                                           4,247,143
                                                         -----------

MOVIES & ENTERTAINMENT - 3.5%
News Corporation                                183,100    3,098,052
Time Warner, Inc.*                              343,300    6,024,915
Viacom, Inc. (Cl.B)                             142,900    4,977,207
                                                         -----------
                                                          14,100,174
                                                         -----------

MULTI-LINE INSURANCE - 2.2%
American International Group, Inc.              123,300    6,832,053
Hartford Financial Services Group, Inc.          30,400    2,084,224
                                                         -----------
                                                           8,916,277
                                                         -----------

MULTI-UTILITIES & UNREGULATED POWER - 0.6%
Dominion Resources, Inc.                         31,000    2,307,330
                                                         -----------

OIL & GAS EQUIPMENT & SERVICES - 1.2%
Cooper Cameron Corporation*                      36,400    2,082,444
Schlumberger, Ltd.                               40,300    2,840,344
                                                         -----------
                                                           4,922,788
                                                         -----------

OIL & GAS EXPLORATION & PRODUCTION - 0.9%
Apache Corporation                               60,100    3,679,923
                                                         -----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 5.8%
Citigroup, Inc.                                 302,900   13,612,326
JP Morgan Chase & Company                       287,300    9,940,580
                                                         -----------
                                                          23,552,906
                                                         -----------

PACKAGED FOODS & MEATS - 1.3%
General Mills, Inc.                              45,500    2,236,325
Kraft Foods, Inc.                                93,100    3,076,955
                                                         -----------
                                                           5,313,280
                                                         -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                NUMBER OF    MARKET
                                                 SHARES      VALUE
COMMON STOCKS (CONTINUED)
PAPER PRODUCTS - 1.3%
Bowater, Inc.                                       47,700  $ 1,796,859
International Paper Company                        100,000    3,679,000
                                                            -----------
                                                              5,475,859
                                                            -----------

PHARMACEUTICALS - 1.2%
IVAX Corporation*                                   55,200    1,091,304
Pfizer, Inc.                                        63,900    1,678,653
Schering-Plough Corporation                        107,600    1,952,940
                                                            -----------
                                                              4,722,897
                                                            -----------

PROPERTY & CASUALTY INSURANCE - 1.2%
Allstate Corporation                                49,500    2,675,970
Chubb Corporation                                   28,000    2,219,560
                                                            -----------
                                                              4,895,530
                                                            -----------

RAILROADS - 0.3%
Union Pacific Corporation                           16,600    1,157,020
                                                            -----------

REGIONAL BANKS - 1.0%
PNC Financial Services Group, Inc.                  40,100    2,064,348
SunTrust Banks, Inc.                                30,400    2,190,928
                                                            -----------
                                                              4,255,276
                                                            -----------

RESTAURANTS - 0.9%
McDonald's Corporation                             116,200    3,618,468
                                                            -----------

SEMICONDUCTORS - 1.0%
Fairchild Semiconductor International, Inc.*       125,900    1,930,047
Texas Instruments, Inc.                             84,400    2,151,356
                                                            -----------
                                                              4,081,403
                                                            -----------

SOFT DRINKS - 0.5%
Coca-Cola Company                                   50,000    2,083,500
                                                            -----------

SPECIALTY STORES - 0.9%
Advance Auto Parts, Inc.*                           71,000    3,581,950
                                                            -----------

SYSTEMS SOFTWARE - 2.7%
Computer Associates International, Inc.              1,163       31,517
Microsoft Corporation                              293,700    7,098,729
Oracle Corporation*                                301,500    3,762,720
                                                            -----------
                                                             10,892,966
                                                            -----------

THRIFTS & MORTGAGE FINANCE - 4.5%
Countrywide Financial Corporation                   77,100    2,502,666
Fannie Mae                                          50,200    2,733,390
Freddie Mac                                         92,300    5,833,360
PMI Group, Inc.                                    121,000    4,599,210
Washington Mutual, Inc.                             70,200    2,772,900
                                                            -----------
                                                             18,441,526
                                                            -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

                                                PRINCIPAL
                                                AMOUNT OR
                                                NUMBER OF       MARKET
                                                 SHARES         VALUE
COMMON STOCKS (CONTINUED)
TOBACCO - 1.5%
Altria Group, Inc.                                  94,600  $   6,185,894
                                                            -------------

WIRELESS TELECOMMUNICATION SERVICE - 0.5%
Vodafone Group plc ADR                              81,800      2,172,608
                                                            -------------

TOTAL COMMON STOCKS
     (cost $363,215,746)                                      404,425,244
                                                            -------------

U.S. GOVERNMENT SPONSORED AGENCIES - 0.8%
Federal Home Loan Bank,
     2.55%, 04-01-05                          $  3,059,000      3,059,000
                                                            -------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $3,059,000)                                          3,059,000
                                                            -------------
TOTAL INVESTMENTS - 99.8%
     (cost $366,274,746)                                      407,484,244
CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                      846,673
                                                            -------------
TOTAL NET ASSETS - 100.0%                                   $ 408,330,917
                                                            =============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $366,964,715. For federal income tax purposes, the net unrealized appreciation on investments amounted to $40,519,529 which consisted of $50,805,659 of aggregate gross unrealized appreciation, and $10,286,130 of aggregate gross unrealized depreciation.

* Non-income producing security
ADR (American Depositary Receipt)
plc (public limited company)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES B (LARGE CAP VALUE)

In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
CERTIFICATE OF DEPOSIT-DOMESTIC - 3.7%
HSBC Bank Certificate of Deposit, 2.73%, 05-09-05(2)  $  3,000,000  $  3,000,063
                                                                    ------------

TOTAL CERTIFICATE OF DEPOSIT
     (cost $3,000,063)                                                 3,000,063
                                                                    ------------

COMMERCIAL PAPER - 41.7%
AUTOMOTIVE - 3.4%
American Honda Finance, 2.81%, 05-11-05                  2,800,000     2,791,258
                                                                    ------------

BANKING - 8.9%
ING (US) Funding LLC:
     2.55%, 04-05-05                                     2,000,000     1,999,229
     2.67%, 04-27-05                                     1,400,000     1,397,073
UBS Finance (DE), Inc.:
     2.67%, 05-05-05                                     2,000,000     1,994,524
     2.81%, 05-06-05                                     1,800,000     1,795,082
                                                                    ------------
                                                                       7,185,908
                                                                    ------------

BROKERAGE - 8.9%
Credit Suisse First Boston, 2.66%, 04-15-05              1,990,000     1,987,941
Goldman Sachs Group, Inc.:
     2.75%, 04-14-05                                     2,000,000     1,998,014
     2.72%, 04-26-05                                       900,000       898,190
Morgan Stanley, 2.72%, 04-07-05                          2,300,000     2,298,957
                                                                    ------------
                                                                       7,183,102
                                                                    ------------

FINANCIAL - OTHER - 2.5%
Countrywide Home Loan, 2.81%, 04-29-05                   2,000,000     1,995,629
                                                                    ------------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 4.7%
CIT Group, Inc.:
     2.64%, 04-19-05                                     2,700,000     2,696,436
     2.88%, 05-19-05                                     1,085,000     1,080,834
                                                                    ------------
                                                                       3,777,270
                                                                    ------------
FOOD & BEVERAGE - 1.8%
Coca-Cola Company, 2.80%, 05-16-05                       1,500,000     1,494,750
                                                                    ------------

HOME CONSTRUCTION - 6.8%
Fortune Brands, Inc.:
     2.63%, 04-26-05                                     2,000,000     1,995,977
     2.85%, 05-19-05                                     1,500,000     1,494,300
Sherwin-Williams Company, 2.80%, 05-05-05                2,000,000     1,994,711
                                                                    ------------
                                                                       5,484,988
                                                                    ------------

MEDIA - NONCABLE - 1.6%
Tribune Company, 2.82%, 04-05-05                         1,300,000     1,299,593
                                                                    ------------

PHARMACEUTICALS - 3.1%
Pfizer, Inc.:
     2.53%, 04-01-05                                     1,500,000     1,499,884
     2.84%, 05-20-05                                     1,000,000       996,134
                                                                    ------------
                                                                       2,496,018
                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
COMMERCIAL PAPER (CONTINUED)
TOTAL COMMERCIAL PAPER
     (cost $33,709,977)                                             $  33,708,516
                                                                    -------------

ASSET BACKED SECURITIES - 21.5%
CAPTIVE - 4.2%
Edison Asset Securitization ABS, 2.68%, 05-10-05     $   3,400,000      3,389,289
                                                                    -------------

DIVERSIFIED - 8.6%
Amstel Funding Corporation ABS:

     2.70%, 04-15-05                                     1,000,000        998,950
     2.96%, 06-15-05                                     1,000,000        993,778
Amsterdam Funding Corporation ABS, 2.78%, 04-21-05       1,800,000      1,797,190
Govco, Inc. ABS, 2.71%, 05-11-05                         3,200,000      3,189,652
                                                                    -------------
                                                                        6,979,570
                                                                    -------------

SECURITIES - 5.2%
Galaxy Funding, Inc. ABS:
     2.68%, 05-03-05                                     1,800,000      1,795,366
     2.71%, 05-12-05                                     1,200,000      1,196,020
Perry Funding Corporation ABS, 2.62%, 04-04-05           1,200,000      1,199,738
                                                                    -------------
                                                                        4,191,124
                                                                    -------------

TRADE RECEIVABLES - 3.5%
Old Line Funding Corporation ABS, 2.75%, 04-18-05        2,800,000      2,796,364
                                                                    -------------

TOTAL ASSET BACKED SECURITIES
     (cost $17,358,577)                                                17,356,347
                                                                    -------------

CORPORATE BONDS - 20.8%
BANKING - 3.7%
Wells Fargo & Company, 3.12%, 06-29-05(1)                3,000,000      3,001,218
                                                                    -------------

BROKERAGE - 5.3%
Merrill Lynch & Company, 3.35%, 06-21-05(1)              4,300,000      4,305,246
                                                                    -------------

FINANCIAL - OTHER - 1.9%
Countrywide Home Loan, 2.70%, 04-12-05(1)                1,500,000      1,499,877
                                                                    -------------

FINANCIAL COMPANIES - CAPTIVE - 3.1%
Caterpillar Financial Services Corporation:
     2.98%, 04-25-05(1)                                    550,000        549,981
     3.06%, 06-01-05(1)                                  2,000,000      1,999,526
                                                                    -------------
                                                                        2,549,507
                                                                    -------------

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 2.5%
SLM Corporation, 3.19%, 06-15-05(1)                      2,000,000      2,001,732
                                                                    -------------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 4.3%
Bank One Corporation, 2.893%, 04-25-05(1)                1,700,000      1,700,991
JP Morgan Chase & Company, 3.12%, 05-20-05(1)            1,800,000      1,800,225
                                                                    -------------
                                                                        3,501,216
                                                                    -------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                             SERIES C (MONEY MARKET)

                                                            PRINCIPAL        MARKET
                                                             AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
TOTAL CORPORATE BONDS
     (cost $16,862,034)                                                  $  16,858,796
                                                                         -------------

MISCELLANEOUS ASSETS - 3.7%
FUNDING AGREEMENT - 3.7%
United of Omaha Life Insurance Company, 2.74%, 04-01-05(1) $  3,000,000      3,000,000
                                                                         -------------

TOTAL MISCELLANEOUS ASSETS
     (cost $3,000,000)                                                       3,000,000
                                                                         -------------

U.S. GOVERNMENT SPONSORED AGENCIES - 8.5%
FEDERAL HOME LOAN BANK - 3.1%
     3.00%, 01-18-06                                          1,500,000      1,492,896
     3.25%, 02-28-06                                          1,000,000        996,097
                                                                         -------------
                                                                             2,488,993
                                                                         -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.9%
     2.989%, 04-07-05(1)                                      1,500,000      1,500,543
                                                                         -------------

SMALL BUSINESS ASSOCIATION POOLS - 2.8%
     #503295, 2.75%, 04-01-05(1)                                291,899        291,007
     #503303, 2.75%, 04-01-05(1)                                259,902        259,108
     #503308, 3.00%, 04-01-05(1)                                177,708        177,708
     #503459, 3.00%, 04-01-05(1)                                393,925        392,448
     #503176, 3.125%, 04-01-05(1)                                95,788         96,267
     #503343, 3.125%, 04-01-05(1)                               309,723        309,723
     #503347, 3.125%, 04-01-05(1)                               450,941        450,941
     #502353, 3.25%, 04-01-05(1)                                 60,449         60,449
     #502163, 3.50%, 04-01-05(1)                                260,254        260,254
                                                                         -------------
                                                                             2,297,905
                                                                         -------------

STUDENT LOAN MARKETING ASSOCIATION - 0.7%
     1997-4 A2, 3.589%, 04-25-05(1)                             567,727        569,058
                                                                         -------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $6,869,794)                                                       6,856,499
                                                                         -------------
TOTAL INVESTMENTS - 99.9%
     (cost $80,800,445)                                                     80,780,221
CASH & OTHER ASSETS, LESS LIABILITIES - 0.1%                                   103,290
                                                                         -------------
TOTAL NET ASSETS - 100.0%                                                $  80,883,511
                                                                         =============

The indentified cost of investments owned at March 31, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net realized depreciation on investments amounted to $20,224, which consisted of $97 of aggregate gross unrealized appreciation and $20,321 of aggregate gross unrealized depreciation.

(1) Variable rate security. Rate indicated is rate effective at March 31, 2005. Maturity date indicated is next interest reset date.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $3,000,063, or 3.7% of total net assets.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                             SERIES C (MONEY MARKET)

   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                NUMBER OF        MARKET
                                                 SHARES          VALUE
COMMON STOCKS - 98.2%
AUSTRALIA - 0.7%
Australia & New Zealand Banking Group,  Ltd.        121,588  $   1,938,186
Macquarie Airports                                  457,500      1,156,527
                                                             -------------
                                                                 3,094,713
                                                             -------------

BERMUDA - 0.9%
Ace, Ltd.                                            93,999      3,879,339
                                                             -------------
BRAZIL - 1.5%
Companhia de Bebidas das Americas ADR                82,256      2,376,376
Empresa Brasileira de Aeronautica S.A. ADR          139,326      4,360,904
Tele Norte Leste Participacoes S.A.                      12            229
                                                             -------------
                                                                 6,737,509
                                                             -------------

CANADA - 2.4%
EnCana Corporation                                   51,681      3,648,246
Husky Energy, Inc.                                  145,900      4,379,893
Manulife Financial Corporation                       54,583      2,604,667
                                                             -------------
                                                                10,632,806
                                                             -------------

FINLAND - 0.3%
Fortum Oyj                                           63,900      1,244,283
                                                             -------------

FRANCE - 7.3%
Essilor International S.A                            25,670      1,855,322
European Aeronautic Defence & Space Company          44,720      1,336,933
France Telecom S.A                                  131,527      3,938,904
JC Decaux S.A.*                                      72,180      1,970,715
Louis Vuitton Moet Hennessy S.A.                     62,630      4,684,969
Sanofi-Aventis                                      100,759      8,497,275
Societe Generale                                     40,960      4,256,102
Technip S.A.                                         25,270      4,226,136
Total S.A.                                            8,703      2,036,548
                                                             -------------
                                                                32,802,904
                                                             -------------

GERMANY - 3.1%
Allianz AG                                           32,259      4,096,414
Bayerische Hypo-Und Vereinsbank AG*                  46,161      1,129,264
SAP AG                                               24,699      3,980,466
Siemens AG                                           56,588      4,478,768
                                                             -------------
                                                                13,684,912
                                                             -------------

HONG KONG - 2.8%
HSBC Holdings plc                                   293,634      4,668,447
Hong Kong & China Gas Company, Ltd.               1,213,700      2,388,714
Hutchison Whampoa, Ltd.                             213,918      1,817,095
Television Broadcasts, Ltd.                         708,904      3,572,106
                                                             -------------
                                                                12,446,362
                                                             -------------

INDIA - 3.5%
Gail India, Ltd.                                     55,620        269,626
Hindustan Lever, Ltd.                               834,800      2,516,126
ITC, Ltd.                                            17,500        537,967
Icici Bank, Ltd. ADR                                173,750      3,600,100

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                  NUMBER OF        MARKET
                                                   SHARES          VALUE
COMMON STOCKS (CONTINUED)
INDIA (CONTINUED)
Infosys Technologies, Ltd.                            112,264  $   5,785,145
Oil & Natural Gas Corporation, Ltd.                    28,590        577,366
Zee Telefilms, Ltd.                                   745,800      2,369,867
                                                               -------------
                                                                  15,656,197
                                                               -------------

IRELAND - 0.6%
Anglo Irish Bank Corporation plc                      109,479      2,742,120
                                                               -------------

ITALY - 0.5%
Eni SpA                                                78,666      2,042,756
                                                               -------------

JAPAN - 9.2%
Canon, Inc.                                            32,000      1,716,338
Chugai Pharmaceutical Company, Ltd.                   109,200      1,677,649
Credit Saison Company, Ltd.                            71,900      2,588,816
Hoya Corporation                                       21,800      2,399,515
JGC Corporation                                        73,000        796,698
KDDI Corporation                                        1,252      6,201,315
Keyence Corporation                                     9,800      2,270,715
Murata Manufacturing Company, Ltd.                     33,200      1,780,701
Nidec Corporation                                       7,700        958,864
Nikon Corporation                                     172,916      1,988,764
Omron Corporation                                      20,000        436,547
Resona Holdings, Inc.*                                933,000      1,871,135
Seven-Eleven Japan Company, Ltd.                       47,000      1,376,615
Shionogi & Company, Ltd.                              182,000      2,509,174
Shiseido Company, Ltd.                                108,000      1,425,493
Sony Corporation                                      113,500      4,520,731
Toyota Motor Corporation                               97,500      3,628,795
Trend Micro, Inc.                                      49,000      2,107,085
Yahoo Japan Corporation*                                  227        531,477
Yahoo Japan Corporation (Deferred Settlement)*            227        533,595
                                                               -------------
                                                                  41,320,022
                                                               -------------

KOREA - 2.5%
Hyundai Heavy Industries Company, Ltd.*                49,600      2,483,244
Samsung Electronics Company, Ltd.                       9,188      4,536,748
SK Telecom Company, Ltd.                                8,720      1,466,671
SK Telecom Company, Ltd. ADR                          147,300      2,904,756
                                                               -------------
                                                                  11,391,419
                                                               -------------

MEXICO - 1.7%
Fomento Economico Mexicano, S.A. de C.V.              416,800      2,235,723
Grupo Modelo, S.A. de C.V. (Cl.C)                     600,200      1,768,298
Grupo Televisa S.A. ADR                                60,233      3,541,700
                                                               -------------
                                                                   7,545,721
                                                               -------------

NETHERLANDS - 1.9%
ABN Amro Holding N.V.                                  75,600      1,875,911
Koninklijke (Royal) Philips Electronics N.V.*         180,800      4,980,878
Wolters Kluwer N.V.                                    90,229      1,648,184
                                                               -------------
                                                                   8,504,973
                                                               -------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                         NUMBER OF       MARKET
                                                          SHARES         VALUE
COMMON STOCKS (CONTINUED)
NORWAY - 0.5%
Tandberg ASA                                                206,100    $ 2,154,395
                                                                       -----------
PORTUGAL - 0.3%
Energias de Portugal S.A.                                   507,690      1,415,095
                                                                       -----------
SINGAPORE - 0.5%
Singapore Press Holdings, Ltd.                              885,466      2,446,069
                                                                       -----------

SWEDEN - 5.1%
Hennes & Mauritz AB (Cl.B)                                  284,900      9,790,240
Investor AB (Cl.B)**                                        114,480      1,546,064
Telefonaktiebolaget LM Ericsson (Cl.B)*                   4,018,200     11,307,829
                                                                       -----------
                                                                        22,644,133
                                                                       -----------
SWITZERLAND - 2.2%
Credit Suisse Group*                                         55,654      2,388,693
Novartis AG                                                  58,001      2,705,162
Roche Holding AG                                             45,164      4,839,539
                                                                       -----------
                                                                         9,933,394
                                                                       -----------

TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Company, Ltd. ADR        426,040      3,612,819
                                                                       -----------

UNITED KINGDOM - 14.1%
3i Group plc                                                132,130      1,678,772
BP plc ADR                                                   59,275      3,698,760
Cadbury Schweppes plc                                       478,874      4,799,597
Dixons Group plc                                          1,308,463      3,776,076
Pearson plc                                                 283,390      3,456,041
Peninsular & Oriental Steam Navigation Company              198,070      1,080,535
Prudential plc                                              360,870      3,449,844
Reckitt Benckiser plc                                       291,337      9,258,055
Reed Elsevier plc                                           207,273      2,147,917
Royal Bank of Scotland Group plc                            266,182      8,473,770
Smith & Nephew plc                                          395,400      3,716,446
Vodafone Group plc                                        5,957,800     15,842,818
WPP Group plc                                               156,500      1,778,476
                                                                       -----------
                                                                        63,157,107
                                                                       -----------

UNITED STATES - 35.8%
Advanced Micro Devices, Inc.*                               279,900      4,511,988
Affymetrix, Inc.*                                            60,600      2,596,104
Altera Corporation*                                          62,200      1,230,316
Altria Group, Inc.                                           19,000      1,242,410
Amazon.com, Inc.*                                            43,100      1,477,037
American Express Company                                     84,100      4,320,217
Amgen, Inc.*                                                 66,300      3,859,323
Applera Corporation - Applied Biosystems Group               74,400      1,468,656
Berkshire Hathaway, Inc. (Cl.B)*                              1,050      2,998,800
Boeing Company                                               41,200      2,408,552
Burlington Resources, Inc.                                   48,100      2,408,367
Cadence Design Systems, Inc.*                               129,200      1,931,540
Charles Schwab Corporation                                  133,800      1,406,238

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                               NUMBER OF       MARKET
                                                SHARES         VALUE
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
ChevronTexaco Corporation                          68,054  $  3,968,229
Circuit City Stores, Inc.                         185,399     2,975,654
Cisco Systems, Inc.*                              134,000     2,397,260
Citigroup, Inc.                                    29,933     1,345,189
Coach, Inc.*                                       42,600     2,412,438
Corning, Inc.*                                    324,600     3,612,798
eBay, Inc.*                                       133,400     4,970,484
Electronic Arts, Inc.*                             12,000       621,360
Eli Lilly & Company                                23,400     1,219,140
Everest Re Group, Ltd.                             19,100     1,625,601
Express Scripts, Inc.*                             23,800     2,075,122
Gap, Inc.                                          78,800     1,720,992
Genentech, Inc.*                                   37,800     2,139,858
Genzyme Corporation*                               35,700     2,043,468
Gilead Sciences, Inc.*                            101,100     3,619,380
Gillette Company                                   75,400     3,806,192
GlobalSantaFe Corporation                         129,700     4,804,088
Human Genome Sciences, Inc.*                       46,020       424,304
IMS Health, Inc.                                   76,100     1,856,079
International Business Machines Corporation        48,775     4,457,059
International Game Technology                     109,600     2,921,936
International Rectifier Corporation*               26,000     1,183,000
Intuit, Inc.*                                      28,700     1,256,199
JP Morgan Chase & Company                         115,592     3,999,483
Juniper Networks, Inc.*                            62,300     1,374,338
Lockheed Martin Corporation                        34,100     2,082,146
MBNA Corporation                                  138,900     3,409,995
Medtronic, Inc.                                    21,400     1,090,330
Millennium Pharmaceuticals, Inc.*                  45,100       379,742
Morgan Stanley                                     81,900     4,688,775
National Semiconductor Corporation                162,900     3,357,369
Nektar Therapeutics*(1, 2)                         57,269       638,661
Northern Trust Corporation                         30,300     1,316,232
Northrop Grumman Corporation                       36,500     1,970,270
Novell, Inc.*                                     388,900     2,317,844
Pfizer, Inc.                                       95,899     2,519,267
Qualcomm, Inc.                                     99,840     3,659,136
Quest Diagnostics, Inc.                            39,600     4,163,148
Raytheon Company                                   84,600     3,274,020
Silicon Laboratories, Inc.*                        24,000       713,040
Sirius Satellite Radio, Inc.*                   1,930,100    10,847,162
Starbucks Corporation*                             48,500     2,505,510
Sun Microsystems, Inc.*                           504,100     2,036,564
Symantec Corporation*                              91,600     1,953,828
Transocean, Inc.*                                 131,500     6,766,990
Veritas Software Corporation*                      47,200     1,095,984
Wachovia Corporation                               62,247     3,168,995
Wyeth                                              25,200     1,062,936
                                                           ------------
                                                            159,707,143
                                                           ------------

TOTAL COMMON STOCKS
     cost ($339,058,473)                                    438,796,191
                                                           ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

                                                  NUMBER OF      MARKET
                                                  SHARES         VALUE
PREFERRED STOCKS - 1.3%
BRAZIL - 0.7%
Tele Norte Leste Participacoes S.A                  203,988  $   3,155,362
                                                             -------------

GERMANY - 0.6%
Porsche AG                                            3,359      2,438,634
                                                             -------------

TOTAL PREFERRED STOCKS
     (cost $4,986,071)                                           5,593,996
                                                             -------------
TOTAL INVESTMENTS - 99.5%
     (cost $344,044,544)                                       444,390,187
CASH & OTHER ASSETS, LESS LIABILITIES - 0.5%                     2,307,253
                                                             -------------
TOTAL NET ASSETS - 100.0%                                    $ 446,697,440
                                                             =============

INVESTMENT CONCENTRATION
At March 31, 2005, SBL D's investment
concentration by industry was as follows:

Aerospace & Defense                                                    0.3%
Air Freight & Logistics                                                3.2%
Automobiles                                                            1.4%
Beverages                                                              2.5%
Biotechnology                                                          3.4%
Capital Markets                                                        1.6%
Commercial Banks                                                       2.6%
Commercial Services & Supplies                                         0.4%
Communications Equipment                                               4.7%
Computers & Peripherals                                                1.5%
Constuction & Engineering                                              0.2%
Consumer Finance                                                       2.3%
Diversified Financial Services                                         8.1%
Diversified Telecommunications                                         3.9%
Electric Utilities                                                     0.3%
Electrical Equipment                                                   0.1%
Electronic Equipment & Instruments                                     1.1%
Energy Equipment & Services                                            0.9%
Food & Staples Retailing                                               0.3%
Gas Utilities                                                          0.5%
Health Care Equipment & Services                                       2.4%
Health Care Providers & Services                                       1.8%
Hotels, Restaurants & Leisure Products                                 1.2%
Household Durables                                                     4.0%
Household Products                                                     2.6%
Industrial Conglomerates                                               1.0%
Insurance                                                              4.2%
Internet & Catalog Retail                                              0.3%
Internet Software & Services                                           2.3%
IT Services                                                            1.3%
Leisure Equipment & Products                                           0.4%
Machinery                                                              0.6%
Marine                                                                 0.2%
Media                                                                  7.6%
Multi-Utilities & Unregulated Power                                    0.3%
Oil & Gas                                                              6.7%
Paper & Forest Products                                                1.1%
Personal Products                                                      1.2%

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                                SERIES D (GLOBAL)

INVESTMENT CONCENTRATION (CONTINUED)
Pharmaceuticals                                                        5.7%
Semiconductors & Semiconductor Equipment                               3.1%
Software                                                               2.4%
Specialty Retail                                                       0.7%
Textiles, Apparel & Luxury Goods                                       4.2%
Tobacco                                                                0.4%
Wireless Telecommunications                                            4.5%
Cash & other assets, less liabilities                                  0.5%
                                                                     -----
                                                                     100.0%
                                                                     =====

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $344,857,988. For federal income tax purposes, the net unrealized appreciation on investments amounted to $99,532,199 which consisted of $110,647,827 of aggregate gross unrealized appreciation, and $11,115,628 of aggregate gross unrealized depreciation.

*Non-income producing security

**Passive Foreign Investment Company

ADR (American Depositary Receipt)

plc (public limited company)

(1) Security is restricted. The total market value of restricted securities is $638,661 (cost $650,000), or 0.1% of total net assets. The acquisition date was March 25, 2004.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $638,661, or 0.1% of total net assets.

   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                 PRINCIPAL     MARKET
                                                  AMOUNT       VALUE
CORPORATE BONDS - 30.3%
AIRLINES - 0.5%
Southwest Airlines Company, 7.875% - 2007        $  700,000  $  752,165
                                                             ----------

AUTOMOTIVE - 0.8%
Ford Motor Credit Company, 6.50% - 2007             650,000     656,593
Johnson Controls, Inc., 4.875% - 2013               600,000     594,867
                                                             ----------
                                                              1,251,460
                                                             ----------

BANKING - 3.9%
Bank of America Corporation, 7.80% - 2010           650,000     735,782
BankBoston Capital Trust, 3.56% - 2028(3)         1,200,000   1,172,183
BCH Cayman Islands, Ltd., 7.70% - 2006              700,000     730,282
Chase Capital III, 3.46% - 2027(3)                1,200,000   1,138,562
Danske Bank A/S, 7.40% - 2010 (1,3)                 800,000     850,091
Regions Financial Corporation, 7.00% - 2011       1,000,000   1,103,988
US Central Credit Union, 2.70% - 2009               511,364     494,484
                                                             ----------
                                                              6,225,372
                                                             ----------

BROKERAGE - 2.0%
Citigroup, Inc., 5.00% - 2014                     1,200,000   1,178,131
Credit Suisse First Boston USA, 6.125% - 2011       600,000     636,568
Legg Mason, Inc., 6.75% - 2008                      650,000     693,822
Waddell & Reed Financial, Inc., 7.50% - 2006        650,000     665,833
                                                             ----------
                                                              3,174,354
                                                             ----------

BUILDING MATERIALS - 0.8%
CRH America, Inc., 6.95% - 2012                     600,000     658,820
Masco Corporation, 5.875% - 2012                    600,000     624,305
                                                             ----------
                                                              1,283,125
                                                             ----------

CHEMICALS - 0.5%
PPG Industries, Inc., 7.40% - 2019                  650,000     768,713
                                                             ----------

DIVERSIFIED MANUFACTURING - 1.6%
General Electric Company, 5.00% - 2013              600,000     599,128
Hutchison Whampoa International, Ltd.,
     5.45% - 2010(1)                              1,250,000   1,266,473
Tyco International Group, 7.00% - 2028              650,000     737,859
                                                             ----------
                                                              2,603,460
                                                             ----------

BUILDING MATERIALS - 0.8%
ELECTRIC - 1.3%
Arizona Public Service Company, 6.375% - 2011       600,000     648,020
Cincinnati Gas & Electric Company, 5.70% - 2012     600,000     622,198
East Coast Power LLC:
     6.737% - 2008                                   71,293      72,515
     7.066% - 2012                                  140,866     147,193
Oncor Electric Delivery Company, 6.375% - 2015      600,000     646,481
                                                             ----------
                                                              2,136,407
                                                             ----------

ENERGY - INDEPENDENT - 0.9%
Devon Financing Corporation, ULC, 6.875% - 2011     600,000     660,617
Pancanadian Petroleum, 6.30% - 2011                 750,000     809,408
                                                             ----------
                                                              1,470,025
                                                             ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                      PRINCIPAL   MARKET
                                                       AMOUNT      VALUE
CORPORATE BONDS (CONTINUED)
ENERGY - INTEGRATED - 0.5%
Conoco, Inc., 6.95% - 2029                           $  650,000  $  774,817
                                                                 ----------

ENTERTAINMENT - 0.8%
Time Warner, Inc., 6.875% - 2018                        600,000     659,653
Viacom, Inc., 5.625% - 2007                             600,000     614,104
                                                                 ----------
                                                                  1,273,757
                                                                 ----------
FINANCIAL - OTHER - 0.5%
Abbey National plc, 6.69% - 2005                        725,000     736,981
                                                                 ----------
FINANCIAL COMPANIES - CAPTIVE - 0.4%
General Motors Acceptance Corporation,
     6.125% - 2006                                      650,000     647,002
                                                                 ----------

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 1.2%
Capital One Financial, 4.738% - 2007                    650,000     653,541
Countrywide Capital, 8.00% - 2026                       700,000     721,399
SLM Corporation, 5.05% - 2014                           600,000     592,509
                                                                 ----------
                                                                  1,967,449
                                                                 ----------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.8%
CIT Group, Inc., 7.625% - 2005                          350,000     355,518
Core Investment Grade Trust, 4.727% - 2007            1,950,000   1,961,446
General Electric Capital Corporation,
     5.875% - 2012                                      600,000     633,421
                                                                 ----------
                                                                  2,950,385
                                                                 ----------

GAMING - 0.2%
Park Place Entertainment, 7.875% - 2005                 300,000     306,375
                                                                 ----------

HEALTH CARE - 0.4%
Anthem, Inc., 6.80% - 2012                              600,000     665,375
                                                                 ----------

INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012                         625,000     658,334
                                                                 ----------

INSURANCE - PROPERTY & CASUALTY - 0.5%
Nationwide Mutual Insurance Company,
     8.25% - 2031(1)                                    650,000     810,611
                                                                 ----------

MEDIA - CABLE - 1.1%
Comcast Corporation, 5.30% - 2014                       625,000     618,216
Jones Intercable, Inc., 7.625% - 2008                   500,000     535,923
Lenfest Communications, Inc., 10.50% - 2006             500,000     532,492
                                                                 ----------
                                                                  1,686,631
                                                                 ----------

MEDIA - NONCABLE - 1.2%
New York Times Company, 4.50% - 2010                    650,000     644,951
Thompson Corporation, 4.75% - 2010                    1,250,000   1,242,831
                                                                 ----------
                                                                  1,887,782
                                                                 ----------

OIL FIELD SERVICES - 0.8%
Transocean, Inc., 6.625% - 2011                       1,200,000   1,310,447
                                                                 ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                    PRINCIPAL       MARKET
                                                     AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

PACKAGING - 0.4%
Bemis Company, Inc., 4.875% - 2012 (1)            $    650,000   $    647,094
                                                                 ------------
PHARMACEUTICALS - 0.5%
Eli Lilly & Company, 7.125% - 2025                     650,000        785,129
                                                                 ------------
PIPELINES - 1.5%
Consolidated Natural Gas Company,
     6.625% - 2013                                     600,000        658,231
Duke Energy Field Services Corporation,
     7.50% - 2005                                      700,000        710,051
Express Pipeline LP, 6.47% - 2013 (1)                  408,400        413,738
Kinder Morgan Energy, 7.50% - 2010                     600,000        668,710
                                                                 ------------
                                                                    2,450,730
                                                                 ------------

RAILROADS - 0.8%
Canadian National Railway Company,
     6.25% - 2034                                    1,200,000      1,310,485
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Reckson Operating Partnership, 5.15% - 2011          1,200,000      1,196,022
                                                                 ------------

RETAILERS - 0.5%
Tandy Corporation, 6.95% - 2007                        750,000        793,766
                                                                 ------------

SERVICES - 0.1%
American Eco Corporation, 9.625% - 2008 *(4),(5)       500,000              -
MasTec, Inc., 7.75% - 2008                             200,000        194,000
                                                                 ------------
                                                                      194,000
                                                                 ------------

TECHNOLOGY - 1.6%
Computer Associates, Inc., 5.625% - 2014 (1)         1,200,000      1,180,169
Pitney Bowes, Inc., 5.875% - 2006                      650,000        662,979
Science Applications International Corporation,
     7.125% - 2032                                     600,000        711,364
                                                                 ------------
                                                                    2,554,512
                                                                 ------------

TRANSPORTATION SERVICES - 2.0%
Erac USA Finance Company:
     7.35% - 2008 (1)                                  600,000        647,746
     6.70% - 2034 (1)                                1,800,000      1,968,804
TTX Company, 4.90% - 2015 (1)                          650,000        634,970
                                                                 ------------
                                                                    3,251,520
                                                                 ------------

TOTAL CORPORATE BONDS
     (cost $47,298,265)                                            48,524,285
                                                                 ------------

MORTGAGE BACKED SECURITIES - 45.2%

U.S. GOVERNMENT AGENCIES - 41.9%
Federal Home Loan Mortgage Corporation:
     #E01378, 5.00% - 2018                           2,749,120      2,753,583
     #E01488, 5.00% - 2018                           2,449,596      2,453,573
     #E01538, 5.00% - 2018                           2,537,780      2,541,900

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                    PRINCIPAL       MARKET
                                                     AMOUNT         VALUE
MORTGAGE BACKED SECURITIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
     FHR #188 H CMO, 7.00% - 2021                 $      3,096   $      3,092
     #C44050, 7.00% - 2030                              82,709         87,186
     #C01079, 7.50% - 2030                              47,235         50,590
     #C01172, 6.50% - 2031                             145,738        151,262
     #C01210, 6.50% - 2031                             162,659        169,095
     #C50964, 6.50% - 2031                             144,277        149,746
     #C50967, 6.50% - 2031                              48,619         50,543
     #C01277, 7.00% - 2031                             255,370        268,801
     #C01292, 6.00% - 2032                             573,057        587,284
     #C62801, 6.00% - 2032                             292,525        299,787
     #C01287, 6.50% - 2032                             362,059        375,783
     #C76358, 5.00% - 2033                           2,940,133      2,887,416
     #C78238, 5.50% - 2033                           2,993,174      3,006,449
     #A16943, 6.00% - 2033                           2,070,541      2,119,798
     #G08014, 5.00% - 2034                           2,941,878      2,880,303
     #G08015, 5.50% - 2034                           2,850,043      2,859,345
     #A17903, 6.00% - 2034                           2,131,927      2,182,665

Federal National Mortgage Association:
     #2544732 5.50% - 2017                           2,679,543      2,733,352
     #720714, 4.50% - 2018                           2,524,636      2,472,990
     #555549, 5.00% - 2018                           2,951,704      2,952,050
     #750465, 5.00% - 2018                           2,509,952      2,511,320
     #780952, 4.00% - 2019                           2,907,288      2,784,866
     FNR 1990-68 J, 6.95% - 2020                         8,537          8,920
     FNR 1990-103 K, 7.50% - 2020                        2,321          2,368
     #252806, 7.50% - 2029                             135,229        144,789
     #252874, 7.50% - 2029                              51,773         55,433
     #535277, 7.00% - 2030                              98,861        104,184
     #551262, 7.50% - 2030                              41,030         43,906
     #190307, 8.00% - 2030                              60,136         64,743
     #253356, 8.00% - 2030                              71,730         77,224
     #541735, 8.00% - 2030                              65,681         70,713
     #535838, 6.50% - 2031                             124,858        129,625
     #585348, 6.50% - 2031                             115,589        120,001
     #591381, 6.50% - 2031                             203,239        210,998
     #254477, 5.50% - 2032                           1,511,826      1,515,150
     #254198, 6.00% - 2032                             591,906        605,174
     #254377, 6.00% - 2032                             983,700      1,006,780
     #254478, 6.00% - 2032                             487,379        498,814
     #666750, 6.00% - 2032                           1,040,103      1,063,419
     #254346, 6.50% - 2032                             298,147        309,530
     #545691, 6.50% - 2032                             452,209        469,473
     #659790, 6.50% - 2032                             394,540        410,201
     #702879, 5.00% - 2033                           1,837,765      1,801,929
     #709805, 5.00% - 2033                           2,508,844      2,459,923
     #658077, 5.50% - 2033                           1,515,818      1,521,902
     #688328, 5.50% - 2033                           1,614,378      1,619,723
     #689108, 5.50% - 2033                           1,445,577      1,451,379
     #709748, 5.50% - 2033                           2,636,299      2,646,880
     #713971, 5.50% - 2033                           2,495,652      2,503,915
     #754903, 5.50% - 2033                           2,001,643      2,005,194
     #725033, 6.00% - 2034                           1,667,376      1,704,754
     #255554, 5.50% - 2035                           2,927,405      2,933,656
                                                                 ------------
                                                                   66,893,479
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                    PRINCIPAL       MARKET
                                                     AMOUNT         VALUE
MORTGAGE BACKED SECURITIES (CONTINUED)

U.S. GOVERNMENT SECURITIES - 2.0%
Government National Mortgage Association:
     #301465, 9.00% - 2021                        $     23,017   $     25,480
     #305617, 9.00% - 2021                              25,464         28,189
     #313107, 7.00% - 2022                             184,945        195,504
     #352022, 7.00% - 2023                             116,316        122,956
     #369303, 7.00% - 2023                             118,413        125,173
     #780454, 7.00% - 2026                             198,112        209,423
     #462680, 7.00% - 2028                             121,215        128,135
     #482668, 7.00% - 2028                             138,579        146,491
     #518436, 7.25% - 2029                              52,250         55,727
     #494109, 7.50% - 2029                             117,332        125,827
     #510704, 7.50% - 2029                              54,807         58,775
     #781079, 7.50% - 2029                              47,487         50,926
     #479229, 8.00% - 2030                              24,765         26,682
     #479232, 8.00% - 2030                              33,084         35,645
     #508342, 8.00% - 2030                              76,216         82,116
     #538285, 6.50% - 2031                             172,213        179,933
     #561561, 6.50% - 2031                             278,494        291,226
     #564472, 6.50% - 2031                             377,669        394,935
     #781414, 5.50% - 2032                             512,263        517,407
     #552324, 6.50% - 2032                             295,739        308,997
     II #181907, 9.50% - 2020                           20,800         23,270
     II #2445, 8.00% - 2027                             86,570         92,862
     II #2909, 8.00% - 2030                             50,084         53,724
                                                                 ------------
                                                                    3,279,403
                                                                 ------------

NON-AGENCY SECURITIES - 1.3%
Chase Commercial Mortgage Securities Corporation:
     1997-1B, 7.37% - 2029                           1,500,000      1,581,064
     1998-1B, 6.56% - 2030                             500,000        530,875
Global Rate Eligible Asset Trust 1998-A,
     7.33% - 2006 (5)                                  796,598              -
                                                                 ------------
                                                                    2,111,939
                                                                 ------------

TOTAL MORTGAGE BACKED SECURITIES
     (cost $73,466,505)                                            72,284,821
                                                                 ------------

U.S. AGENCY BONDS & NOTES - 7.4%

Federal Home Loan Bank,
     6.375% - 2006                                     900,000        930,043

Federal Home Loan Mortgage Corporation,
     2.850% - 2007                                   3,000,000      2,938,761

Federal National Mortgage Association:
     3.00% - 2006 (2)                                3,000,000      2,992,449
     6.00% - 2008                                      850,000        893,085
     5.00% - 2013 (2)                                1,935,000      1,916,511
     6.625% - 2030                                     750,000        899,103
     7.125% - 2030                                   1,000,000      1,268,032
                                                                 ------------

TOTAL U.S. AGENCY BONDS & NOTES
     (cost $11,554,030)                                            11,837,984
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

                                                    PRINCIPAL       MARKET
                                                     AMOUNT         VALUE
U.S. GOVERNMENT SECURITIES - 8.8%

U.S. Treasury Bond,
     5.375% - 2031                                $  3,000,000   $  3,269,649

U.S. Treasury Notes:
     3.375% - 2007                                   9,000,000      8,934,255
     6.25% - 2007                                    1,750,000      1,829,159
                                                                 ------------

TOTAL U.S. GOVERNMENT SECURITIES
     (cost $13,967,657)                                            14,033,063
                                                                 ------------

ASSET BACKED SECURITIES - 1.1%
FINANCIAL COMPANIES - TRADE RECEIVABLES - 1.1%
Old Line Funding Corporation, 2.83%, 04-07-05        1,700,000      1,699,198
                                                                 ------------

TOTAL ASSET BACKED SECURITIES
     (cost $1,699,198)                                              1,699,198
                                                                 ------------

COMMERCIAL PAPER - 6.1%
BANKING - 2.5%
ING (U.S.) Funding, LLC, 2.77%, 04-05-05             2,375,000      2,374,269
UBS Finance, Inc., 2.72%, 04-01-05                   1,700,000      1,700,000
                                                                 ------------
                                                                    4,074,269
                                                                 ------------

BROKERAGE - 2.2%
Morgan Stanley:
     2.79%, 04-06-05                                 2,000,000      1,999,225
     2.79%, 04-11-05                                 1,600,000      1,598,760
                                                                 ------------
                                                                    3,597,985
                                                                 ------------

FINANCIAL - OTHER - 0.6%
Countrywide Home Loan, 2.81%, 04-13-05               1,000,000        999,063
                                                                 ------------

METALS & MINING - 0.8%
Alcoa, Inc., 2.79%, 04-04-05                         1,200,000      1,199,721
                                                                 ------------

TOTAL COMMERCIAL PAPER
     (cost $9,871,038)                                              9,871,038
                                                                 ------------

REPURCHASE AGREEMENT - 0.1%

United Missouri Bank, 2.34%, dated 03-31-05,
     matures 04-01-05; repurchase amount of
     $252,016 (Collateralized by GNMA, 4.00%,
     7-16-26 with a value of $257,041)                 252,000        252,000
                                                                 ------------

TOTAL REPURCHASE AGREEMENT
     (cost $252,000)                                                  252,000
                                                                 ------------
TOTAL INVESTMENTS - 99.0%
     (cost $158,108,693)                                          158,502,389
CASH & OTHER ASSETS, LESS LIABILITIES - 1.0%                        1,574,541
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $160,076,930
                                                                 ============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $160,164,712. For federal income tax purposes, the net unrealized depreciation on investments amounted to $1,662,323 which consisted of $817,537 of aggregate gross unrealized appreciation, and $2,479,860 of aggregate gross unrealized depreciation.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES E (DIVERSIFIED INCOME)

*Non-income producing security
CMO (Collateralized Mortgage Obligation)
LP (Limited Partnership)
plc (public limited company)

(1) Security is a 144A series. The total market value of 144A securities is $8,419,696 (cost $8,080,133), or 5.3% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at March 31, 2005.

(3) Variable rate security. Rate indicated is rate effective March 31, 2005.

(4) Security is in default due to bankruptcy.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

    SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

    Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS - 99.1%

AEROSPACE & DEFENSE - 4.7%
General Dynamics Corporation                           8,500     $    909,925
United Technologies Corporation                        9,800          996,268
                                                                 ------------
                                                                    1,906,193
                                                                 ------------

AIR FREIGHT & LOGISTICS - 2.2%
FedEx Corporation                                      9,500          892,525
                                                                 ------------

AIRLINES - 1.6%
Southwest Airlines Company                            46,000          655,040
                                                                 ------------

BIOTECHNOLOGY - 2.1%
Amgen, Inc.*                                          14,900          867,329
                                                                 ------------

BREWERS - 1.8%
Anheuser-Busch Companies, Inc.                        15,600          739,284
                                                                 ------------

BROADCASTING & CABLE TV - 4.4%
Univision Communications, Inc.*                       63,800        1,766,622
                                                                 ------------

COMMUNICATIONS EQUIPMENT - 6.3%
3Com Corporation*                                    116,000          412,960
ADC Telecommunications, Inc.*                        401,600          799,184
Cisco Systems, Inc.*                                  73,500        1,314,915
                                                                 ------------
                                                                    2,527,059
                                                                 ------------

COMPUTER HARDWARE - 2.0%
Dell, Inc.*                                           20,700          795,294
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.6%
First Data Corporation                                36,500        1,434,815
                                                                 ------------

DEPARTMENT STORES - 0.8%
Kohl's Corporation*                                    6,300          325,269
                                                                 ------------

DRUG RETAIL - 3.6%
CVS Corporation                                       27,500        1,447,050
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Power-One, Inc.*                                     100,100          486,486
                                                                 ------------

EXCHANGE TRADED FUNDS -  1.4%
iShares Russell 1000 Growth Index Fund                12,200          572,790
                                                                 ------------

GENERAL MERCHANDISE STORES - 1.5%
Target Corporation                                    12,100          605,242
                                                                 ------------

HEALTH CARE EQUIPMENT - 7.3%
Boston Scientific Corporation*                        39,700        1,162,813
Medtronic, Inc.                                       14,000          713,300
Zimmer Holdings, Inc.*                                13,900        1,081,559
                                                                 ------------
                                                                    2,957,672
                                                                 ------------

                   SCHEDULE OF INVESTMENTS
                 MARCH 31, 2005 (UNAUDITED)
                 SERIES G (LARGE CAP GROWTH)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS (CONTINUED)

HOME IMPROVEMENT RETAIL - 5.1%
Home Depot, Inc.                                      32,700     $  1,250,448
Lowe's Companies, Inc.                                13,900          793,551
                                                                 ------------
                                                                    2,043,999
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES - 1.6%
Carnival Corporation                                  12,700          657,987
                                                                 ------------

HOUSEHOLD PRODUCTS - 1.3%
Procter & Gamble Company                              10,000          530,000
                                                                 ------------

HYPERMARKETS & SUPERCENTERS - 3.8%
Wal-Mart Stores, Inc.                                 30,200        1,513,322
                                                                 ------------

INDUSTRIAL CONGLOMERATES - 4.3%
3M Company                                             4,100          351,329
General Electric Company                              38,200        1,377,492
                                                                 ------------
                                                                    1,728,821
                                                                 ------------

INTERNET RETAIL - 0.8%
eBay, Inc.*                                            8,200          305,532
                                                                 ------------

INVESTMENT BANKING & BROKERAGE - 1.3%
Goldman Sachs Group, Inc.                              4,700          516,953
                                                                 ------------

MANAGED HEALTH CARE - 2.2%
UnitedHealth Group, Inc.                               9,400          896,572
                                                                 ------------

MOTORCYCLE MANUFACTURERS - 0.8%
Harley-Davidson, Inc.                                  5,400          311,904
                                                                 ------------

MOVIES & ENTERTAINMENT - 4.0%
Viacom, Inc. (Cl.B)                                   46,200        1,609,146
                                                                 ------------

MULTI-LINE INSURANCE - 3.2%
American International Group, Inc.                    23,400        1,296,594
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES - 2.4%
BJ Services Company                                   18,800          975,344
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.1%
Citigroup, Inc.                                       28,200        1,267,308
                                                                 ------------

PHARMACEUTICALS - 8.3%
Eli Lilly & Company                                   17,700          922,170
Johnson & Johnson                                     24,900        1,672,284
Pfizer, Inc.                                          28,900          759,203
                                                                 ------------
                                                                    3,353,657
                                                                 ------------

SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.*                              10,500          170,625
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS - 3.8%
Applied Micro Circuits Corporation*                  146,600     $    482,314
Intel Corporation                                     44,400        1,031,412
                                                                 ------------
                                                                    1,513,726
                                                                 ------------

SOFT DRINKS - 2.7%
PepsiCo, Inc.                                         20,400        1,081,812
                                                                 ------------

SYSTEMS SOFTWARE - 5.5%
Microsoft Corporation                                 71,000        1,716,070
Veritas Software Corporation*                         21,800          506,196
                                                                 ------------
                                                                    2,222,266
                                                                 ------------

TOTAL COMMON STOCKS
     (cost $38,659,953)                                            39,974,238
                                                                 ------------

WARRANTS - 0.0%

Lucent Technologies, Inc.                                708              474
                                                                 ------------

TOTAL WARRANTS
     (cost $0)                                                            474
                                                                 ------------
TOTAL INVESTMENTS - 99.1%
     (cost $38,659,953)                                            39,974,712
CASH & OTHER ASSETS, LESS LIABILITIES - 0.9%                          366,084
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $ 40,340,796
                                                                 ============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $39,535,378. For federal income tax purposes, the net unrealized appreciation on investments amounted to $439,334 which consisted of $2,850,139 of aggregate gross unrealized appreciation, and $2,410,805 of aggregate gross unrealized depreciation.

*Non-income producing security

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

    Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES G (LARGE CAP GROWTH)

The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS - 97.8%

AEROSPACE & DEFENSE - 2.3%
Boeing Company                                         4,200     $    245,532
General Dynamics Corporation                           1,400          149,870
Honeywell International, Inc.                            900           33,489
Lockheed Martin Corporation                            2,600          158,756
Northrop Grumman Corporation                           2,600          140,348
Raytheon Company                                       1,000           38,700
United Technologies Corporation                        1,000          101,660
                                                                 ------------
                                                                      868,355
                                                                 ------------

AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company                         5,100          125,358
                                                                 ------------

AIR FREIGHT & LOGISTICS - 1.2%
FedEx Corporation                                      1,300          122,135
Ryder System, Inc.                                       500           20,850
United Parcel Service, Inc. (Cl.B)                     4,100          298,234
                                                                 ------------
                                                                      441,219
                                                                 ------------

ALUMINUM - 0.2%
Alcoa, Inc.                                            2,900           88,131
                                                                 ------------

APPAREL RETAIL - 0.3%
Limited Brands, Inc.                                   4,500          109,350
TJX Companies, Inc.                                      600           14,778
                                                                 ------------
                                                                      124,128
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.2%
Jones Apparel Group, Inc.                              2,700           90,423
                                                                 ------------

APPLICATION SOFTWARE - 0.4%
Intuit, Inc.*                                          2,300          100,671
Parametric Technology Corporation*                     8,000           44,720
                                                                 ------------
                                                                      145,391
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS - 1.2%
Bank of New York Company, Inc.                         5,200          151,060
Federated Investors, Inc. (Cl.B)                       2,900           82,099
Mellon Financial Corporation                           4,100          117,014
State Street Corporation                               2,900          126,788
                                                                 ------------
                                                                      476,961
                                                                 ------------

AUTO PARTS & EQUIPMENT - 0.1%
Dana Corporation                                         200            2,558
Delphi Corporation                                     2,000            8,960
Visteon Corporation                                    7,000           39,970
                                                                 ------------
                                                                       51,488
                                                                 ------------

AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company                                     8,900          100,837
General Motors Corporation                               600           17,634
                                                                 ------------
                                                                      118,471
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 1.1%
Amgen, Inc.*                                           3,200        $ 186,272
Applera Corporation - Applied Biosystems Group         4,300           84,882
Biogen Idec, Inc.*                                       300           10,353
Gilead Sciences, Inc.*                                 3,600          128,880
                                                                 ------------
                                                                      410,387
                                                                 ------------

BREWERS - 0.2%
Anheuser-Busch Companies, Inc.                         1,900           90,041
                                                                 ------------

BROADCASTING & CABLE TV - 0.9%
Clear Channel Communications, Inc.                     4,000          137,880
Comcast Corporation*                                   5,500          185,790
Univision Communications, Inc.*                        1,300           35,997
                                                                 ------------
                                                                      359,667
                                                                 ------------

BUILDING PRODUCTS - 0.3%
Masco Corporation                                      3,700          128,279
                                                                 ------------

CASINOS & GAMING - 0.2%
International Game Technology                          3,200           85,312
                                                                 ------------

COMMERCIAL PRINTING - 0.1%
R.R. Donnelley & Sons Company                          1,700           53,754
                                                                 ------------

COMMUNICATIONS EQUIPMENT - 2.4%
Cisco Systems, Inc.*                                  26,600          475,874
Lucent Technologies, Inc.*                            14,400           39,600
Motorola, Inc.                                        13,500          202,095
Qualcomm, Inc.                                         4,200          153,930
Tellabs, Inc.*                                         5,400           39,420
                                                                 ------------
                                                                      910,919
                                                                 ------------

COMPUTER & ELECTRONICS RETAIL - 0.4%
Best Buy Company, Inc.                                 1,000           54,010
Circuit City Stores, Inc.                              5,500           88,275
                                                                 ------------
                                                                      142,285
                                                                 ------------

COMPUTER HARDWARE - 3.0%
Apple Computer, Inc.*                                  2,300           95,841
Dell, Inc.*                                            6,900          265,098
Hewlett-Packard Company                                7,200          157,968
International Business Machines Corporation            6,500          593,970
NCR Corporation*                                         100            3,374
Sun Microsystems, Inc.*                               11,800           47,672
                                                                 ------------
                                                                    1,163,923
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS - 0.8%
EMC Corporation*                                      14,600          179,872
Lexmark International, Inc.*                           1,400          111,958
                                                                 ------------
                                                                      291,830
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS (CONTINUED)

CONSTRUCTION & FARM MACHINERY - 0.9%
Caterpillar, Inc.                                        400         $ 36,576
Cummins, Inc.                                          1,000           70,350
Deere & Company                                        1,800          120,834
Navistar International Corporation*                      100            3,640
Paccar, Inc.                                           1,600          115,824
                                                                 ------------
                                                                      347,224
                                                                 ------------

CONSUMER FINANCE - 1.2%
American Express Company                               5,500          282,535
MBNA Corporation                                       7,500          184,125
SLM Corporation                                          100            4,984
                                                                 ------------
                                                                      471,644
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
Affiliated Computer Services, Inc.*                      700           37,268
Automatic Data Processing, Inc.                          700           31,465
Computer Sciences Corporation*                         2,300          105,455
Convergys Corporation*                                   500            7,465
First Data Corporation                                 1,281           50,356
Sabre Holdings Corporation                             4,000           87,520
                                                                 ------------
                                                                      319,529
                                                                 ------------

DEPARTMENT STORES - 0.9%
Dillard's, Inc.                                        1,700           45,730
Federated Department Stores, Inc.                      1,700          108,188
J.C. Penney Company, Inc.                              1,500           77,880
Nordstrom, Inc.                                        1,000           55,380
Sears Holdings Corporation*                              300           39,951
                                                                 ------------
                                                                      327,129
                                                                 ------------

DISTILLERS & VINTNERS - 0.2%
Brown-Forman Corporation (Cl.B)                        1,500           82,125
                                                                 ------------

DIVERSIFIED BANKS - 4.0%
Bank of America Corporation                           15,364          677,552
Comerica, Inc.                                         1,900          104,652
U.S. Bancorp                                           3,900          112,398
Wachovia Corporation                                   4,100          208,731
Wells Fargo & Company                                  6,900          412,620
                                                                 ------------
                                                                    1,515,953
                                                                 ------------

DIVERSIFIED CHEMICALS - 0.8%
Dow Chemical Company                                   1,900           94,715
E.I. du Pont de Nemours & Company                      2,000          102,480
Eastman Chemical Company                               1,500           88,500
Hercules, Inc.*                                        1,600           23,168
                                                                 ------------
                                                                      308,863
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES - 0.2%
Cendant Corporation                                    3,100           63,674
                                                                 ------------

DIVERSIFIED METALS & MINING - 0.2%
Phelps Dodge Corporation                                 600           61,038
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS (CONTINUED)

DRUG RETAIL - 0.2%
Walgreen Company                                       1,900     $     84,398
                                                                 ------------

ELECTRIC UTILITIES - 2.3%
CenterPoint Energy, Inc.                               4,600           55,338
Consolidated Edison, Inc.                                600           25,308
Entergy Corporation                                    1,800          127,188
Exelon Corporation                                       700           32,123
FirstEnergy Corporation                                3,000          125,850
Pinnacle West Captial Corporation                      2,100           89,271
Progress Energy, Inc.                                  2,500          104,875
Progress Energy, Inc. - Contingent Value
     Obligation*(2)                                      700               84
Southern Company                                       5,000          159,150
TXU Corporation                                        1,800          143,334
                                                                 ------------
                                                                      862,521
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Emerson Electric Company                               1,700          110,381
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.2%
Tektronix, Inc.                                        3,000           73,590
                                                                 ------------

ELECTRONIC MANUFACTURING SERVICES - 0.2%
Molex, Inc. (Voting)                                   2,500           65,900
Sanmina-SCI Corporation*                               2,200           11,484
Solectron Corporation*                                 3,500           12,145
                                                                 ------------
                                                                       89,529
                                                                 ------------

EMPLOYMENT SERVICES - 0.2%
Robert Half International, Inc.                        3,300           88,968
                                                                 ------------

ENVIRONMENTAL SERVICES - 0.4%
Allied Waste Industries, Inc.*                         5,600           40,936
Waste Management, Inc.                                 4,500          129,825
                                                                 ------------
                                                                      170,761
                                                                 ------------

FOOD DISTRIBUTORS - 0.0%
Sysco Corporation                                        100            3,580
                                                                 ------------

FOOD RETAIL - 0.7%
Albertson's, Inc.                                      4,500           92,925
Kroger Company*                                          200            3,206
Safeway, Inc.*                                         4,500           83,385
Supervalu, Inc.                                        2,600           86,710
                                                                 ------------
                                                                      266,226
                                                                 ------------

FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                        300           24,993
                                                                 ------------

FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corporation                          3,000           75,420
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS (CONTINUED)

GAS UTILITIES - 0.3%
KeySpan Corporation                                    2,400     $     93,528
Nicor, Inc.                                              400           14,836
                                                                 ------------
                                                                      108,364
                                                                 ------------

GENERAL MERCHANDISE STORES - 0.2%
Target Corporation                                     1,600           80,032
                                                                 ------------

GOLD - 0.3%
Newmont Mining Corporation                             2,500          105,625
                                                                 ------------

HEALTH CARE DISTRIBUTORS - 0.3%
AmerisourceBergen Corporation                          1,800          103,122
Cardinal Health, Inc.                                    200           11,160
                                                                 ------------
                                                                      114,282
                                                                 ------------

HEALTH CARE EQUIPMENT - 1.9%
Becton, Dickinson & Company                            2,100          122,682
Biomet, Inc.                                           2,900          105,270
Boston Scientific Corporation*                         3,500          102,515
Guidant Corporation                                      100            7,390
Medtronic, Inc.                                        5,500          280,225
Thermo Electron Corporation*                           3,400           85,986
Waters Corporation*                                      200            7,158
                                                                 ------------
                                                                      711,226
                                                                 ------------

HEALTH CARE FACILITIES - 0.2%
Manor Care, Inc.                                       2,400           87,264
                                                                 ------------

HEALTH CARE SERVICES - 0.8%
IMS Health, Inc.                                       2,900           70,731
Laboratory Corporation of America Holdings*            2,100          101,220
Medco Health Soulutions, Inc.*                           600           29,742
Quest Diagnostics, Inc.                                1,000          105,130
                                                                 ------------
                                                                      306,823
                                                                 ------------

HEALTH CARE SUPPLIES - 0.2%
Millipore Corporation*                                 1,400           60,760
                                                                 ------------

HOME FURNISHINGS - 0.2%
Leggett & Platt, Inc.                                  3,100           89,528
                                                                 ------------

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc.                                       9,500          363,280
Lowe's Companies, Inc.                                 4,000          228,360
                                                                 ------------
                                                                      591,640
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES - 0.3%
Carnival Corporation                                     400           20,724
Hilton Hotels Corporation                              4,700          105,045
                                                                 ------------
                                                                      125,769
                                                                 ------------

HOUSEHOLD APPLIANCES - 0.2%
Stanley Works                                          1,900           86,013
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS - 2.0%
Clorox Company                                         1,706     $    107,461
Colgate-Palmolive Company                                400           20,868
Kimberly-Clark Corporation                             2,800          184,044
Procter & Gamble Company                               8,300          439,900
                                                                 ------------
                                                                      752,273
                                                                 ------------

HOUSEWARES & SPECIALTIES - 0.3%
Newell Rubbermaid, Inc.                                4,400           96,536
                                                                 ------------

HYPERMARKETS & SUPERCENTERS - 2.0%
Costco Wholesale Corporation                           2,800          123,704
Wal-Mart Stores, Inc.                                 13,200          661,452
                                                                 ------------
                                                                      785,156
                                                                 ------------

INDUSTRIAL CONGLOMERATES - 4.6%
3M Company                                             1,800          154,242
General Electric Company                              34,700        1,251,282
Textron, Inc.                                            700           52,234
Tyco International, Ltd.                               9,100          307,580
                                                                 ------------
                                                                    1,765,338
                                                                 ------------

INDUSTRIAL GASES - 0.3%
Air Products & Chemicals, Inc.                         2,000          126,580
                                                                 ------------

INDUSTRIAL MACHINERY - 0.7%
Dover Corporation                                      2,500           94,475
Illinois Tool Works, Inc.                              1,800          161,154
                                                                 ------------
                                                                      255,629
                                                                 ------------

INSURANCE BROKERS - 0.0%
Marsh & McLennan Companies, Inc.                         600           18,252
                                                                 ------------

INTEGRATED OIL & GAS - 6.2%
Amerada Hess Corporation                               1,100          105,831
ChevronTexaco Corporation                              8,600          501,466
ConocoPhillips                                         2,200          237,248
Exxon Mobil Corporation                               23,400        1,394,640
Marathon Oil Corporation                               2,700          126,684
Occidental Petroleum Corporation                         300           21,351
                                                                 ------------
                                                                    2,387,220
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES - 2.9%
AT&T Corporation                                       2,800           52,500
BellSouth Corporation                                  8,900          233,981
CenturyTel, Inc.                                       1,100           36,124
Citizens Communications Company                        2,000           25,880
Qwest Communications International, Inc.*              5,500           20,350
SBC Communications, Inc.                              12,400          293,756
Sprint Corporation                                     1,750           39,812
Verizon Communications, Inc.                          11,600          411,800
                                                                 ------------
                                                                    1,114,203
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS (CONTINUED)

INTERNET RETAIL - 0.5%
eBay, Inc.*                                            4,700     $   175,122
                                                                 -----------

INTERNET SOFTWARE & SERVICES - 0.3%
Yahoo!, Inc.*                                          2,800          94,920
                                                                 -----------

INVESTMENT BANKING & BROKERAGE - 1.4%
Bear Sterns Companies, Inc.                              900          89,910
E*Trade Financial Corporation*                         7,400          88,800
Goldman Sachs Group, Inc.                                900          98,991
Lehman Brothers Holdings, Inc.                           200          18,832
Merrill Lynch & Company, Inc.                          1,900         107,540
Morgan Stanley                                         2,500         143,125
                                                                 -----------
                                                                     547,198
                                                                 -----------

IT CONSULTING & OTHER SERVICES - 0.1%
Unisys Corporation*                                    6,300          44,478
                                                                 -----------

LEISURE PRODUCTS - 0.2%
Brunswick Corporation                                  2,000          93,700
                                                                 -----------

LIFE & HEALTH INSURANCE - 1.3%
AFLAC, Inc.                                            2,700         100,602
Jefferson-Pilot Corporation                            1,200          58,860
Lincoln National Corporation                           1,000          45,140
MetLife, Inc.                                          3,500         136,850
Prudential Financial, Inc.                             1,600          91,840
Torchmark Corporation                                  1,100          57,420
                                                                 -----------
                                                                     490,712
                                                                 -----------

MANAGED HEALTH CARE - 1.1%
Cigna Corporation                                      1,300         116,090
Humana, Inc.*                                          2,900          92,626
UnitedHealth Group, Inc.                               1,400         133,532
WellPoint, Inc.*                                         500          62,675
                                                                 -----------
                                                                     404,923
                                                                 -----------

METAL & GLASS CONTAINERS - 0.2%
Pactiv Corporation*                                    3,700          86,395
                                                                 -----------

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                                  2,100         121,296
                                                                 -----------

MOVIES & ENTERTAINMENT - 1.9%
News Corporation                                       5,600          94,752
Time Warner, Inc.*                                    14,500         254,475
Viacom, Inc. (Cl.B)                                    7,700         268,191
Walt Disney Company                                    4,500         129,285
                                                                 -----------
                                                                     746,703
                                                                 -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                         NUMBER OF       MARKET
                                                          SHARES         VALUE
COMMON STOCKS (CONTINUED)

MULTI-LINE INSURANCE - 1.6%
American International Group, Inc.                          9,700     $    537,477
Hartford Financial Services Group, Inc.                       500           34,280
Loews Corporation                                             400           29,416
                                                                      ------------
                                                                           601,173
                                                                      ------------

MULTI-UTILITIES & UNREGULATED POWER - 0.7%
Calpine Corporation*                                       13,600           38,080
Dominion Resources, Inc.                                    1,000           74,430
Duke Energy Corporation                                     4,700          131,647
Dynegy, Inc.*                                              10,900           42,619
                                                                      ------------
                                                                           286,776
                                                                      ------------

OFFICE ELECTRONICS - 0.1%
Xerox Corporation*                                          1,500           22,725
                                                                      ------------

OFFICE SERVICES & SUPPLIES - 0.0%
Pitney Bowes, Inc.                                            300           13,536
                                                                      ------------

OIL & GAS DRILLING - 0.3%
Nabors Industries, Ltd.*                                      700           41,398
Rowan Companies, Inc.*                                      2,200           65,846
                                                                      ------------
                                                                           107,244
                                                                      ------------

OIL & GAS EQUIPMENT & SERVICES - 1.0%
BJ Services Company                                         2,000          103,760
Baker Hughes, Inc.                                          2,900          129,021
Schlumberger, Ltd.                                          1,900          133,912
                                                                      ------------
                                                                           366,693
                                                                      ------------

OIL & GAS EXPLORATION & PRODUCTION - 1.0%
Anadarko Petroleum Corporation                              1,800          136,980
Burlington Resources, Inc.                                  2,200          110,154
Devon Energy Corporation                                    3,200          152,800
                                                                      ------------
                                                                           399,934
                                                                      ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.1%
Williams Companies, Inc.                                    1,300           24,453
                                                                      ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.5%
Citigroup, Inc.                                            19,200          862,848
JP Morgan Chase & Company                                  10,241          354,339
Principal Financial Group, Inc.                             3,000          115,470
                                                                      ------------
                                                                         1,332,657
                                                                      ------------

PACKAGED FOODS & MEATS - 0.8%
ConAgra Foods, Inc.                                         4,600          124,292
H.J. Heinz Company                                          1,100           40,524
Sara Lee Corporation                                        6,000          132,960
                                                                      ------------
                                                                           297,776
                                                                      ------------

PAPER PACKAGING - 0.1%
Sealed Air Corporation*                                       800           41,552
                                                                      ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
COMMON STOCKS (CONTINUED)

PAPER PRODUCTS - 0.3%
Georgia-Pacific Corporation                                 1,500    $     53,235
International Paper Company                                 1,300          47,827
MeadWestvaco Corporation                                      100           3,182
                                                                     ------------
                                                                          104,244
                                                                     ------------

PERSONAL PRODUCTS - 0.5%
Avon Products, Inc.                                           600          25,764
Gillette Company                                            3,400         171,632
                                                                     ------------
                                                                          197,396
                                                                     ------------

PHARMACEUTICALS - 7.1%
Abbott Laboratories                                         7,000         326,340
Bristol-Myers Squibb Company                                3,800          96,748
Eli Lilly & Company                                         4,900         255,290
Forest Laboratories, Inc.*                                  3,100         114,545
Hospira, Inc.*                                                500          16,135
Johnson & Johnson                                          11,400         765,624
Merck & Company, Inc.                                       7,500         242,775
Pfizer, Inc.                                               27,000         709,290
Schering-Plough Corporation                                 1,000          18,150
Wyeth                                                       4,300         181,374
                                                                     ------------
                                                                        2,726,271
                                                                     ------------

PROPERTY & CASUALTY INSURANCE - 1.0%
Ace, Ltd.                                                     100           4,127
Allstate Corporation                                        1,700          91,902
Ambac Financial Group, Inc.                                   100           7,475
Chubb Corporation                                             200          15,854
Cincinnati Financial Corporation                            1,390          60,618
MBIA, Inc.                                                  1,100          57,508
Progressive Corporation                                     1,000          91,760
St. Paul Travelers Companies, Inc.                          1,288          47,308
XL Capital, Ltd.                                              100           7,237
                                                                     ------------
                                                                          383,789
                                                                     ------------

PUBLISHING - 1.1%
Gannett Company, Inc.                                       1,100          86,988
Knight-Ridder, Inc.                                         1,000          67,250
Meredith Corporation                                        1,600          74,800
New York Times Company                                      2,600          95,108
Tribune Company                                             2,500          99,675
                                                                     ------------
                                                                          423,821
                                                                     ------------

RAILROADS - 0.4%
Burlington Northern Santa Fe Corporation                    1,400          75,502
CSX Corporation                                               100           4,165
Norfolk Southern Corporation                                2,100          77,805
                                                                     ------------
                                                                          157,472
                                                                     ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
COMMON STOCKS (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Archstone-Smith Trust                                         700    $     23,877
Equity Office Properties Trust                              2,600          78,338
Equity Residential                                          1,200          38,652
Plum Creek Timber Company, Inc.                               100           3,570
                                                                     ------------
                                                                          144,437
                                                                     ------------

REGIONAL BANKS - 1.9%
AmSouth Bancorporation                                        700          18,165
BB&T Corporation                                              900          35,172
Fifth Third Bancorp                                         3,200         137,536
First Horizon National Corporation                          2,100          85,659
Huntington Bancshares, Inc.                                 4,000          95,600
KeyCorp                                                     2,500          81,125
National City Corporation                                   4,300         144,050
North Fork Bancorporation, Inc.                             4,200         116,508
SunTrust Banks, Inc.                                          100           7,207
                                                                     ------------
                                                                          721,022
                                                                     ------------

RESTAURANTS - 0.8%
Darden Restaurants, Inc.                                    3,000          92,040
McDonald's Corporation                                      6,700         208,638
                                                                     ------------
                                                                          300,678
                                                                     ------------

SEMICONDUCTOR EQUIPMENT - 0.1%
Applied Materials, Inc.*                                    1,400          22,750
                                                                     ------------

SEMICONDUCTORS - 2.8%
Advanced Micro Devices, Inc.*                               2,400          38,688
Analog Devices, Inc.                                        2,900         104,806
Applied Micro Circuits Corporation*                           900           2,961
Freescale Semiconductor, Inc. (Cl.B)*                       5,672          97,842
Intel Corporation                                          24,800         576,104
Maxim Integrated Products, Inc.                               300          12,261
Micron Technology, Inc.*                                    5,900          61,006
Texas Instruments, Inc.                                     7,200         183,528
                                                                     ------------
                                                                        1,077,196
                                                                     ------------

SOFT DRINKS - 1.9%
Coca-Cola Company                                           9,700         404,199
Pepsi Bottling Group, Inc.                                  3,400          94,690
PepsiCo, Inc.                                               4,400         233,332
                                                                     ------------
                                                                          732,221
                                                                     ------------

SPECIALIZED FINANCE - 0.1%
CIT Group, Inc.                                             1,300          49,400
                                                                     ------------

SPECIALTY CHEMICALS - 0.5%
Rohm & Haas Company                                         2,200         105,600
Sigma-Aldrich Corporation                                   1,200          73,500
                                                                     ------------
                                                                          179,100
                                                                     ------------

SPECIALTY STORES - 0.2%
Bed Bath & Beyond, Inc.*                                    1,800          65,772
                                                                     ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
COMMON STOCKS (CONTINUED)

STEEL - 0.2%
Allegheny Technologies, Inc.                                 1,600   $     38,576
Nucor Corporation                                              600         34,536
                                                                     ------------
                                                                           73,112
                                                                     ------------

SYSTEMS SOFTWARE - 3.5%
BMC Software, Inc.*                                          5,600         84,000
Computer Associates International, Inc.                      1,117         30,271
Microsoft Corporation                                       36,800        889,456
Novell, Inc.*                                                1,400          8,344
Oracle Corporation*                                         15,600        194,688
Symantec Corporation*                                        5,900        125,847
                                                                     ------------
                                                                        1,332,606
                                                                     ------------

THRIFTS & MORTGAGE FINANCE - 1.5%
Countrywide Financial Corporation                            4,100        133,086
Fannie Mae                                                   3,400        185,130
Freddie Mac                                                  1,800        113,760
MGIC Investment Corporation                                  1,500         92,505
Washington Mutual, Inc.                                      1,200         47,400
                                                                     ------------
                                                                          571,881
                                                                     ------------

TOBACCO - 1.4%
Altria Group, Inc.                                           7,200        470,808
Reynolds American, Inc.                                        400         32,236
UST, Inc.                                                      600         31,020
                                                                     ------------
                                                                          534,064
                                                                     ------------

TRADING COMPANIES & DISTRIBUTORS - 0.2%
W.W. Grainger, Inc.                                          1,200         74,724
                                                                     ------------

WIRELESS TELECOMMUNICATION SERVICE - 0.1%
Nextel Communications, Inc.*                                 1,900         53,998
                                                                     ------------

TOTAL COMMON STOCKS
     (cost $36,382,400)                                                37,508,301
                                                                     ------------

U.S. GOVERNMENT SECURITIES - 0.3%

U.S. Treasury Bill, 2.869% - 2005(1)                    $  120,000        119,049
                                                                     ------------

TOTAL U.S. GOVERNMENT SECURITIES
     (cost $119,027)                                                      119,049
                                                                     ------------

REPURCHASE AGREEMENT - 2.8%

United Missouri Bank, 2.34%, dated 3-31-05, matures
     4-01-05; repurchase amount of $1,049,068
     (Collateralized by FHLMC, 4.50%, 1-02-12 with a
     value of $474,473 and U.S. Treasury Note, 1.625%,
     4-30-05 with a value of $595,507)                  $1,049,000      1,049,000
                                                                     ------------

TOTAL REPURCHASE AGREEMENT
     (cost $1,049,000)                                                  1,049,000
                                                                     ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES H (ENHANCED INDEX)

                                                           MARKET
                                                           VALUE
TOTAL INVESTMENTS - 100.9%
     (cost $37,550,427)                                 $ 38,676,350
LIABILITIES, LESS CASH & OTHER ASSETS - (0.9%)              (334,674)
                                                        ------------
TOTAL NET ASSETS - 100.0%                               $ 38,341,676
                                                        ============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $39,256,003. For federal income tax purposes, the net unrealized depreciation on investments amounted to $579,653 which consisted of $1,163,115 of aggregate gross unrealized appreciation, and $1,742,768 of aggregate gross unrealized depreciation.

*Non-income producing security

(1) Security is segregated as collateral for futures contracts.

(2) Security is restricted. The total market value of restricted securities is $84 (cost $336), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to November 2, 2000.

OPEN FUTURES CONTRACTS
POSITION - S&P 500 E-MINI FUTURES                         Long
NUMBER OF CONTRACTS                                        14
EXPIRATION DATE                                         6/17/2005
CONTRACT AMOUNT                                         $ 823,131
MARKET VALUE                                            $ 828,730
UNREALIZED GAIN/LOSS                                    $   5,599

    SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

    Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
COMMON STOCKS - 98.1%

APPLICATION SOFTWARE - 1.6%
InteliData Technologies Corporation*                       911,450   $    264,321
Tibco Software, Inc.*                                      588,400      4,383,580
Tyler Technologies, Inc.*                                  200,800      1,528,088
                                                                     ------------
                                                                        6,175,989
                                                                     ------------

ASSET MANAGEMENT & CUSTODY BANKS - 2.2%
Northern Trust Corporation                                 200,000      8,688,000
                                                                     ------------

BIOTECHNOLOGY - 3.6%
Cell Genesys, Inc.*                                        111,400        504,642
Charles River Laboratories International, Inc.*             71,000      3,339,840
Human Genome Sciences, Inc.*                               144,600      1,333,212
Incyte Corporation*                                        224,000      1,529,920
Kosan Biosciences, Inc.*                                   275,900      1,131,190
Novavax, Inc.*                                             305,300        430,473
SciClone Pharmaceuticals, Inc.*                            814,479      2,313,120
Vasogen, Inc.*                                             556,615      2,254,291
Vical, Inc.*                                               334,000      1,336,000
                                                                     ------------
                                                                       14,172,688
                                                                     ------------

CASINOS & GAMING - 1.6%
GTech Holdings Corporation                                 264,000      6,211,920
                                                                     ------------

COMMUNICATIONS EQUIPMENT - 6.8%
ADC Telecommunications, Inc.*                            2,300,000      4,577,000
Adtran, Inc.                                               273,500      4,824,540
Avici Systems, Inc.*                                       250,800      1,078,189
Extreme Networks, Inc.*                                    550,000      3,239,500
Finisar Corporation*                                     2,924,100      3,655,125
Harris Corporation(1)                                      180,000      5,877,000
Symmetricom, Inc.*                                         283,300      3,141,797
                                                                     ------------
                                                                       26,393,151
                                                                     ------------

COMPUTER STORAGE & PERIPHERALS - 1.6%
Adaptec, Inc.*                                             506,900      2,428,051
Mobility Electronics, Inc.*                                246,500      1,723,035
M-Systems Flash Disk Pioneers, Ltd.*                       100,000      2,204,000
                                                                     ------------
                                                                        6,355,086
                                                                     ------------

CONSTRUCTION & ENGINEERING - 3.2%
Shaw Group, Inc.*                                          571,300     12,454,340
                                                                     ------------

CONSTRUCTION MATERIALS - 1.7%
Headwaters, Inc.*                                          200,000      6,564,000
                                                                     ------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.1%
Computer Sciences Corporation*                             167,900      7,698,215
Hewitt Associates, Inc.*                                    76,000      2,021,600
Per-Se Technologies, Inc.*                                 148,450      2,278,707
                                                                     ------------
                                                                       11,998,522
                                                                     ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
COMMON STOCKS (CONTINUED)

DIVERSIFIED COMMERCIAL SERVICES - 2.4%
ChoicePoint, Inc.*                                          98,000   $  3,930,780
Equifax, Inc.                                               76,600      2,350,854
Navigant Consulting, Inc.*                                 120,000      3,267,600
                                                                     ------------
                                                                        9,549,234
                                                                     ------------

ELECTRIC UTILITIES - 6.9%
KFx, Inc.*                                               2,016,000     27,014,400
                                                                     ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 6.1%
Electric City Corporation*                               2,214,000      2,103,300
Millennium Cell, Inc.*                                     262,700        543,789
Plug Power, Inc.*                                          936,000      6,177,600
Power-One, Inc.*                                         1,862,300      9,050,778
Roper Industries, Inc.                                      88,000      5,764,000
                                                                     ------------
                                                                       23,639,467
                                                                     ------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.9%
Aeroflex, Inc.*                                            418,000      3,899,940
Identix, Inc.*                                             119,000        600,950
Maxwell Technologies, Inc.*                                629,100      5,768,847
Universal Display Corporation*                             158,200      1,105,818
                                                                     ------------
                                                                       11,375,555
                                                                     ------------

EXCHANGE TRADED FUNDS -  0.7%
iShares S&P MidCap 400/Barra Growth Index Fund              20,000      2,679,200
                                                                     ------------

GENERAL MERCHANDISE STORES - 2.5%
Fred's, Inc.                                               566,000      9,718,220
                                                                     ------------

HEALTH CARE EQUIPMENT - 0.0%
Bioject Medical Technologies, Inc.*                        116,300        155,842
                                                                     ------------

HEALTH CARE FACILITIES - 3.1%
LifePoint Hospitals, Inc.* 1                                76,000      3,331,840
U.S. Physical Therapy, Inc.*                               225,300      3,149,694
United Surgical Partners International, Inc.*              120,000      5,492,400
                                                                     ------------
                                                                       11,973,934
                                                                     ------------

HEALTH CARE SERVICES - 1.5%
NDCHealth Corporation                                      120,000      1,917,600
Providence Service Corporation*                            165,500      3,848,669
                                                                     ------------
                                                                        5,766,269
                                                                     ------------

HEALTH CARE SUPPLIES - 1.0%
Orthovita, Inc.*                                           875,000      2,975,000
Staar Surgical Company*                                    231,800        906,338
                                                                     ------------
                                                                        3,881,338
                                                                     ------------

HOME FURNISHINGS - 0.3%
Kirkland's, Inc.*                                           98,865      1,093,447
                                                                     ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY - 0.4%
Tennant Company                                             35,500   $  1,373,495
                                                                     ------------

INTERNET SOFTWARE & SERVICES - 1.0%
RADVision, Ltd.*                                           323,500      4,095,510
                                                                     ------------

IT CONSULTING & OTHER SERVICES - 5.1%
Acxiom Corporation (1)                                     678,100     14,192,633
Keane, Inc.* (1)                                           430,400      5,608,112
                                                                     ------------
                                                                       19,800,745
                                                                     ------------

LEISURE PRODUCTS - 0.4%
Mattel, Inc.                                                70,000      1,494,500
                                                                     ------------

METAL & GLASS CONTAINERS - 2.4%
Pactiv Corporation*                                        405,000      9,456,750
                                                                     ------------

MOVIES & ENTERTAINMENT - 2.8%
Lions Gate Entertainment Corporation*                      996,300     11,009,115
                                                                     ------------

OIL & GAS DRILLING -  1.9%
Ensco International, Inc.                                  192,000      7,230,720
                                                                     ------------

OIL & GAS EQUIPMENT & SERVICES - 1.8%
BJ Services Company                                         82,000      4,254,160
Superior Energy Services, Inc.*                            160,000      2,752,000
                                                                     ------------
                                                                        7,006,160
                                                                     ------------

OIL & GAS EXPLORATION & PRODUCTION - 9.0%
EOG Resources, Inc.                                        260,000     12,672,400
Pioneer Natural Resources Company                          270,000     11,534,400
Rentech, Inc.*                                           3,346,700      4,384,177
Syntroleum Corporation*                                    523,750      6,410,700
                                                                     ------------
                                                                       35,001,677
                                                                     ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.6%
Western Gas Resources, Inc.                                144,800      4,988,360
Williams Companies, Inc.                                   270,000      5,078,700
                                                                     ------------
                                                                       10,067,060
                                                                     ------------

PHARMACEUTICALS - 1.5%
Hollis-Eden Pharmaceuticals, Inc.*                         522,346      3,679,928
Ligand Pharmaceuticals, Inc. (Cl.B)*                       389,700      2,232,981
                                                                     ------------
                                                                        5,912,909
                                                                     ------------

PUBLISHING - 2.0%
E.W. Scripps Company                                       160,000      7,800,000
                                                                     ------------

REGIONAL BANKS - 0.9%
Boston Private Financial Holdings, Inc.                    150,000      3,562,500
                                                                     ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                          SHARES        VALUE
COMMON STOCKS (CONTINUED)

RESTAURANTS - 0.8%
Rare Hospitality International, Inc.*                      100,500   $  3,103,440
                                                                     ------------

SEMICONDUCTOR EQUIPMENT - 1.0%
Mindspeed Technologies, Inc.*                            1,750,000      3,902,500
                                                                     ------------

SEMICONDUCTORS -  5.0%
Applied Micro Circuits Corporation*                      1,040,000      3,421,600
hi/fn, Inc.*                                               337,200      2,444,700
Intersil Corporation                                       235,000      4,070,200
IXYS Corporation*                                          841,900      9,631,336
                                                                     ------------
                                                                       19,567,836
                                                                     ------------

SPECIALTY STORES - 3.2%
Cost Plus, Inc.*                                            39,900      1,072,512
Hibbett Sporting Goods, Inc.*                              200,000      6,008,000
Tractor Supply Company* (1)                                122,000      5,325,300
                                                                     ------------
                                                                       12,405,812
                                                                     ------------

SYSTEMS SOFTWARE - 1.5%
BEA Systems, Inc.*                                         660,000      5,260,200
Wind River Systems, Inc.*                                   38,400        579,072
                                                                     ------------
                                                                        5,839,272
                                                                     ------------

TRADING COMPANIES & DISTRIBUTORS - 2.0%
MSC Industrial Direct Company, Inc.                        250,000      7,640,000
                                                                     ------------

TOTAL COMMON STOCKS
     (cost $322,132,520)                                              382,130,603
                                                                     ------------

WARRANTS - 0.1%

Bioject Medical Technologies, Inc.                          16,875            522
Electric City Corporation                                  645,750        150,343
Hollis-Eden Pharmaceuticals, Inc.                           18,126         12,223
Orthovita, Inc.                                            175,000        174,277
Syntroleum Corporation                                      29,100        201,081
                                                                     ------------

TOTAL WARRANTS
     (cost $1,061,090)                                                    538,446
                                                                     ------------

ASSET BACKED SECURITIES - 0.5%

FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.5%
Old Line Funding Corporation, 2.83%, 04-07-05           $2,000,000      1,999,056
                                                                     ------------

TOTAL ASSET BACKED SECURITIES
     (cost $1,999,056)                                                  1,999,056
                                                                     ------------

COMMERCIAL PAPER - 1.1%
BROKERAGE - 0.5%
Citigroup Global Markets, 2.78% , 04-08-05              $2,000,000      1,998,927
                                                                     ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

                                                    PRINCIPAL       MARKET
                                                     AMOUNT         VALUE
COMMERCIAL PAPER (CONTINUED)

FOOD & BEVERAGE - 0.6%
Coca-Cola Enterprises, Inc., 2.75%, 04-04-05      $  2,300,000   $  2,299,473
                                                                 ------------

TOTAL COMMERCIAL PAPER
     (cost $4,298,400)                                              4,298,400
                                                                 ------------
TOTAL INVESTMENTS - 99.8%
     (cost $329,491,066)                                          388,966,505
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.2%                        586,587
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                        $389,553,092
                                                                 ============

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $331,135,200. For federal income tax purposes, the net unrealized appreciation on investments amounted to $57,831,305, which consisted of $107,225,292 of aggregate gross unrealized appreciation, and $49,393,987 of aggregate gross unrealized depreciation.

*Non-income producing security

(1) Security is segregated as collateral for written options contracts.

SBL J Call Options Written Outstanding:

                                                                                     # of
Common Stock - Expiration Date                                  Exercise Price     Contracts    Market Value
------------------------------                                  --------------     ---------    ------------
Harris Corporation - 05/23/2005                                 $        32.50           300    $     48,000
LifePoint Hospitals, Inc. - 05/23/2005                                   40.00           489         210,270
Tractor Supply Company - 07/18/2005                                      45.00           485         101,850
                                                                                   ---------    ------------
Total call options outstanding (premiums received, $368,677)                           1,274    $    360,120
                                                                                   =========    ============

SBL J Put Options Written Outstanding:

                                                                                     # of
Common Stock - Expiration Date                                  Exercise Price     Contracts    Market Value
------------------------------                                  --------------     ---------    ------------
Human Genome Sciences, Inc. - 04/20/2005                        $        12.50         1,516    $    515,440
                                                                                   ---------    ------------
Total put options outstanding (premiums received, $177,366)                            1,516    $    515,440
                                                                                   =========    ============

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES J (MID CAP GROWTH)

Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS - 55.8%

ADVERTISING - 0.1%
Lamar Advertising Company*                                            400      $        16,116
Omnicom Group, Inc.                                                   900               79,668
WPP Group plc ADR                                                     500               28,365
                                                                               ---------------
                                                                                       124,149
                                                                               ---------------

AEROSPACE & DEFENSE - 1.3%
Boeing Company                                                      3,100              181,226
Engineered Support Systems, Inc.                                      400               21,408
General Dynamics Corporation                                        1,800              192,690
Goodrich Corporation                                                1,400               53,606
Honeywell International, Inc.                                       8,400              312,564
Lockheed Martin Corporation                                         1,700              103,802
Mercury Computer Systems, Inc.*                                       800               22,064
Rockwell Colllins, Inc.                                             2,500              118,975
Triumph Group, Inc.*                                                  300               11,682
United Technologies Corporation                                     1,700              172,822
                                                                               ---------------
                                                                                     1,190,839
                                                                               ---------------

AIR FREIGHT & LOGISTICS - 0.4%
Expeditors International of Washington, Inc.                          200               10,710
FedEx Corporation                                                   1,200              112,740
UTI Worldwide, Inc.                                                   400               27,780
United Parcel Service, Inc. (Cl.B)                                  2,400              174,576
                                                                               ---------------
                                                                                       325,806
                                                                               ---------------

AIRLINES - 0.1%
Frontier Airlines, Inc.*                                            2,150               22,532
SkyWest, Inc.                                                       1,800               33,462
Southwest Airlines Company                                          3,800               54,112
                                                                               ---------------
                                                                                       110,106
                                                                               ---------------

ALUMINUM - 0.2%
Alcoa, Inc.                                                         4,800              145,872
                                                                               ---------------

APPAREL RETAIL - 0.4%
Chico's FAS, Inc.*                                                  1,200               33,912
Hot Topic, Inc.*                                                    4,400               96,140
Pacific Sunwear of California, Inc.*                                  900               25,182
Ross Stores, Inc.                                                   4,100              119,474
TJX Companies, Inc.                                                 2,800               68,964
                                                                               ---------------
                                                                                       343,672
                                                                               ---------------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Fossil, Inc.*                                                       1,000               25,925
                                                                               ---------------

APPLICATION SOFTWARE - 0.2%
Cadence Design Systems, Inc.*                                         700               10,465
FactSet Research Systems, Inc.                                        450               14,854
Fair Isaac Corporation                                                845               29,102
Intuit, Inc.*                                                         800               35,016
Jack Henry & Associates, Inc.                                         800               14,392

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

APPLICATION SOFTWARE (CONTINUED)
Mercury Interactive Corporation*                                      600      $        28,428
NetIQ Corporation*                                                  4,600               52,578
Serena Software, Inc.*                                                800               19,008
Tibco Software, Inc.*                                               1,700               12,665
                                                                               ---------------
                                                                                       216,508
                                                                               ---------------

ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
Eaton Vance Corporation                                             1,000               23,440
Franklin Resources, Inc.                                            1,400               96,110
Investors Financial Services Corporation                            2,600              127,166
Legg Mason, Inc.                                                    1,000               78,140
State Street Corporation                                            6,100              266,692
Waddell & Reed Financial, Inc.                                        600               11,844
                                                                               ---------------
                                                                                       603,392
                                                                               ---------------

AUTO PARTS & EQUIPMENT - 0.2%
Autoliv, Inc.                                                         600               28,590
Gentex Corporation                                                    600               19,140
TRW Automotive Holdings Corporation*                                4,300               83,549
TRW Automotive Holdings
     Corporation (Private Placement)*(1)                              800               14,767
                                                                               ---------------
                                                                                       146,046
                                                                               ---------------

AUTOMOBILE MANUFACTURERS - 0.2%
General Motors Corporation                                          6,200              182,218
                                                                               ---------------

BIOTECHNOLOGY - 1.0%
Abgenix, Inc.*                                                        900                6,300
Alkermes, Inc.*                                                       900                9,342
Amgen, Inc.*                                                        6,200              360,902
Biogen Idec, Inc.*                                                  2,000               69,020
Celgene Corporation*                                                  500               17,025
Cephalon, Inc.*                                                       895               41,913
Charles River Laboratories International, Inc.*                       400               18,816
Chiron Corporation*                                                   900               31,554
Digene Corporation*                                                   600               12,450
Genentech, Inc.*                                                    2,200              124,542
Genzyme Corporation*                                                  700               40,068
Gilead Sciences, Inc.*                                              3,200              114,560
Human Genome Sciences, Inc.*                                        1,000                9,220
Invitrogen Corporation*                                               316               21,867
Neurocrine Biosciences, Inc.*                                         400               15,224
Techne Corporation*                                                   400               16,072
                                                                               ---------------
                                                                                       908,875
                                                                               ---------------

BREWERS - 0.2%
Anheuser-Busch Companies, Inc.                                      2,900              137,431
Boston Beer Company, Inc.*                                            200                4,380
                                                                               ---------------
                                                                                       141,811
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

BROADCASTING & CABLE TV - 0.9%
Comcast Corporation*                                               10,000      $       337,800
Cox Radio, Inc.*                                                      700               11,767
DirecTV Group, Inc.*                                                2,440               35,185
EchoStar Communications Corporation*                                  900               26,325
Emmis Communications Corporation*                                     800               15,376
Liberty Media Corporation*                                         16,064              166,584
Liberty Media International, Inc.*                                    303               13,253
Radio One, Inc. (Cl.D)*                                             1,700               25,075
Rogers Communications, Inc. (Cl.B)                                  4,200              114,408
Univision Communications, Inc.*                                     3,500               96,915
                                                                               ---------------
                                                                                       842,688
                                                                               ---------------

BUILDING PRODUCTS - 0.0%
Trex Company, Inc.*                                                   500               22,205
                                                                               ---------------

CASINOS & GAMING - 0.3%
International Game Technology                                       5,600              149,296
Shuffle Master, Inc.*                                                 200                5,792
Station Casinos, Inc.                                               1,200               81,060
WMS Industries, Inc.*                                               2,100               59,136
                                                                               ---------------
                                                                                       295,284
                                                                               ---------------

CATALOG RETAIL - 0.1%
IAC/InterActiveCorp*                                                4,200               93,534
Insight Enterprises, Inc.*                                          1,000               17,560
                                                                               ---------------
                                                                                       111,094
                                                                               ---------------

COMMUNICATIONS EQUIPMENT - 1.5%
Belden CDT, Inc.                                                      300                6,663
Cisco Systems, Inc.*                                               27,800              497,342
Comverse Technology, Inc.*                                          1,200               30,264
Corning, Inc.*                                                      8,000               89,040
Dolby Laboratories, Inc.*                                             400                9,400
F5 Networks, Inc.*                                                    200               10,098
Inter-Tel, Inc.                                                       600               14,700
Juniper Networks, Inc.*                                             3,300               72,798
Lucent Technologies, Inc.*                                         21,400               58,850
Motorola, Inc.                                                     10,700              160,179
Nokia Oyj ADR                                                       3,100               47,833
Plantronics, Inc.*                                                    500               19,040
Polycom, Inc.*                                                      1,400               23,730
Qualcomm, Inc.                                                      6,300              230,895
Research In Motion, Ltd.*                                           1,300               99,346
                                                                               ---------------
                                                                                     1,370,178
                                                                               ---------------

COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                                              1,550               83,716
                                                                               ---------------

COMPUTER HARDWARE - 1.5%
Avid Technology, Inc.*                                                300               16,236
Dell, Inc.*                                                        20,500              787,610

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

COMPUTER HARDWARE (CONTINUED)
Gateway, Inc.*                                                      2,800      $        11,284
Hewlett-Packard Company                                             6,111              134,075
International Business Machines Corporation                         4,200              383,796
                                                                               ---------------
                                                                                     1,333,001
                                                                               ---------------

COMPUTER STORAGE & PERIPHERALS - 0.3%
EMC Corporation*                                                   15,700              193,424
Lexmark International, Inc.*                                          300               23,991
Storage Technology Corporation*                                     1,000               30,800
                                                                               ---------------
                                                                                       248,215
                                                                               ---------------

CONSTRUCTION & ENGINEERING - 0.0%
Insituform Technologies, Inc.*                                        900               13,059
                                                                               ---------------

CONSTRUCTION & FARM MACHINERY - 0.3%
Deere & Company                                                     2,700              181,251
Oshkosh Truck Corporation                                             700               57,393
Paccar, Inc.                                                          900               65,151
                                                                               ---------------
                                                                                       303,795
                                                                               ---------------

CONSUMER ELECTRONICS - 0.0%
Digital Theater Systems, Inc.*                                      2,000               36,220
                                                                               ---------------

CONSUMER FINANCE - 0.5%
American Express Company                                            4,900              251,713
Jackson Hewitt Tax Service, Inc.                                      400                8,368
Providian Financial Corporation*                                    3,800               65,208
SLM Corporation                                                     2,700              134,568
                                                                               ---------------
                                                                                       459,857
                                                                               ---------------

DATA PROCESSING & OUTSOURCED SERVICES - 0.5%
Affiliated Computer Services, Inc.*                                   900               47,916
Automatic Data Processing, Inc.                                     3,400              152,830
DST Systems, Inc.*                                                    600               27,708
First Data Corporation                                              3,500              137,585
Fiserv, Inc.*                                                         800               31,840
Global Payments, Inc.                                                 300               19,347
Iron Mountain, Inc.*                                                1,050               30,282
                                                                               ---------------
                                                                                       447,508
                                                                               ---------------

DEPARTMENT STORES - 0.3%
Kohl's Corporation*                                                 5,700              294,291
                                                                               ---------------

DIVERSIFIED BANKS - 2.1%
Banco Santander Chile S.A. ADR                                      1,688               55,923
Bank of America Corporation                                        13,076              576,652
Popular, Inc.                                                       1,100               26,752
U.S. Bancorp                                                       22,000              634,040
Wachovia Corporation                                                6,900              351,279
Wells Fargo & Company                                               4,600              275,080
                                                                               ---------------
                                                                                     1,919,726
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

DIVERSIFIED CHEMICALS - 0.6%
Cabot Corporation                                                   2,000      $        66,860
Dow Chemical Company                                                4,100              204,385
E.I. du Pont de Nemours & Company                                   4,751              243,441
                                                                               ---------------
                                                                                       514,686
                                                                               ---------------

DIVERSIFIED COMMERCIAL SERVICES - 0.2%
Apollo Group, Inc.*                                                   700               51,842
Cendant Corporation                                                 2,000               41,080
ChoicePoint, Inc.*                                                    466               18,691
Cintas Corporation                                                    700               28,917
Corinthian Colleges, Inc.*                                            500                7,860
Corporate Executive Board Company                                     600               38,370
DeVry, Inc.*                                                          500                9,460
Education Management Corporation*                                     700               19,565
                                                                               ---------------
                                                                                       215,785
                                                                               ---------------

DIVERSIFIED METALS & MINING - 0.1%
BHP Billiton, Ltd. ADR                                              1,800               50,364
Peabody Energy Corporation                                            600               27,816
                                                                               ---------------
                                                                                        78,180
                                                                               ---------------

DRUG RETAIL - 0.4%
CVS Corporation                                                     2,000              105,240
Walgreen Company                                                    5,500              244,310
                                                                               ---------------
                                                                                       349,550
                                                                               ---------------

ELECTRIC UTILITIES - 1.1%
Alliant Energy Corporation                                            700               18,746
Black Hills Corporation                                               400               13,228
Edison International                                                2,300               79,856
El Paso Electric Company*                                             700               13,300
Entergy Corporation                                                 1,100               77,726
Exelon Corporation                                                  3,800              174,382
FPL Group, Inc.                                                     1,500               60,225
FirstEnergy Corporation                                             2,800              117,460
Great Plains Energy, Inc.                                           1,100               33,638
OGE Energy Corporation                                              1,000               26,950
PG&E Corporation*                                                   1,500               51,150
PPL Corporation                                                     1,700               91,783
Pinnacle West Captial Corporation                                   1,300               55,263
Southern Company                                                      700               22,281
TXU Corporation                                                     1,200               95,556
Teco Energy, Inc.                                                   2,500               39,200
Xcel Energy, Inc.                                                   1,600               27,488
                                                                               ---------------
                                                                                       998,232
                                                                               ---------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.0%
C&D  Technologies, Inc.                                               700                7,035
Roper Industries, Inc.                                                400               26,200
                                                                               ---------------
                                                                                        33,235
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.0%
Aeroflex, Inc.*                                                       900      $         8,397
CyberOptics Corporation*                                              300                3,744
Littelfuse, Inc.*                                                     500               14,325
                                                                               ---------------
                                                                                        26,466
                                                                               ---------------

ELECTRONIC MANUFACTURING SERVICES - 0.3%
AVX Corporation                                                       800                9,800
Flextronics International, Ltd.*                                    5,400               65,016
Jabil Circuit, Inc.*                                                5,100              145,452
Plexus Corporation*                                                 1,300               14,963
                                                                               ---------------
                                                                                       235,231
                                                                               ---------------

EMPLOYMENT SERVICES - 0.0%
Manpower, Inc.                                                        400               17,408
Robert Half International, Inc.                                     1,000               26,960
                                                                               ---------------
                                                                                        44,368
                                                                               ---------------

ENVIRONMENTAL SERVICES - 0.1%
Allied Waste Industries, Inc.*                                      1,600               11,696
Republic Services, Inc.                                             1,900               63,612
Stericycle, Inc.*                                                     100                4,420
Waste Connections, Inc.*                                              500               17,375
Waste Management, Inc.                                                812               23,426
                                                                               ---------------
                                                                                       120,529
                                                                               ---------------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                                                    1,200               77,400
Mosaic Company*                                                     3,700               63,122
Potash Corporation of Saskatchewan, Inc.                              700               61,257
                                                                               ---------------
                                                                                       201,779
                                                                               ---------------

FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company*                                       300                8,304
Sysco Corporation                                                   2,900              103,820
United Natural Foods, Inc.*                                           700               20,041
                                                                               ---------------
                                                                                       132,165
                                                                               ---------------

FOOD RETAIL - 0.1%
Kroger Company*                                                     2,700               43,281
Whole Foods Market, Inc.                                              200               20,426
                                                                               ---------------
                                                                                        63,707
                                                                               ---------------

FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                                   1,000               83,310
                                                                               ---------------

FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                                  900               61,650
                                                                               ---------------

GAS UTILITIES - 0.1%
NiSource, Inc.                                                      3,000               68,370
WGL Holdings, Inc.                                                    600               18,576
                                                                               ---------------
                                                                                        86,946
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

GENERAL MERCHANDISE STORES - 0.4%
Dollar Tree Stores, Inc.*                                             700      $        20,111
Family Dollar Stores, Inc.                                          3,600              109,296
Fred's, Inc.                                                          600               10,302
Target Corporation                                                  5,400              270,108
                                                                               ---------------
                                                                                       409,817
                                                                               ---------------

GOLD - 0.1%
Newmont Mining Corporation                                          2,000               84,500
                                                                               ---------------

HEALTH CARE DISTRIBUTORS - 0.2%
Cardinal Health, Inc.                                               2,350              131,130
Patterson Companies, Inc.*                                            400               19,980
Priority Healthcare Corporation (Cl.B)*                               200                4,326
                                                                               ---------------
                                                                                       155,436
                                                                               ---------------

HEALTH CARE EQUIPMENT - 1.2%
Baxter International, Inc.                                          3,200              108,736
Biomet, Inc.                                                        1,200               43,560
Boston Scientific Corporation*                                      3,900              114,231
C.R. Bard, Inc.                                                       800               54,464
Cytyc Corporation*                                                  1,300               29,913
Guidant Corporation                                                 1,100               81,290
Inamed Corporation*                                                   200               13,976
Medtronic, Inc.                                                     6,800              346,460
St. Jude Medical, Inc.*                                             1,800               64,800
Steris Corporation*                                                 1,100               27,775
Stryker Corporation                                                 1,900               84,759
Thoratec Corporation*                                                 400                4,888
Waters Corporation*                                                   500               17,895
Zimmer Holdings, Inc.*                                              1,000               77,810
                                                                               ---------------
                                                                                     1,070,557
                                                                               ---------------

HEALTH CARE FACILITIES - 0.3%
AmSurg Corporation*                                                   400               10,120
Community Health Systems, Inc.*                                     2,900              101,239
HCA, Inc.                                                           1,200               64,284
Health Management Associates, Inc.                                    600               15,708
LifePoint Hospitals, Inc.*                                            300               13,152
Symbion, Inc.*                                                        700               14,959
Triad Hospitals, Inc.*                                                310               15,531
United Surgical Partners International, Inc.*                         400               18,308
                                                                               ---------------
                                                                                       253,301
                                                                               ---------------

HEALTH CARE SERVICES - 0.4%
Advisory Board Company*                                             2,800              122,360
Caremark Rx, Inc.*                                                  1,900               75,582
Computer Programs & Systems, Inc.                                   1,300               36,504
DaVita, Inc.*                                                         750               31,388
Laboratory Corporation of America Holdings*                           900               43,380
Medco Health Soulutions, Inc.*                                        663               32,865
Omnicare, Inc.                                                        800               28,360
Quest Diagnostics, Inc.                                               200               21,026
                                                                               ---------------
                                                                                       391,465
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

HEALTH CARE SUPPLIES - 0.2%
Bausch & Lomb, Inc.                                                   900      $        65,970
Dentsply International, Inc.                                          500               27,205
Edwards Lifesciences Corporation*                                     300               12,966
Merit Medical Systems, Inc.*                                          700                8,393
                                                                               ---------------
                                                                                       114,534
                                                                               ---------------

HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc.*                                                   1,200               17,760
Electronic Arts, Inc.*                                                900               46,602
                                                                               ---------------
                                                                                        64,362
                                                                               ---------------

HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc.*                                              200               16,860
                                                                               ---------------

HOME IMPROVEMENT RETAIL - 0.6%
Home Depot, Inc.                                                    9,350              357,544
Lowe's Companies, Inc.                                              3,400              194,106
                                                                               ---------------
                                                                                       551,650
                                                                               ---------------

HOMEBUILDING - 0.1%
D.R. Horton, Inc.                                                   1,049               30,682
Levitt Corporation*                                                   400               10,256
Toll Brothers, Inc.*                                                  500               39,425
                                                                               ---------------
                                                                                        80,363
                                                                               ---------------

HOTELS, RESORTS & CRUISE LINES - 0.4%
Carnival Corporation                                                3,400              176,154
Marriott International, Inc.                                        2,000              133,720
Royal Caribbean Cruises, Ltd.                                       1,500               67,035
                                                                               ---------------
                                                                                       376,909
                                                                               ---------------

HOUSEHOLD APPLIANCES - 0.1%
Maytag Corporation                                                  1,100               15,367
Whirlpool Corporation                                                 500               33,865
                                                                               ---------------
                                                                                        49,232
                                                                               ---------------

HOUSEHOLD PRODUCTS - 1.0%
Colgate-Palmolive Company                                           2,500              130,425
Kimberly-Clark Corporation                                          1,800              118,314
Procter & Gamble Company                                           12,900              683,700
                                                                               ---------------
                                                                                       932,439
                                                                               ---------------

HOUSEWARES & SPECIALTIES - 0.0%
Newell Rubbermaid, Inc.                                               900               19,746
                                                                               ---------------

HYPERMARKETS & SUPERCENTERS - 0.8%
Wal-Mart Stores, Inc.                                              15,400              771,694
                                                                               ---------------

INDUSTRIAL CONGLOMERATES - 2.9%
3M Company                                                          3,200              274,208
General Electric Company                                           50,700            1,828,242

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

INDUSTRIAL CONGLOMERATES (CONTINUED)
Teleflex, Inc.                                                        900      $        46,062
Tyco International, Ltd.                                           14,900              503,620
                                                                               ---------------
                                                                                     2,652,132
                                                                               ---------------

INDUSTRIAL MACHINERY - 0.5%
Actuant Corporation*                                                  900               40,428
Briggs & Stratton Corporation                                         600               21,846
Danaher Corporation                                                 3,800              202,958
Harsco Corporation                                                    300               17,883
ITT Industries, Inc.                                                  700               63,168
Illinois Tool Works, Inc.                                             600               53,718
Nordson Corporation                                                   500               18,410
Pall Corporation                                                    2,200               59,664
                                                                               ---------------
                                                                                       478,075
                                                                               ---------------

INSURANCE BROKERS - 0.3%
Arthur J. Gallagher & Company                                         600               17,280
Marsh & McLennan Companies, Inc.                                    5,700              173,394
Willis Group Holdings, Ltd.                                         1,500               55,305
                                                                               ---------------
                                                                                       245,979
                                                                               ---------------

INTEGRATED OIL & GAS - 3.4%
BP plc ADR                                                          1,200               74,880
ChevronTexaco Corporation                                          10,150              591,847
ConocoPhillips                                                      2,800              301,952
Exxon Mobil Corporation                                            28,120            1,675,952
Murphy Oil Corporation                                              1,300              128,349
Occidental Petroleum Corporation                                    1,200               85,404
Petroleo Brasileiro S.A. ADR                                        3,400              130,798
Total S.A. ADR                                                        900              105,507
                                                                               ---------------
                                                                                     3,094,689
                                                                               ---------------

INTEGRATED TELECOMMUNICATION SERVICES - 1.0%
Compania de Telecomuniciones de Chile S.A. ADR                      2,400               26,736
Sprint Corporation                                                 13,300              302,575
Tele Norte Leste Participacoes S.A. ADR                             2,800               43,316
Telus Corporation - Non Voting Shares                               7,300              224,913
Verizon Communications, Inc.                                        8,934              317,157
                                                                               ---------------
                                                                                       914,697
                                                                               ---------------

INTERNET RETAIL - 0.0%
Amazon.com, Inc.*                                                     300               10,281
Drugstore.com, Inc.*                                                1,500                3,870
                                                                               ---------------
                                                                                        14,151
                                                                               ---------------

INTERNET SOFTWARE & SERVICES - 0.5%
CNET Networks, Inc.*                                               10,100               95,344
Digital Insight Corporation*                                          900               14,760
EarthLink, Inc.*                                                    1,600               14,400
MatrixOne, Inc.*                                                    5,400               25,758
VeriSign, Inc.*                                                       700               20,090
Websense, Inc.*                                                       400               21,520
Yahoo!, Inc.*                                                       8,000              271,200
                                                                               ---------------
                                                                                       463,072
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

INVESTMENT BANKING & BROKERAGE - 1.3%
Ameritrade Holding Corporation*                                    21,000      $       214,410
Charles Schwab Corporation                                          7,900               83,029
E*Trade Financial Corporation*                                      4,900               58,800
Goldman Sachs Group, Inc.                                           2,000              219,980
Lehman Brothers Holdings, Inc.                                      1,300              122,408
Merrill Lynch & Company, Inc.                                       4,400              249,040
Morgan Stanley                                                      4,700              269,075
                                                                               ---------------
                                                                                     1,216,742
                                                                               ---------------

IT CONSULTING & OTHER SERVICES - 0.2%
Accenture, Ltd.*                                                    3,900               94,185
CACI International, Inc.*                                             100                5,523
Cognizant Technology Solutions Corporation*                           300               13,860
Forrester Research, Inc.*                                             600                8,448
Inforte Corporation*                                                1,500                8,100
MTC Technologies, Inc.*                                               400               13,000
SRA International, Inc.*                                              200               12,050
                                                                               ---------------
                                                                                       155,166
                                                                               ---------------

LEISURE PRODUCTS - 0.2%
Brunswick Corporation                                               1,600               74,960
Hasbro, Inc.                                                        1,200               24,540
Marvel Enterprises, Inc.*                                           1,000               20,000
Mattel, Inc.                                                        2,100               44,835
RC2 Corporation*                                                      100                3,400
SCP Pool Corporation                                                  912               29,056
                                                                               ---------------
                                                                                       196,791
                                                                               ---------------

LIFE & HEALTH INSURANCE - 0.4%
AFLAC, Inc.                                                         2,100               78,246
Genworth Financial, Inc.                                            3,000               82,560
Protective Life Corporation                                           600               23,580
Prudential Financial, Inc.                                          2,700              154,980
StanCorp Financial Group, Inc.                                        300               25,434
                                                                               ---------------
                                                                                       364,800
                                                                               ---------------

MANAGED HEALTH CARE - 0.8%
Coventry Health Care, Inc.*                                           500               34,070
UnitedHealth Group, Inc.                                            4,800              457,824
WellChoice, Inc.*                                                     300               15,993
WellPoint, Inc.*                                                    1,700              213,095
                                                                               ---------------
                                                                                       720,982
                                                                               ---------------

MOVIES & ENTERTAINMENT - 1.1%
News Corporation                                                   13,120              221,990
Time Warner, Inc.*                                                 23,500              412,425
Viacom, Inc. (Cl.B)                                                 8,400              292,572
Walt Disney Company                                                   942               27,064
                                                                               ---------------
                                                                                       954,051
                                                                               ---------------

MULTI-LINE INSURANCE - 0.9%
American International Group, Inc.                                 11,975              663,535
Hartford Financial Services Group, Inc.                             1,900              130,264
                                                                               ---------------
                                                                                       793,799
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

MULTI-UTILITIES & UNREGULATED POWER - 0.5%
AES Corporation*                                                    1,300      $        21,294
CMS Energy Corporation*                                             1,400               18,256
Constellation Energy Group                                          1,100               56,870
Dominion Resources, Inc.                                              900               66,987
Duke Energy Corporation                                             7,700              215,677
Dynegy, Inc.*                                                       4,800               18,768
Energy East Corporation                                             1,100               28,842
National Fuel Gas Company                                           1,000               28,590
                                                                               ---------------
                                                                                       455,284
                                                                               ---------------

OFFICE SERVICES & SUPPLIES - 0.1%
Avery Dennison Corporation                                            400               24,772
Herman Miller, Inc.                                                 1,000               30,120
Pitney Bowes, Inc.                                                    900               40,608
                                                                               ---------------
                                                                                        95,500
                                                                               ---------------

OIL & GAS DRILLING - 0.2%
Grey Wolf, Inc.*                                                    2,400               15,792
Helmerich & Payne, Inc.                                               300               11,907
Nabors Industries, Ltd.*                                              600               35,484
Patterson-UTI Energy, Inc.                                          1,000               25,020
Transocean, Inc.*                                                   2,109              108,529
                                                                               ---------------
                                                                                       196,732
                                                                               ---------------

OIL & GAS EQUIPMENT & SERVICES - 0.7%
BJ Services Company                                                 1,000               51,880
Baker Hughes, Inc.                                                  2,200               97,878
Cooper Cameron Corporation*                                           200               11,442
FMC Technologies, Inc.*                                             2,371               78,670
Grant Prideco, Inc.*                                                3,400               82,144
Maverick Tube Corporation*                                            800               26,008
National-Oilwell Varco, Inc.*                                         900               42,030
Schlumberger, Ltd.                                                  3,900              274,872
                                                                               ---------------
                                                                                       664,924
                                                                               ---------------

OIL & GAS EXPLORATION & PRODUCTION - 0.4%
Anadarko Petroleum Corporation                                      1,063               80,894
Comstock Resources, Inc.*                                           1,000               28,740
Devon Energy Corporation                                            1,200               57,300
EOG Resources, Inc.                                                   800               38,992
Forest Oil Corporation*                                               200                8,100
Newfield Exploration Company*                                         500               37,130
Pioneer Natural Resources Company                                   1,000               42,720
XTO Energy, Inc.                                                    2,200               72,248
                                                                               ---------------
                                                                                       366,124
                                                                               ---------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.2%
Premcor, Inc.                                                         300               17,904
Sunoco, Inc.                                                          300               31,056
Williams Companies, Inc.                                            5,700              107,217
                                                                               ---------------
                                                                                       156,177
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

OTHER DIVERSIFIED FINANCIAL SERVICES - 2.2%
CapitalSource, Inc.*                                                3,600      $        82,800
Catellus Development Corporation                                      444               11,832
Citigroup, Inc.                                                    30,473            1,369,457
First Marblehead Corporation*                                       1,300               74,789
JP Morgan Chase & Company                                          13,336              461,426
                                                                               ---------------
                                                                                     2,000,304
                                                                               ---------------

PACKAGED FOODS & MEATS - 0.5%
Campbell Soup Company                                               2,300               66,746
Dean Foods Company*                                                   750               25,725
General Mills, Inc.                                                 3,000              147,450
H.J. Heinz Company                                                  1,320               48,629
Hershey Foods Corporation                                           1,100               66,506
Kellogg Company                                                     1,700               73,559
Kraft Foods, Inc.                                                     900               29,745
SunOpta, Inc.*                                                      2,500               12,750
Tootsie Roll Industries, Inc.                                         466               13,967
                                                                               ---------------
                                                                                       485,077
                                                                               ---------------

PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation*                                1,000               15,470
                                                                               ---------------

PAPER PRODUCTS - 0.3%
Bowater, Inc.                                                         900               33,903
International Paper Company                                         3,400              125,086
MeadWestvaco Corporation                                            1,800               57,276
Potlatch Corporation                                                  800               37,656
                                                                               ---------------
                                                                                       253,921
                                                                               ---------------

PERSONAL PRODUCTS - 0.3%
Estee Lauder Companies, Inc.                                          500               22,490
Gillette Company                                                    4,200              212,016
                                                                               ---------------
                                                                                       234,506
                                                                               ---------------

PHARMACEUTICALS - 3.4%
Abbott Laboratories                                                 6,200              289,044
AstraZeneca plc ADR                                                   900               35,577
Bradley Pharmaceuticals, Inc.*                                        600                5,736
Bristol-Myers Squibb Company                                        1,500               38,190
Elan Corporation plc ADR*                                           2,100                6,804
Eli Lilly & Company                                                 5,300              276,130
Eon Labs, Inc.*                                                       400               12,096
GlaxoSmithKline plc ADR                                               600               27,552
Johnson & Johnson                                                  13,188              885,706
Martek Biosciences Corporation*                                       300               17,457
Medicis Pharmaceutical Corporation                                    600               17,988
Merck & Company, Inc.                                               8,600              278,382
Noven Pharmaceuticals, Inc.*                                        1,100               18,656
Pfizer, Inc.                                                       29,873              784,764
Schering-Plough Corporation                                         6,100              110,715
Watson Pharmaceuticals, Inc.*                                         800               24,584
Wyeth                                                               6,300              265,734
                                                                               ---------------
                                                                                     3,095,115
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

PROPERTY & CASUALTY INSURANCE - 0.8%
Ace, Ltd.                                                           1,600      $        66,032
Assurant, Inc.                                                      1,800               60,660
Axis Capital Holdings, Ltd.                                         3,200               86,528
Markel Corporation*                                                    70               24,165
Mercury General Corporation                                           200               11,052
Progressive Corporation                                             1,600              146,816
Safeco Corporation                                                  1,300               63,323
St. Paul Travelers Companies, Inc.                                  4,514              165,799
Triad Guaranty, Inc.*                                                 600               31,566
XL Capital, Ltd.                                                    1,300               94,081
                                                                               ---------------
                                                                                       750,022
                                                                               ---------------

PUBLISHING - 0.4%
Dow Jones & Company, Inc.                                             700               26,159
E.W. Scripps Company                                                  400               19,500
Gannett Company, Inc.                                               1,300              102,804
Getty Images, Inc.*                                                   400               28,444
McGraw-Hill Companies, Inc.                                           700               61,075
Meredith Corporation                                                  300               14,025
Scholastic Corporation*                                               600               22,134
Tribune Company                                                     1,500               59,805
Washington Post Company (Cl.B)                                         39               34,866
                                                                               ---------------
                                                                                       368,812
                                                                               ---------------

RAILROADS -  0.3%
CSX Corporation                                                     3,700              154,105
Union Pacific Corporation                                           1,500              104,550
                                                                               ---------------
                                                                                       258,655
                                                                               ---------------

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Archstone-Smith Trust                                               3,300              112,563
Arden Realty, Inc.                                                    800               27,080
Boston Properties, Inc.                                               500               30,115
Camden Property Trust                                                 600               28,218
Duke Realty Corporation                                               800               23,880
EastGroup Properties, Inc.                                            400               15,080
Equity Office Properties Trust                                      2,500               75,325
LaSalle Hotel Properties                                              900               26,145
Mills Corporation                                                     600               31,740
Reckson Associates Realty Corporation                                 500               15,350
Redwood Trust, Inc.                                                   300               15,354
Regency Centers Corporation                                           700               33,341
SL Green Realty Corporation                                           600               33,732
Simon Property Group, Inc.                                            700               42,406
Vornado Realty Trust                                                  500               34,635
Weingarten Realty Investors                                           700               24,157
                                                                               ---------------
                                                                                       569,121
                                                                               ---------------

REGIONAL BANKS - 0.7%
City National Corporation                                             200               13,964
Commerce Bancshares, Inc.                                             622               29,980
East West Bancorp, Inc.                                               700               25,844
Fifth Third Bancorp                                                 2,500              107,450
First Horizon National Corporation                                  2,000               81,580

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

REGIONAL BANKS (CONTINUED)
Mercantile Bankshares Corporation                                     600      $        30,516
Southwest Bancorporation of Texas, Inc.                             1,000               18,350
SunTrust Banks, Inc.                                                1,200               86,484
Synovus Financial Corporation                                       6,000              167,160
TCF Financial Corporation                                             600               16,290
Texas Regional Bancshares, Inc.                                     1,117               33,633
UCBH Holdings, Inc.                                                   900               35,910
Wilmington Trust Corporation                                          800               28,080
                                                                               ---------------
                                                                                       675,241
                                                                               ---------------

RESTAURANTS - 0.5%
CEC Entertainment, Inc.*                                              500               18,300
Cheesecake Factory, Inc.*                                             300               10,635
McDonald's Corporation                                              5,100              158,814
Outback Steakhouse, Inc.                                            2,000               91,580
P.F. Chang's China Bistro, Inc.*                                      200               11,960
Panera Bread Company*                                               1,600               90,448
Ruby Tuesday, Inc.                                                    500               12,145
Sonic Corporation*                                                    700               23,380
Yum! Brands, Inc.                                                   1,100               56,991
                                                                               ---------------
                                                                                       474,253
                                                                               ---------------

SEMICONDUCTOR EQUIPMENT - 0.3%
ASML Holding N.V.*                                                  5,800               97,266
ATMI, Inc.*                                                           500               12,520
Advanced Energy Industries, Inc.*                                   1,100               10,637
Applied Materials, Inc.*                                              800               13,000
Cymer, Inc.*                                                          900               24,093
KLA-Tencor Corporation*                                             1,500               69,015
Mykrolis Corporation*                                                 800               11,440
Novellus Systems, Inc.*                                             1,300               34,749
Varian Semiconductor Equipment Associates, Inc.*                      100                3,801
                                                                               ---------------
                                                                                       276,521
                                                                               ---------------

SEMICONDUCTORS - 1.5%
Analog Devices, Inc.                                                4,734              171,087
Intel Corporation                                                  31,300              727,099
Intersil Corporation                                                1,200               20,784
Linear Technology Corporation                                       2,000               76,620
Microchip Technology, Inc.                                            500               13,005
National Semiconductor Corporation                                  5,200              107,172
OmniVision Technologies, Inc.*                                        600                9,090
Semiconductor Manufacturing International
     Corporation ADR*                                               1,000                9,750
Semtech Corporation*                                                1,100               19,657
TTM Technologies, Inc.*                                             2,200               23,012
Tessera Technologies, Inc.*                                           700               30,261
Xilinx, Inc.                                                        4,600              134,458
Zoran Corporation*                                                  1,089               11,271
                                                                               ---------------
                                                                                     1,353,266
                                                                               ---------------

SOFT DRINKS - 1.1%
Coca-Cola Company                                                  11,100              462,537
Coca-Cola Enterprises, Inc.                                         2,200               45,144

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

SOFT DRINKS (CONTINUED)
Cott Corporation*                                                   2,800      $        67,844
PepsiCo, Inc.                                                       8,000              424,240
                                                                               ---------------
                                                                                       999,765
                                                                               ---------------

SPECIALIZED FINANCE -  0.1%
Moody's Corporation                                                   700               56,602
                                                                               ---------------

SPECIALTY CHEMICALS  - 0.1%
Arch Chemicals, Inc.                                                  900               25,623
Ferro Corporation                                                   1,000               18,820
Minerals Technologies, Inc.                                           300               19,734
Symyx Technologies, Inc.*                                           1,100               24,255
Valspar Corporation                                                   300               13,962
                                                                               ---------------
                                                                                       102,394
                                                                               ---------------

SPECIALTY STORES - 0.2%
A.C. Moore Arts & Crafts, Inc.*                                       900               23,994
Hibbett Sporting Goods, Inc.*                                         400               12,016
O'Reilly Automotive, Inc.*                                            900               44,577
Petsmart, Inc.                                                        700               20,125
Rent-A-Center, Inc.*                                                  250                6,827
Staples, Inc.                                                       1,900               59,717
Tiffany & Company                                                     700               24,164
Williams-Sonoma, Inc.*                                                600               22,050
                                                                               ---------------
                                                                                       213,470
                                                                               ---------------

STEEL - 0.1%
Nucor Corporation                                                   1,700               97,852
Steel Dynamics, Inc.                                                  900               31,005
                                                                               ---------------
                                                                                       128,857
                                                                               ---------------

SYSTEMS SOFTWARE - 1.7%
Borland Software Corporation*                                         700                5,684
Macrovision Corporation*                                              700               15,953
Microsoft Corporation                                              45,200            1,092,484
Oracle Corporation*                                                24,100              300,768
Red Hat, Inc.*                                                      5,600               61,096
Veritas Software Corporation*                                       4,800              111,456
                                                                               ---------------
                                                                                     1,587,441
                                                                               ---------------

TECHNOLOGY DISTRIBUTORS - 0.1%
CDW Corporation                                                     1,700               96,356
Tech Data Corporation*                                                400               14,824
                                                                               ---------------
                                                                                       111,180
                                                                               ---------------

THRIFTS & MORTGAGE FINANCE - 0.6%
BankAtlantic Bancorp, Inc.                                          2,000               34,800
Countrywide Financial Corporation                                   1,900               61,674
Fannie Mae                                                          4,000              217,800
IndyMac Bancorp, Inc.                                                 500               17,000
MGIC Investment Corporation                                         1,000               61,670
PMI Group, Inc.                                                       700               26,607
Radian Group, Inc.                                                  2,000               95,480
                                                                               ---------------
                                                                                       515,031
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
COMMON STOCKS (CONTINUED)

TOBACCO - 0.8%
Altria Group, Inc.                                                 11,300      $       738,907
                                                                               ---------------

TRADING COMPANIES & DISTRIBUTORS - 0.0%
Hughes Supply, Inc.                                                   400               11,900
                                                                               ---------------

TRUCKING - 0.1%
Dollar Thrifty Automotive Group, Inc.*                                800               26,224
Old Dominion Freight Line, Inc.*                                      700               21,805
                                                                               ---------------
                                                                                        48,029
                                                                               ---------------

WIRELESS TELECOMMUNICATION SERVICE - 0.7%
America Movil S.A. de C.V. ADR                                      1,600               82,560
Crown Castle International Corporation*                             7,400              118,844
Nextel Communications, Inc.*                                        3,900              110,838
Nextel Partners, Inc.*                                              6,000              131,760
Telephone & Data Systems, Inc.                                        200               16,320
Vodafone Group plc ADR                                              4,200              111,552
Western Wireless Corporation*                                         300               11,388
Wireless Facilities, Inc.*                                          1,600               10,000
                                                                               ---------------
                                                                                       593,262
                                                                               ---------------

TOTAL COMMON STOCKS
     (cost $45,288,352)                                                             50,951,729
                                                                               ---------------

FOREIGN COMMON STOCKS - 11.0%
AUSTRALIA - 1.0%
Australia & New Zealand Banking Group,  Ltd.                        8,033              128,051
Australian Gas Light Company, Ltd.                                  2,002               21,977
Babcock & Brown, Ltd.*                                              5,453               43,041
BlueScope Steel, Ltd.                                              19,481              131,023
Boral, Ltd.                                                        25,519              120,340
CSL, Ltd.                                                             988               26,106
Coles Myer, Ltd.                                                    9,683               70,440
Downer EDI, Ltd.                                                    6,200               24,972
General Property Trust**                                            9,184               25,204
Macquarie Bank, Ltd.                                                2,211               82,095
National Australia Bank, Ltd.                                       4,925              107,938
Oil Search, Ltd.                                                   21,873               40,920
Pacific Brands, Ltd.                                               11,734               22,769
QBE Insurance Group, Ltd.                                           5,229               60,191
Qantas Airways, Ltd.                                                8,420               23,108
                                                                               ---------------
                                                                                       928,175
                                                                               ---------------

AUSTRIA - 0.1%
Bank Austria Creditanstalt                                            817               80,498
                                                                               ---------------

DENMARK - 0.1%
TDC A/S                                                             1,908               80,409
                                                                               ---------------

FINLAND - 0.1%
Nokia Oyj*                                                          6,967              108,025
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
FOREIGN COMMON STOCKS (CONTINUED)

FRANCE - 1.3%
Axa ADR                                                             3,023      $        80,538
BNP Paribas S.A.                                                    2,176              154,169
Bouygues S.A.                                                       2,371               93,998
CNP Assurances                                                      1,254               88,846
Casino Guichard-Perrachon S.A.                                        664               55,825
Lafarge S.A.                                                          306               29,634
PSA Peugeot Citroen S.A.                                              796               50,587
Publicis Groupe                                                     3,828              117,517
Renault S.A.                                                          631               56,363
Sanofi-Aventis                                                      2,202              185,701
Thomson                                                             3,445               92,897
Total S.A.                                                            761              178,078
                                                                               ---------------
                                                                                     1,184,153
                                                                               ---------------

GERMANY - 0.9%
Adidas-Salomon AG                                                     355               56,342
BASF AG                                                             1,616              114,577
Celesio AG                                                            615               50,286
E.On AG                                                             1,591              136,525
Hypo Real Estate Holding AG*                                        1,925               80,234
Jenoptik AG*                                                        2,154               23,680
Metro AG                                                            2,855              153,271
SAP AG                                                                680              109,588
Siemens AG                                                          1,746              138,191
                                                                               ---------------
                                                                                       862,694
                                                                               ---------------

HONG KONG - 0.3%
China Overseas Land & Investment, Ltd.                            104,000               23,069
China Telecom Corporation, Ltd.                                    93,000               32,493
China Unicom, Ltd.                                                 20,000               15,514
Espirit Holdings, Ltd.                                              7,500               51,207
Hong Kong Electric Holdings, Ltd.                                   6,000               26,695
Hutchison Whampoa, Ltd.                                             6,700               56,912
Sun Hung Kai Properties, Ltd.                                       6,000               54,428
                                                                               ---------------
                                                                                       260,318
                                                                               ---------------

IRELAND - 0.2%
Allied Irish Banks plc                                              1,595               33,395
Bank of Ireland                                                     3,747               59,021
DCC plc                                                             2,878               66,936
                                                                               ---------------
                                                                                       159,352
                                                                               ---------------

ITALY - 0.3%
Eni SpA                                                             6,880              178,656
UniCredito Italiano SpA                                             8,160               47,922
                                                                               ---------------
                                                                                       226,578
                                                                               ---------------

JAPAN - 2.0%
Aiful Corporation                                                     900               72,030
Aioi Insurance Company, Ltd.                                       15,000               80,873
Bank of Yokohama, Ltd.                                              7,000               42,703
Canon, Inc.                                                           900               48,272
Eisai Company, Ltd.                                                 1,100               37,349
Fanuc, Ltd.                                                           800               50,072

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
FOREIGN COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Goldcrest Company, Ltd.                                               480      $        27,715
Hamamatsu Photonics K.K.                                            1,100               24,472
Honda Motor Company, Ltd.                                             700               35,064
Inpex Corporation                                                       2               10,708
KDDI Corporation                                                       12               59,438
Kaneka Corporation                                                  5,000               55,221
Kirin Brewery Company, Ltd.                                         4,000               38,991
Kobayashi Pharmaceutical Company, Ltd.                              1,300               35,469
Kyocera Corporation                                                   500               35,679
Matsumotokiyoshi Company, Ltd.                                      1,000               29,663
Mitsubishi Corporation                                              7,000               90,695
Mitsui Sumitomo Insurance Company, Ltd.                             4,000               36,677
Nikon Corporation                                                   3,000               34,504
Nippon Steel Corporation                                           36,000               91,003
Nippon Yusen Kabushiki Kaisha                                      11,000               66,284
Pioneer Corporation                                                 2,300               41,385
Sega Sammy Holdings, Inc.*                                            700               42,573
Sony Corporation                                                    2,500               99,576
Sumitomo Electric Industries, Ltd.                                  3,000               31,929
Sumitomo Mitsui Financial Group, Inc.                                  11               74,493
TDK Corporation                                                       500               34,233
Takeda Pharmaceutical Company, Ltd.                                 1,400               66,732
Tokyo Electric Power Company, Inc.                                  3,600               87,309
Toshiba Corporation                                                19,000               79,399
Toyota Motor Corporation                                            5,300              197,258
Uniden Corporation                                                  1,000               20,755
Yamato Transport Company, Ltd.                                      2,000               28,618
                                                                               ---------------
                                                                                     1,807,142
                                                                               ---------------

MALAYSIA - 0.0%
Astro All Asia Networks plc*1                                       7,800               10,571
                                                                               ---------------

MEXICO - 0.3%
Cemex S.A. de C.V.                                                 11,074               80,425
Grupo Financiero Banorte S.A. de C.V.                              23,104              150,413
Wal-Mart de Mexico S.A. de C.V.                                    20,000               70,207
                                                                               ---------------
                                                                                       301,045
                                                                               ---------------

NETHERLANDS - 0.3%
ABN Amro Holding N.V.                                               2,647               65,682
ING Groep N.V.                                                      2,612               78,900
Koninklijke (Royal) Philips Electronics N.V.*                       1,299               35,786
TPG N.V.                                                            2,214               63,003
                                                                               ---------------
                                                                                       243,371
                                                                               ---------------

NORWAY - 0.3%
Statoil ASA                                                         5,647               96,228
Telenor ASA                                                        12,914              116,144
Yara International ASA*                                             2,332               35,415
                                                                               ---------------
                                                                                       247,787
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                  NUMBER            MARKET
                                                                OF SHARES           VALUE
FOREIGN COMMON STOCKS (CONTINUED)

SINGAPORE - 0.1%
DBS Group Holdings, Ltd.                                            7,000      $        63,185
SembCorp Industries, Ltd.                                          41,000               48,186
StarHub, Ltd.*                                                     31,000               23,663
                                                                               ---------------
                                                                                       135,034
                                                                               ---------------

SPAIN - 0.3%
Acciona S.A.                                                        1,193              107,646
Banco Santander Central Hispano S.A.                                6,913               84,155
Gestevision Telecinco S.A.*                                           200                4,652
Iberdrola S.A.                                                      3,686               96,433
                                                                               ---------------
                                                                                       292,886
                                                                               ---------------

SWEDEN - 0.6%
Nordea Bank AB                                                     15,095              152,628
SSAB Svenskt Stal AB                                                3,653               90,661
Skandinaviska Enskilda Banken AB                                    4,844               91,792
Svenska Handelsbanken AB                                            4,839              114,279
Tele2 AB (Cl.B)                                                     2,145               70,829
                                                                               ---------------
                                                                                       520,189
                                                                               ---------------

SWITZERLAND - 0.4%
Credit Suisse Group*                                                2,552              109,533
Nestle S.A.                                                           426              116,523
Novartis AG                                                         3,868              180,403
                                                                               ---------------
                                                                                       406,459
                                                                               ---------------

UNITED KINGDOM - 2.4%
Aegis Group plc                                                    36,930               71,167
Allied Domecq plc                                                   5,837               58,833
Anglo American plc                                                  1,767               41,897
Arriva plc                                                          7,908               78,587
AstraZeneca plc                                                     1,127               44,416
Aviva plc                                                           4,208               50,483
BAE Systems plc                                                     9,710               47,605
BP plc                                                             13,726              142,369
Barclays plc                                                       22,023              225,306
Bradford & Bingley plc                                              8,640               50,195
Centrica plc                                                       21,740               94,776
DS Smith plc                                                       23,600               69,779
Exel plc                                                            2,555               41,006
GlaxoSmithKline plc ADR                                             5,874              134,615
HBOS plc                                                            7,650              119,310
HSBC Holdings plc                                                   3,577               56,632
J. Sainsbury plc                                                    5,384               29,473
O2 plc*                                                            45,214              101,866
Persimmon plc                                                       3,147               45,038
Royal & Sun Alliance Insurance Group plc                           16,565               24,567
Royal Bank of Scotland Group plc                                    5,474              174,262
Shell Transport & Trading Company plc                              18,734              168,298
Tesco plc                                                          11,955               71,542
Unilever plc                                                       10,864              107,450
Vodafone Group plc                                                 13,782               36,649
WPP Group plc                                                       7,546               85,753
Whitbread plc                                                       3,348               58,952
                                                                               ---------------
                                                                                     2,230,826
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                 NUMBER            MARKET
                                                                OF SHARES          VALUE
FOREIGN COMMON STOCKS (CONTINUED)

TOTAL FOREIGN STOCKS
     (cost $7,639,875)                                                         $    10,085,512
                                                                               ---------------

PREFERRED STOCKS - 0.0%

APPAREL, ACCESSORIES & LUXURY GOODS - 0.0%
Anvil Holdings, Inc. (Cl.B)1                                          469                4,690
                                                                               ---------------

TOTAL PREFERRED STOCKS
     (cost $6,135)                                                                       4,690
                                                                               ---------------

FOREIGN PREFERRED STOCKS - 0.1%

GERMANY - 0.1%
Porsche AG                                                             89               64,614
                                                                               ---------------

TOTAL FOREIGN PREFERRED STOCKS
     (cost $38,527)                                                                     64,614
                                                                               ---------------

WARRANTS - 0.0%

Travelcenters of America(1)                                           150                  188
                                                                               ---------------

TOTAL WARRANTS
     (cost $2)                                                                             188
                                                                               ---------------

MUNICIPAL BONDS - 0.2%

GEORGIA - 0.1%
Atlanta GA Airport Passenger FAC Charge,
     5.00% - 2033                                               $  90,000               92,000
                                                                               ---------------

KANSAS - 0.0%
Kansas State Dev Financial Authority Revenue,
     5.501% - 2034                                              $  30,000               30,442
                                                                               ---------------

NEW YORK - 0.1%
New York, NY General Obligation, 5.00% - 2015                   $  60,000               63,245
                                                                               ---------------

OREGON - 0.0%
Oregon State Taxable Pension, 5.892% - 2027                     $  15,000               16,090
                                                                               ---------------

TOTAL MUNICIPAL BONDS
     (cost $201,840)                                                                   201,777
                                                                               ---------------

CORPORATE BONDS - 10.1%

AEROSPACE & DEFENSE - 0.1%
BE Aerospace, Inc.:
     8.50% - 2010                                               $  25,000               27,250
     8.875% - 2011                                              $  25,000               25,312
GenCorp, Inc., 9.50% - 2013                                     $  33,000               36,795
Sequa Corporation, 9.00% - 2009                                 $  25,000               26,750
                                                                               ---------------
                                                                                       116,107
                                                                               ---------------

AUTOMOTIVE - 0.4%
Adesa, Inc., 7.625% - 2012                                      $  25,000               25,000
Advanced Accessory Systems, 10.75% - 2011                       $  25,000               20,875

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                PRINCIPAL          MARKET
                                                                 AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

AUTOMOTIVE (CONTINUED)
DailmerChrysler N.A. Holdings:
     3.45% - 2007(3)                                            $  35,000      $        35,042
     6.50% - 2013                                                  50,000               51,999
Ford Motor Credit Company:
     3.75% - 2006(3)                                               25,000               24,742
     5.80% - 2009                                                 120,000              114,609
General Motors Corporation, 8.375% - 2033                          70,000               59,901
Lear Corporation, 5.75% - 2014 (1)                                 20,000               19,231
                                                                               ---------------
                                                                                       351,399
                                                                               ---------------

BANKING - 0.6%
ABN Amro Bank N.V., 7.125% - 2007                                  35,000               37,113
BAC Capital Trust VI, 5.625% - 2035                                50,000               47,873
BB&T Corporation, 6.50% - 2011                                     20,000               21,825
Bank One Corporation, 5.25% - 2013                                 75,000               75,603
Countrywide Home Loan, 4.125% - 2009                               45,000               43,358
First Union Corporation, 6.40% - 2008                              20,000               21,349
General Motors Acceptance Corporation, 7.25% - 2011                60,000               55,707
Huntington National Bank, 4.375% - 2010                            45,000               44,108
Northern Trust Company, 4.60% - 2013                               25,000               24,241
US Bank NA, 2.87% - 2007                                           40,000               39,206
Webster Financial Corporation, 5.125% - 2014                       45,000               43,842
Wells Fargo & Company, 3.113% - 2007 3                             55,000               55,028
                                                                               ---------------
                                                                                       509,253
                                                                               ---------------

BROKERAGE - 0.3%
Citigroup, Inc., 5.00% - 2014                                      60,000               58,907
Franklin Resources, Inc., 3.70% - 2008                             15,000               14,736
Goldman Sachs Group, Inc., 6.345% - 2034                           90,000               92,240
Lehman Brothers Holding Corporation, 3.50% - 2008                  65,000               63,321
                                                                               ---------------
                                                                                       229,204
                                                                               ---------------

BUILDING MATERIALS - 0.2%
Celulosa Arauco y Constitucion S.A., 5.125% - 2013                 40,000               38,254
Masco Corporation, 5.875% - 2012                                   70,000               72,836
RMCC Acquisition Company, 9.50% - 2012(1)                          25,000               24,500
Texas Industries, Inc., 10.25% - 2011                              25,000               28,313
WII Components, Inc., 10.00% - 2012                                50,000               51,250
                                                                               ---------------
                                                                                       215,153
                                                                               ---------------

CAPITAL GOODS - OTHER - 0.1%
AGCO Corporation, 9.50% - 2008                                     25,000               26,187
Rexnord Corporation, 10.125% - 2012                                25,000               27,500
                                                                               ---------------
                                                                                        53,687
                                                                               ---------------

CHEMICALS - 0.3%
ARCO Chemical Company, 9.80% - 2020                                25,000               28,250
Canwest Media, Inc., 8.00% - 2012(1)                               34,875               36,706
Crystal US Holdings, 0.00% - 2014(1,2)                             16,000               11,200
Dow Chemical Company, 6.125% - 2011                                30,000               32,108
Huntsman LLC, 11.625% - 2010                                       33,000               38,610
IMC Global, Inc., 10.875% - 2013                                   25,000               29,875
MacDermid, Inc., 9.125% - 2011                                     50,000               53,625
Resolution Performance, 9.50% - 2010                               25,000               26,625
                                                                               ---------------
                                                                                       256,999
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                PRINCIPAL          MARKET
                                                                 AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

COMMUNICATIONS - OTHER - 0.1%
Belo Corporation, 8.00% - 2008                                  $  20,000      $        22,078
News America, Inc., 6.20% - 2034(1)                                25,000               24,719
                                                                               ---------------
                                                                                        46,797
                                                                               ---------------

CONSTRUCTION MACHINERY - 0.0%
Shaw Group, Inc., 10.75% - 2010                                    25,000               27,125
                                                                               ---------------

CONSUMER PRODUCTS - 0.2%
American Achievement Corporation, 8.25% - 2012                     25,000               25,875
Bunge, Ltd. Finance Corporation, 4.375% - 2008                     50,000               49,281
Couche-Tard US/Finance, 7.50% - 2013                               25,000               26,250
Jostens IH Corporation, 7.625% - 2012                              25,000               24,750
Riddell Bell Holdings, 8.375% - 2012(1)                            25,000               25,625
Sealy Mattress Company, 8.25% - 2014                               25,000               26,062
                                                                               ---------------
                                                                                       177,843
                                                                               ---------------

DISTRIBUTORS - 0.0%
Atmos Energy Corporation, 4.00% - 2009                             45,000               43,327
                                                                               ---------------

DIVERSIFIED MANUFACTURING - 0.1%
Hawk Corporation, 8.75% - 2014                                     25,000               25,625
Hutchison Whampoa International, Ltd., 6.50% - 2013(1)             35,000               36,940
JLG Industries, Inc., 8.375% - 2012                                16,000               17,040
Maax Corporation, 9.75% - 2012                                     25,000               25,500
Valmont Industries, Inc., 6.875% - 2014                            25,000               24,750
                                                                               ---------------
                                                                                       129,855
                                                                               ---------------

ELECTRIC - 0.7%
AES Corporation, 9.00% - 2015(1)                                   25,000               27,500
AMI Semiconductor, Inc., 10.75% - 2013                             16,000               19,160
Alabama Power Company, 3.06% - 2009 (3)                            35,000               35,009
Appalachian Power Company, 4.80% - 2005                            45,000               45,140
Black Hills Corporation, 6.50% - 2013                              40,000               41,263
CE Electric UK Funding Company, 6.995% - 2007(1)                   35,000               36,645
Centerpoint Energy, Inc., 7.25% - 2010                             25,000               27,332
Exelon Generation Company LLC, 5.35% - 2014                        35,000               35,128
NRG Energy, Inc., 8.00% - 2013(1)                                  20,000               21,150
PG&E Corporation, 3.26% - 2006(3)                                   2,000                2,005
PPL Capital Funding, 4.33% - 2009                                  45,000               43,781
Pacific Gas & Electric Company, 6.05% - 2034                       35,000               35,939
Pinnacle West Capital Corporation, 6.40% - 2006                    40,000               40,557
Progress Energy, Inc., 6.75% - 2006                                25,000               25,622
Public Service Company of New Mexico, 4.40% - 2008                 40,000               39,597
Puget Sound Energy, Inc., 2.96% - 2006(3)                          45,000               45,053
Sanmina Corporation, 10.375% - 2010                                25,000               28,000
Sierra Pacific Resources, 8.625% - 2014                            25,000               26,625
TXU Energy Company LLC, 3.42% - 2006(3)                            10,000                9,999
Western Power Distributors Holdings, 6.875% - 2007(1)              25,000               26,116
                                                                               ---------------
                                                                                       611,621
                                                                               ---------------

ENERGY - INDEPENDENT - 0.0%
Forest Oil Corporation, 8.00% - 2011                               25,000               27,500
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                PRINCIPAL          MARKET
                                                                 AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

ENERGY - INTEGRATED - 0.1%
Amerada Hess Corporation, 7.875% - 2029                         $  30,000      $        35,858
ConocoPhillips, 5.90% - 2032                                       40,000               42,079
Westar Energy, Inc., 7.875% - 2007                                 25,000               26,715
                                                                               ---------------
                                                                                       104,652
                                                                               ---------------

ENERGY - OTHER - 0.0%
Dresser-Rand Group, Inc., 7.375% - 2014(1)                         25,000               25,000
                                                                               ---------------

ENTERTAINMENT - 0.1%
AMF Bowling Worldwide, 10.00% - 2010                               25,000               25,625
International Speedway Corporation, 4.20% - 2009                   20,000               19,501
K2, Inc., 7.375% - 2014                                            25,000               25,875
LCE Acquisition Corporation, 9.00% - 2014(1)                       25,000               24,875
Six Flags, Inc., 8.875% - 2010                                     25,000               23,500
                                                                               ---------------
                                                                                       119,376
                                                                               ---------------

ENVIRONMENTAL - 0.1%
Allied Waste North America, 7.875% - 2013                          25,000               24,937
Casella Waste Systems, Inc., 9.75% - 2013                          25,000               27,500
Synagro Technologies, Inc., 9.50% - 2009                           25,000               27,188
Weyerhaeuser Company, 7.375% - 2032                                10,000               11,691
                                                                               ---------------
                                                                                        91,316
                                                                               ---------------

FINANCIAL - OTHER - 0.1%
Dollar Financial Group, Inc., 9.75% - 2011                         25,000               26,625
Encana Holdings Financial Corporation, 5.80% - 2014                45,000               47,011
IPC Acquisition Corporation, 11.50% - 2009                         25,000               27,500
Orion Power Holdings, Inc., 12.00% - 2010                          25,000               30,375
                                                                               ---------------
                                                                                       131,511
                                                                               ---------------

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.2%
Household Finance Corporation, 6.375% - 2012                       30,000               32,437
International Lease Finance Corporation,
     6.375% - 2009                                                 40,000               42,324
SLM Corporation:
     2.90% - 2009(3)                                               55,000               55,060
     4.09% - 2009(3)                                               35,000               34,554
                                                                               ---------------
                                                                                       164,375
                                                                               ---------------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.2%
Cit Group, Inc., 5.00% - 2015                                      70,000               67,634
General Electric Capital Corporation, 6.00% - 2012                 60,000               63,927
John Deere Capital Corporation, 7.00% - 2012                       45,000               50,534
MBNA America Bank, 4.625% - 2009                                   45,000               44,634
                                                                               ---------------
                                                                                       226,729
                                                                               ---------------

FOOD & BEVERAGE - 0.4%
Agrilink Foods, Inc., 11.875% - 2008(1)                             6,000                6,225
B&G Foods Holding Corporation, 8.00% - 2011                        25,000               26,000
Dole Foods Company, Inc., 8.875% - 2011                            25,000               26,875
Eircom Funding, 8.25% - 2013                                       25,000               27,187
Kraft Foods, Inc., 5.625% - 2011                                   45,000               46,692
Le-Nature's, Inc., 9.00% - 2013(1)                                 25,000               27,250
McCormick & Company, Inc., 6.40% - 2006                            65,000               66,634

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                PRINCIPAL          MARKET
                                                                 AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGE (CONTINUED)
Miller Brewing Company, 5.50% - 2013(1)                         $  55,000      $        55,917
Pantry, Inc., 7.75% - 2014                                         25,000               25,875
Travelcenters of America, Inc., 12.75% - 2009                      50,000               55,250
                                                                               ---------------
                                                                                       363,905
                                                                               ---------------

GAMING - 0.1%
Ameristar Casinos, Inc., 10.75% - 2009                             25,000               27,312
GTECH Holdings Corporation, 4.50% - 2009(1)                        20,000               19,563
Harrahs Operating Company, Inc., 5.50% - 2010                      20,000               20,346
Station Casinos, Inc., 6.50% - 2014                                25,000               24,813
Turning Stone Casino, 9.125% - 2010(1)                             25,000               25,969
                                                                               ---------------
                                                                                       118,003
                                                                               ---------------

HEALTH CARE - 0.3%
Amgen, Inc., 4.00% - 2009(1)                                       25,000               24,351
Concentra Operating Corporation, 9.125% - 2012                     25,000               26,500
Genesis HealthCare Corporation, 8.00% - 2013                       25,000               27,250
Highmark, Inc., 6.80% - 2013(1)                                    30,000               32,279
Hospira, Inc., 4.95% - 2009                                        45,000               45,285
InSight Health Services Corporation, 9.875% - 2011                 25,000               24,500
Inverness Medical Innovations Inc., 8.75% - 2012                   25,000               25,375
Vanguard Health Holdings II, 9.00% - 2014                          25,000               26,312
                                                                               ---------------
                                                                                       231,852
                                                                               ---------------

HOME CONSTRUCTION - 0.2%
Lennar Corporation, 5.50% - 2014                                   35,000               34,454
NVR, Inc., 5.00% - 2010                                            30,000               29,475
Pulte Homes, Inc., 7.875% - 2011                                   35,000               39,192
Ryland Group, 5.375% - 2015                                        15,000               14,532
WCI Communities, Inc.:
     10.625% - 2011                                                25,000               27,094
     9.125% - 2012                                                 25,000               26,750
                                                                               ---------------
                                                                                       171,497
                                                                               ---------------

INDUSTRIAL - OTHER - 0.1%
Brand Intermediate Holding, 13.00% - 2013(1)                       26,625               28,356
Coleman Cable, Inc., 9.875% - 2012(1)                              25,000               25,500
National Waterworks, Inc., 10.50% - 2012                           25,000               27,812
                                                                               ---------------
                                                                                        81,668
                                                                               ---------------

INSURANCE - LIFE - 0.5%
AIG Sunamerica Global Finance XII, 5.30% - 2007(1)                 70,000               71,496
Allstate Financial Global Funding, 5.25% - 2007(1)                 45,000               45,832
Genworth Financial, Inc., 5.75% - 2014                             40,000               41,012
John Hancock Global Funding II, 5.625% - 2006(1)                   65,000               66,157
MetLife, Inc., 6.125% - 2011                                       50,000               53,280
NLV Financial Corporation, 7.50% - 2033(1)                         30,000               33,743
Nationwide Financial Services, Inc., 5.90% - 2012                  50,000               52,483
Principal Life Global, 5.125% - 2013(1)                            45,000               45,138
Prudential Financial, Inc., 3.75% - 2008                           35,000               34,276
Transamerica Capital II, 7.65% - 2026(1)                           20,000               22,864
                                                                               ---------------
                                                                                       466,281
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)
INSURANCE - PROPERTY & CASUALTY - 0.1%
Ace INA Holdings, Inc., 5.875% - 2014                   $  35,000    $  35,619
Fund American Companies, Inc., 5.875% - 2013               45,000       45,689
Nationwide Mutual Insurance Company, 6.60% - 2034(1)       25,000       25,096
                                                                     ---------
                                                                       106,404
                                                                     ---------

MEDIA - CABLE - 0.2%
CCO Holdings LLC Capital Corporation, 8.75% - 2013         25,000       25,000
Cablevision Systems Corporation, 8.00% - 2012(1)           25,000       25,687
Charter Communications Opt LLC/Cap, 8.00% - 2012(1)        25,000       24,875
Comcast Cable Communications Holdings,
     8.375% - 2013                                         45,000       53,470
Echostar DBS Corporation, 6.625% - 2014(1)                 25,000       24,156
Hearst-Argyle Television, Inc., 7.00% - 2018               30,000       32,929
Rogers Cable, Inc., 5.50% - 2014                           40,000       36,700
                                                                     ---------
                                                                       222,817
                                                                     ---------

MEDIA - NONCABLE - 0.5%
AOL Time Warner, Inc., 7.625% - 2031                       40,000       46,991
Advanstar Communications, Inc., 10.75% - 2010              25,000       27,812
Affinity Group, Inc., 9.00% - 2012                         25,000       26,250
CanWest Media, Inc., 10.625% - 2011                        25,000       27,250
Chancellor Media Corporation, 8.00% - 2008                 25,000       26,945
Coinmach Corporation, 9.00% - 2010                         17,000       17,340
Dex Media Finance/East LLC:
     9.875% - 2009                                         25,000       27,500
     12.125% - 2012                                        32,000       37,920
Dex Media Finance/West, 8.50% - 2010                       25,000       26,688
Fisher Communications, Inc., 8.625% - 2014                 25,000       26,750
Houghton Mifflin Company, 9.875% - 2013                    25,000       25,750
Liberty Group Operating, Inc., 9.375% - 2008               25,000       25,391
Viacom, Inc., 7.70% - 2010                                 30,000       33,537
Warner Music Group, 7.375% - 2014                          25,000       25,750
XM Satellite Radio, Inc., 12.00% - 2010                    15,000       17,475
                                                                     ---------
                                                                       419,349
                                                                     ---------

METALS & MINING - 0.4%
Allegheny Technologies, Inc., 8.375% - 2011                75,000       80,250
Alpha Natural Resources, 10.00% - 2012(1)                  25,000       28,000
Autocam Corporation, 10.875% - 2014                        25,000       21,750
Century Aluminum Company, 7.50% - 2014                     25,000       25,250
Euromax International plc, 8.50% - 2011                    25,000       25,750
Foundation Pa Coal Company, 7.25% - 2014                   25,000       25,375
Freeport McMoran Resource Partners, 7.00% - 2008           75,000       77,250
Ispat Inland ULC, 9.75% - 2014                             16,000       18,720
Newmont Mining Corporation, 5.875% - 2035                  50,000       48,996
Russel Metals, Inc., 6.375% - 2014                         25,000       24,250
                                                                     ---------
                                                                       375,591
                                                                     ---------

OIL FIELD SERVICES - 0.6%
Baker Hughes, Inc., 6.875% - 2029                          55,000       65,453
Chesapeake Energy Corporation, 9.00% - 2012                25,000       27,594
Devon Financing Corporation, ULC, 7.875% - 2031            35,000       43,597
Diamond Offshore Drilling, 5.15% - 2014                    25,000       24,742

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                      SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)
OIL FIELD SERVICES (CONTINUED)

Encore Acquisition Company, 8.375% - 2012               $  25,000     $ 27,000
Grant Prideco, Inc., 9.00% - 2009                          25,000       27,000
Halliburton Company, 3.45% - 2007(1, 3)                    45,000       45,000
Hanover Compressor Company, 9.00% - 2014                   25,000       26,750
Hilcorp Energy/Finance, 10.50% - 2010(1)                   50,000       55,500
Pemex Project Funding Master Trust:
     4.31% - 2010(1, 3)                                    45,000       45,900
     7.375% - 2014                                         30,000       32,100
Petroleum Geo-Services, 10.00% - 2010                      25,000       28,062
Pioneer Natural Resources Company, 5.875% - 2016           20,000       20,453
XTO Energy, Inc., 6.25% - 2013                             30,000       32,229
                                                                     ---------
                                                                       501,380
                                                                     ---------

PACKAGING - 0.1%
BWAY Corporation, 10.00% - 2010                            25,000       26,563
Graphic Packaging International Corporation,
     8.50% - 2011                                          25,000       26,250
Owens-Brockway Glass Containers:
     8.875% - 2009                                         25,000       26,687
     8.75% - 2012                                          25,000       27,313
Owens-Illinois, Inc., 7.35% - 2008                         25,000       25,688
                                                                     ---------
                                                                       132,501
                                                                     ---------

PAPER - 0.1%
Boise Cascade LLC, 7.125% - 2014(1)                        25,000       25,313
Sealed Air Corporation, 5.375% - 2008(1)                   40,000       40,673
Weyerhaeuser Company, 6.75% - 2012                         25,000       27,458
                                                                     ---------
                                                                        93,444
                                                                     ---------

PHARMACEUTICALS - 0.1%
AmerisourceBergen Corporation, 8.125% - 2008               25,000       26,813
GlaxoSmithKline Capital, Inc., 5.375% - 2034               30,000       29,587
VWR International, Inc.:
     6.875% - 2012                                         25,000       25,063
     8.00% - 2014                                          25,000       25,312
Wyeth, 6.50% - 2034                                        25,000       27,064
                                                                     ---------
                                                                       133,839
                                                                     ---------

PIPELINES - 0.4%
ANR Pipeline Company, 8.875% - 2010                        25,000       27,035
Buckeye Partners, 5.30% - 2014                             10,000        9,904
Duke Capital LLC:
     4.302% - 2006                                         25,000       25,038
     6.25% - 2013                                          40,000       42,210
Dynegy-Roseton Danskamme, 7.27% - 2010                     25,000       24,688
Kaneb Pipe Line Operating Partnership, 7.75% - 2012        20,000       22,668
Kinder Morgan, Inc., 6.50% - 2012                          45,000       48,321
Markwest Energy Partners/Finance, 6.875% - 2014(1)         25,000       25,000
Panhandle Eastern Pipe Line Company, 4.80% - 2008          20,000       20,011
Plains All American Pipeline, 7.75% - 2012                 15,000       17,264
TGT Pipeline LLC, 5.50% - 2017(1)                          10,000        9,947
Williams Companies, Inc.:
     7.75% - 2031                                          25,000       27,000
     8.75% - 2032                                          25,000       29,687
                                                                     ---------
                                                                       328,773
                                                                     ---------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
CORPORATE BONDS (CONTINUED)
RAILROADS - 0.1%
Canadian National Railway Company, 6.25% - 2034         $  45,000    $  49,143
                                                                     ---------

REAL ESTATE INVESTMENT TRUSTS - 0.3%
BF Saul Reit, 7.50% - 2014                                 25,000       25,937
Developers Diversified Realty Corporation,
     3.875% - 2009                                         35,000       33,715
EOP Operating LP, 4.65% - 2010                             35,000       34,212
Reckson Operating Partnership, 5.15% - 2011                40,000       39,867
Rouse Company, 8.43% - 2005                               100,000      100,265
Simon Property Group, LP, 3.75% - 2009                     45,000       43,189
                                                                     ---------
                                                                       277,185

REFINING - 0.0%
Denbury Resources, Inc., 7.50% - 2013                      25,000       25,625
                                                                     ---------

RESTAURANTS - 0.1%
EPL Intermediate, Inc., 0.00% - 2010(2)                    25,000       16,250
O'Charleys, Inc., 9.00% - 2013                             25,000       27,125
Perkins Family Restaurants, 10.125% - 2007                 25,000       25,406
                                                                     ---------
                                                                        68,781
                                                                     ---------

RETAILERS - 0.1%
CVS Corporation, 4.00% - 2009                              25,000       24,393
Jean Coutu Group plc, Inc., 7.625% - 2012                  25,000       25,500
Yum! Brands, Inc., 7.70% - 2012                            45,000       52,320
                                                                     ---------
                                                                       102,213
                                                                     ---------

SERVICES - 0.1%
Brickman Group, Ltd., 11.75% - 2009                        25,000       28,250
Petroleum Helicopters, Inc., 9.375% - 2009                 25,000       26,563
                                                                     ---------
                                                                        54,813
                                                                     ---------

SUPERMARKETS - 0.1%
Jitney-Jungle Stores, 12.00% - 2006(5, 6)                  75,000            -
Kroger Company, 8.05% - 2010                               45,000       50,681
                                                                     ---------
                                                                        50,681
                                                                     ---------

TECHNOLOGY - 0.3%
Freescale Semiconductor, 7.125% - 2014                     25,000       26,125
Lucent Technologies, 5.50% - 2008                          25,000       24,437
Solectron Corporation, 9.625% - 2009                       25,000       26,937
Stats Chippac, Ltd., 6.75% - 2011(1)                       25,000       23,625
Stratus Technologies, Inc., 10.375% - 2008                 25,000       24,750
Telex Communications, Inc., 11.50% - 2008                  75,000       82,125
UGS Corporation, 10.00% - 2012(1)                          25,000       27,625
                                                                     ---------
                                                                       235,624
                                                                     ---------

TELECOMMUNICATIONS - WIRELESS - 0.7%

AT&T Wireless, 8.75% - 2031                                35,000       46,176
America Movil S.A. de C.V.:
     5.50% - 2014                                          25,000       23,966
     6.375% - 2035                                         25,000       22,620
Call-Net Enterprises, Inc., 10.625% - 2008                 25,000       26,250
Centennial Communications, 8.125% - 2014                   25,000       25,625

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - WIRELESS (CONTINUED)
Deutsche Telekom International Finance B.V.,
     8.75% - 2030                                       $  35,000    $  45,775
Inmarsat Finance plc, 7.625% - 2012                        25,000       24,875
Motorola, Inc., 5.80% - 2008                               50,000       51,693
Rogers Wireless Communications, Inc., 9.625% - 2011       100,000      113,500
Sprint Capital Corporation, 7.625% - 2011                  50,000       55,656
Syniverse Technologies, Inc., 12.75% - 2009                25,000       27,875
Telus Corporation, 8.00% - 2011                            30,000       34,741
Time Warner Telecom LLC, 9.75% - 2008                      25,000       24,375
US Unwired, Inc., 10.00% - 2012                            25,000       27,688
Ubiquitel Operating Company, 9.875% - 2011                 25,000       27,562
United States Cellular Corporation, 6.70% - 2033           25,000       25,990
Verizon Global Funding Corporation, 7.75% - 2030           40,000       48,344
Western Wireless Corporation, 9.25% - 2013                 25,000       28,500
                                                                     ---------
                                                                       681,211
                                                                     ---------

TELECOMMUNICATIONS - WIRELINES - 0.1%
Telecom Italia Capital, 5.25% - 2013                       40,000       39,518
Telefonos de Mexico S.A., 5.50% - 2015(1)                  30,000       28,369
                                                                     ---------
                                                                        67,887
                                                                     ---------

TEXTILE - 0.1%
Collins & Aikman Floor Cover, 9.75% - 2010                 25,000       26,625
Interface, Inc., 10.375% - 2010                            25,000       28,000
Invista, 9.25% - 2012(1)                                   50,000       55,000
                                                                     ---------
                                                                       109,625
                                                                     ---------

TOBACCO - 0.1%
UST, Inc., 6.625% - 2012                                   70,000       76,909
                                                                     ---------

TOTAL CORPORATE BONDS
     (cost $9,151,812)                                               9,205,830
                                                                     ---------

FOREIGN BONDS - 0.3%
CANADA - 0.1%
anadian Natural Resources, Ltd., 7.20% - 2032              80,000       93,348
Luscar Coal, Ltd., 9.75% - 2011                            25,000       27,500
                                                                     ---------
                                                                       120,848
                                                                     ---------

CAYMAN ISLANDS - 0.0%
Transocean, Inc., 7.50% - 2031                             30,000       37,042
                                                                     ---------

FRANCE - 0.1%
Compagnie Generale de Geophysique S.A.,
     10.625% - 2007                                        17,000       17,935
France Telecom S.A., 7.75% - 2011(2)                       40,000       45,769
                                                                     ---------
                                                                        63,704
                                                                     ---------

IRELAND - 0.1%
MDP Acquistions plc, 9.625% - 2012                         50,000       53,750
                                                                     ---------

UNITED KINGDOM - 0.0%
HBOS plc, 6.00% - 2033(1)                                  40,000       41,878
                                                                     ---------

TOTAL FOREIGN BONDS
     (cost $293,801)                                                   317,222
                                                                     ---------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
FOREIGN GOVERNMENT BONDS - 0.2%
MEXICO - 0.1%
United Mexican States:
     3.33% - 2009(3)                                    $  35,000    $  35,368
     6.375% - 2013                                         45,000       46,687
                                                                     ---------
                                                                        82,055
                                                                     ---------

SOUTH AFRICA - 0.1%
Republic of South Africa, 6.50% - 2014                     65,000       68,250
                                                                     ---------

TOTAL FOREIGN GOVERNMENT BONDS
     (cost $147,909)                                                   150,305
                                                                     ---------

MORTGAGE BACKED SECURITIES - 8.4%
U.S GOVERNMENT SPONSORED AGENCIES - 6.4%
Federal Farm Credit Bank,
     5.50% - 2028 1,7                                      51,487        3,345

Federal Home Loan Mortgage Corporation:
     #M80714, 5.00% - 2008                                 44,200       44,596
     #E81544, 6.00% - 2009                                331,750      337,867
     FHR 2631 IG, 4.50% - 2011(1)                         164,000       12,004
     FHR 2614 IH, 4.50% - 2016(1)                         102,000       16,133
     FHR 2631 PC, 4.50% - 2016                            250,000      247,089
     #E01489, 4.50% - 2018                                 42,778       41,964
     #B10343, 5.00% - 2018                                 10,807       10,825
     #E99933, 5.00% - 2018                                  7,180        7,192
     #E99966, 5.00% - 2018                                 38,698       38,761
     #B12065, 4.50% - 2019                                 26,202       25,703
     #B13549, 4.50% - 2019                                 24,497       24,006
     FHR 2681 PC, 5.00% - 2019                            100,000      100,437
     FHR 2882 YB, 5.00% - 2027                             50,000       50,033
     FHR 2890 PB, 5.00% - 2027                            150,000      150,098
     #1B0527, 4.579% - 2032(3)                             29,138       29,236
     #C72128, 6.00% - 2032                                108,851      111,551
     #C68205, 7.00% - 2032                                 18,189       19,162
     #A14854, 5.00% - 2033                                 83,856       82,281
     #G01628, 6.00% - 2033                                232,979      238,521

Federal National Mortgage Association:

     FNR 2003-92 NM, 3.50% - 2013                          75,000       73,678
     #323322, 6.00% - 2013                                 92,925       96,050
     FNR 2002-74 PJ, 5.00% - 2015                         150,000      151,430
     #254234, 5.50% - 2017                                  8,890        9,069
     #54830, 5.50% - 2017                                   7,665        7,820
     #625997, 5.50% - 2017                                  6,216        6,340
     #644982, 5.50% - 2017                                104,922      107,029
     #357280, 6.50% - 2017                                 42,067       43,941
     #254720, 4.50% - 2018                                162,680      159,353
     #254951, 5.50% - 2018                                 17,764       18,123
     #555345, 5.50% - 2018                                  9,271        9,458
     #555446, 5.50% - 2018                                 14,394       14,683
     #555526, 5.50% - 2018                                264,808      270,125
     #555693, 5.50% - 2018                                124,783      127,289
     #357475, 4.50% - 2019                                198,510      194,449
     TBA, 4.50% - 2019(4)                                 575,000      562,063
     #255357, 5.50% - 2019                                308,439      314,543

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT        VALUE
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S GOVERNMENT SPONSORED AGENCIES (CONTINUED)
     #725528, 5.50% - 2019                              $  21,073    $   21,499
     #789885, 5.50% - 2019                                 23,961        24,445
     #254514, 5.50% - 2032                                  4,848         4,867
     #254550, 6.50% - 2032                                 37,209        38,686
     #545759, 6.50% - 2032                                222,363       230,852
     #650075, 6.50% - 2032                                 34,824        36,206
     #254983, 5.50% - 2033                                112,260       112,631
     #744692, 5.50% - 2033                                 52,795        52,970
     #744750, 5.50% - 2033                                 23,771        23,850
     #747387, 5.50% - 2033                                 28,637        28,732
     #747549, 5.50% - 2033                                  9,725         9,758
     #750362, 5.50% - 2033                                 47,318        47,475
     #756190, 5.50% - 2033                                 54,986        55,168
     #555417, 6.00% - 2033                                146,532       149,969
     #725220, 5.00% - 2034                                132,529       129,945
     #725238, 5.00% - 2034                                 81,101        79,520
     #725249, 5.00% - 2034                                 72,353        70,942
     #789292, 5.00% - 2034                                 24,047        23,593
     #255028, 5.50% - 2034                                 27,801        27,863
     #762076, 5.50% - 2034                                 62,807        63,015
     #789293, 5.50% - 2034                                192,664       193,560
     #796104, 5.50% - 2034                                 50,715        50,823
     #804395, 5.50% - 2034                                148,496       148,813
     #255459, 6.00% - 2034                                 71,334        72,932
     #725690, 6.00% - 2034                                 80,053        81,846
     #725704, 6.00% - 2034                                188,435       192,659
     #799644, 6.00% - 2034                                103,322       105,637

Fannie Mae Strip,
     6.50% -2032(1,7)                                      25,649         5,703

Fannie Mae Whole Loan,
     2.91% - 2033                                          49,798        49,601
                                                                     ----------
                                                                      5,889,807
                                                                     ----------

U.S. GOVERNMENT SPONSORED SECURITIES - 2.0%
Government National Mortgage Association:
     #780766, 7.00% - 2013                                 15,098        15,656
     #781312, 7.00% - 2013                                 46,101        48,593
     #67365, 11.50% - 2013                                  3,027         3,376
     2004-23B, 2.946% - 2019                               55,000        52,583
     #427029, 8.50% - 2026                                 10,642        11,600
     #604639, 5.00% - 2033                                105,979       104,731
     #612919, 5.00% - 2033                                297,382       293,879
     #615278, 5.00% - 2033                                125,385       123,908
     II #2102, 8.00% - 2025                                 2,133         2,291
     II #3442, 5.00% - 2033                               251,534       248,151
     II #3458, 5.00% - 2033                                71,268        70,295
     II #3490, 6.50% - 2033                                22,107        23,031
     II #3513, 5.00% - 2034                                89,244        87,969
     II #3529, 5.00% - 2034                                22,701        22,376
     II #3500, 5.50% - 2034                               379,975       383,298
     II #3544, 5.50% - 2034                               200,600       202,354
     II #3517, 6.00% - 2034                                68,479        70,297
     II #3612, 6.50% - 2034                                41,194        42,912
                                                                     ----------
                                                                      1,807,300
                                                                     ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                         PRINCIPAL       MARKET
                                                          AMOUNT          VALUE
MORTGAGE BACKED SECURITIES (CONTINUED)
TOTAL MORTGAGE BACKED SECURITIES
     (cost $7,749,696)                                                 $ 7,697,107
                                                                       -----------

U.S. SPONSORED AGENCY BONDS & NOTES - 1.7%
Federal Home Loan Bank,
     2.77% - 2005                                       $   195,000        193,981
     5.75% - 2012                                            10,000         10,685

Federal Home Loan Mortgage Corporation,
     2.75% - 2008                                           145,000        139,287

Federal National Mortgage Association:
     3.25% - 2008                                           690,000        667,404
     3.375% - 2008                                          185,000        178,884
     7.125% - 2010                                          105,000        117,290
     6.00% - 2011                                           112,000        119,909
     4.375% - 2012                                          105,000        102,530
                                                                       -----------

TOTAL U.S. SPONSORED AGENCY BONDS & NOTES
     (cost $1,541,348)                                                   1,529,970
                                                                       -----------

U.S. GOVERNMENT SECURITIES - 7.7%
U.S. Treasury Bonds:
     4.00% - 2009                                           525,000        522,805
     3.50% - 2010                                            35,000         33,970
     4.25% - 2013                                           395,000        388,905
     8.50% - 2020                                           335,000        466,134
     6.25% - 2023                                           210,000        244,511
     6.00% - 2026                                           120,000        137,273
     5.50% - 2028                                           325,000        353,057
     6.25% - 2030                                            25,000         30,037
     5.375% - 2031                                           50,000         54,494

U.S. Treasury Notes:
     1.875% - 2005                                          235,000        232,907
     6.50% - 2005                                           735,000        744,532
     1.50% - 2006                                            10,000          9,811
     3.50% - 2006                                           325,000        323,984
     3.00% - 2007                                           400,000        391,312
     3.25% - 2007                                           635,000        626,442
     5.75% - 2010                                           915,000        981,905
     5.00% - 2011                                         1,035,000      1,075,268

Treasury Inflation Index,
     2.00% - 2014                                           141,594        144,628
     2.375% - 2025                                          227,078        244,253
                                                                       -----------

TOTAL U.S. GOVERNMENT SECURITIES
     (cost $7,043,376)                                                   7,006,228
                                                                       -----------

ASSET BACKED SECURITIES - 2.8%
AUTO - 0.2%
Capital Auto Receivables Asset Trust,
     2002-2 CTFS, 4.18% - 2007                               29,473         29,542
Chase Manhattan Auto Owner Trust,
     2003-A A4, 2.06% - 2009                                 70,000         67,701
Harley-Davidson Motorcycle Trust,
     2001-1 B, 5.29% - 2009                                  17,442         17,523

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                PRINCIPAL        MARKET
                                                                  AMOUNT          VALUE
ASSET BACKED SECURITIES (CONTINUED)
AUTO (CONTINUED)
Hyundai Auto Receivables Trust:
     2003-A A4, 3.02% - 2010                                  $      40,000   $     39,078
     2003-A D, 4.06% - 2010                                          20,000         19,951
Morgan Stanley Auto Loan Trust,
     2004-HB1 C, 2.88% - 2011                                        20,669         20,466
                                                                              ------------
                                                                                   194,261
                                                                              ------------

CREDIT CARDS - 0.5%
Citibank Credit Card Issuance Trust:
     2000-A1 A1, 6.90% - 2007                                        50,000         50,892
     2001-C1 C1, 3.74% - 2010(3)                                     55,000         56,124
     2004-C1 C1, 3.46% - 2013(3)                                    125,000        126,505
MBNA Credit Card Master Trust,
     2000-D C, 8.40% - 2009(1)                                      100,000        107,649
World Financial Network Credit Card Master Trust,
     2003-A A2, 3.18% - 2012(3)                                     100,000        100,541
                                                                              ------------
                                                                                   441,711
                                                                              ------------

HOME EQUITY LOANS - 1.9%
Bank of America Commercial Mortgage, Inc.:
     2004-A 2A2, 4.184% - 2034(3)                                    87,605         86,239
     2004-D 2A2, 4.230% - 2034(3)                                     6,134          6,049
     2003-L 2A2, 4.347% - 2034(3)                                   149,204        147,400
     2004-H, 2A2, 4.817% - 2034(3)                                   41,526         41,426
     2004-I, 3A2, 5.008% - 2034(3)                                   43,194         42,980
     2003-1 A2, 4.648% - 2036                                        75,000         73,664
     2004-6 A1, 3.801% - 2042                                        19,211         18,969
BankBoston Home Equity Loan Trust,
     1998-1 A6, 6.35% - 2013                                         61,255         62,181
Bear Stearns Commercial Mortgage Securities, Inc.,
     2004-PWR6 A1, 3.688% - 2041                                     16,083         15,923
Chase Funding Mortgage Loan,
     2002-2 1M1, 5.599% - 2031                                       20,000         20,187
Citigroup Commercial Mortgage Trust,
     2004-C2 A1, 3.787% - 2041                                       14,448         14,260
Countrywide Asset-Backed Certificates,
     2003-5 AF3, 3.613% - 2030                                       75,000         74,671
DLJ Commercial Mortgage Corporation,
     1999-CG2 A1B, 7.30% - 2032                                      75,000         82,277
GE Capital Commercial Mortgage Corporation,
     2001-1 A2, 6.531% - 2033                                       100,000        108,656
GMAC Commercial Mortgage Securities, Inc.,
     2001-C2 A2, 6.70% - 2034                                       125,000        136,904
Greenwich Capital Commercial Funding Corporation,
     2004-GG1 A2, 3.835% - 2036                                      85,000         84,060
JP Morgan Chase Commercial Mortgage Securities Corporation:
     2001-CIBC A3, 6.26% - 2033                                     105,000        112,689
     2001-CIB2 A2, 6.244% - 2035                                     75,000         78,601
LB-UBS Commercial Mortgage Trust:
     2004-C2 A2, 3.246% - 2029                                      125,000        119,239
     2004-C4 A2, 4.567% - 2029                                       75,000         74,903
     2005-C1 A4, 4.742% - 2030                                       75,000         72,972
Morgan Stanley Dean Witter Capital,
     2002-TOP7 A2, 5.98% - 2039                                     200,000        212,323
Wachovia Bank Commercial Mortgage Trust,
     2005-C16 A4, 4.847% - 2041                                      25,000         24,502
Washington Mutual, 2004-AR1 A, 4.229% - 2034                         45,618         45,123
                                                                              ------------
                                                                                 1,756,198
                                                                              ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                  NUMBER         MARKET
                                                                OF SHARES         VALUE
ASSET BACKED SECURITIES (CONTINUED)
OTHER - 0.2%
Peco Energy Transition Trust,
     2001-A A1, 6.52% - 2010                                  $     100,000   $    108,496
Reliant Energy Transition Bond Company, LLC,
     2001-1 A4, 5.63% - 2015                                  $      75,000         78,094
                                                                              ------------
                                                                                   186,590
                                                                              ------------

TOTAL ASSET BACKED SECURITIES
     (cost $2,606,509)                                                           2,578,760
                                                                              ------------

SHORT TERM INVESTMENTS - 1.9%
State Street GA Money Market Fund                                   111,896        111,897
T. Rowe Price Reserve Investment Fund                             1,637,330      1,637,330
                                                                              ------------

TOTAL SHORT TERM INVESTMENTS
     (cost $1,749,226)                                                           1,749,227
                                                                              ------------

TOTAL INVESTMENTS - 100.2%
     (cost $83,458,408)                                                         91,543,159
LIABILITIES, LESS CASH AND OTHER ASSETS - (0.2%)                                  (221,149)
                                                                              ------------
TOTAL NET ASSETS - 100.0%                                                     $ 91,322,010
                                                                              ============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $84,233,944. For federal income tax purposes, the net unrealized appreciation on investments amounted to $7,309,215 which consisted of $10,020,276 of aggregate gross unrealized appreciation, and $2,711,061 of aggregate gross unrealized depreciation.

*Non-income producing security

**Passive Foreign Investment Company

ADR ( American Depositary Receipt)

LP (Limited Partnership)

plc (public limited company)

(1) Security is a 144A series. The total market value of 144A securities is $1,597,541 (cost $1,578,916), or 1.7% of total net assets. These securities are also deemed to be illiquid.

(2) Security is a step bond. Rate indicated is rate effective at March 31, 2005.

(3) Variable rate security. Rate indicated is rate effective at March 31, 2005.

(4) Securities represent a "when issued" investment.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts ot $0, or 0.0% or net assets.

(6) Security is in default due to bankruptcy.

(7) Interest only security.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                       SERIES N (MANAGED ASSET ALLOCATION)

duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                            PRINCIPAL
                                            AMOUNT OR
                                            NUMBER OF        MARKET
                                             SHARES           VALUE
CONVERTIBLE BOND - 0.4%
COMMUNICATIONS - 0.4%
Lucent Technologies, Inc., 8.00% - 2031    $   895,000    $    925,206
                                                          ------------

TOTAL CONVERTIBLE BOND
     (cost $650,321)                                           925,206
                                                          ------------

PREFERRED STOCK - 0.2%
LIFE & HEALTH INSURANCE - 0.2%
UnumProvident Corporation                       20,500         591,937
                                                          ------------

TOTAL PREFERRED STOCK -
     (cost $512,500)                                           591,937
                                                          ------------

COMMON STOCKS - 93.4%
AEROSPACE & DEFENSE - 4.3%
Honeywell International, Inc.                   95,400       3,549,834
Lockheed Martin Corporation                     39,800       2,430,188
Raytheon Company                                56,400       2,182,680
Rockwell Colllins, Inc.                         48,600       2,312,874
                                                          ------------
                                                            10,475,576
                                                          ------------

ALUMINUM - 0.7%
Alcoa, Inc.                                     59,400       1,805,166
                                                          ------------

ASSET MANAGEMENT & CUSTODY BANKS - 2.0%
Janus Capital Group, Inc.                       21,600         301,320
Mellon Financial Corporation                    75,000       2,140,500
Northern Trust Corporation                      17,300         751,512
State Street Corporation                        38,400       1,678,848
                                                          ------------
                                                             4,872,180
                                                          ------------

AUTOMOBILE MANUFACTURERS - 0.2%
General Motors Corporation                      16,100         473,179
                                                          ------------

BIOTECHNOLOGY - 0.6%
MedImmune, Inc.*                                58,500       1,392,885
                                                          ------------

BREWERS - 1.2%
Anheuser-Busch Companies, Inc.                  60,700       2,876,573
                                                          ------------

BROADCASTING & CABLE TV - 1.3%
Comcast Corporation*                            94,692       3,198,696
                                                          ------------

COMMUNICATIONS EQUIPMENT - 1.4%
Lucent Technologies, Inc.*                     145,100         399,025
Motorola, Inc.                                 104,600       1,565,862
Nokia Oyj ADR                                   99,700       1,538,371
                                                          ------------
                                                             3,503,258
                                                          ------------

COMPUTER & ELECTRONICS RETAIL - 0.2%
RadioShack Corporation                          22,300         546,350
                                                          ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                             NUMBER OF       MARKET
                                              SHARES          VALUE
COMMON STOCKS (CONTINUED)
COMPUTER HARDWARE - 1.2%

Hewlett-Packard Company                         137,499   $  3,016,728
                                                          ------------

CONSTRUCTION MATERIALS - 0.5%
Vulcan Materials Company                         20,100      1,142,283
                                                          ------------

CONSUMER FINANCE - 0.5%
American Express Company                         25,600      1,315,072
                                                          ------------

DEPARTMENT STORES - 0.6%
May Department Stores Company                    39,350      1,456,737
                                                          ------------

DISTRIBUTORS - 0.8%
Genuine Parts Company                            44,900      1,952,701
                                                          ------------

DIVERSIFIED BANKS - 1.8%
Bank of America Corporation                      73,488      3,240,821
Wells Fargo & Company                            18,600      1,112,280
                                                          ------------
                                                             4,353,101
                                                          ------------

DIVERSIFIED CHEMICALS - 2.1%
Dow Chemical Company                             46,800      2,332,980
E.I. du Pont de Nemours & Company                40,600      2,080,344
Hercules, Inc.*                                  54,700        792,056
                                                          ------------
                                                             5,205,380
                                                          ------------

DIVERSIFIED COMMERCIAL SERVICES - 0.4%
Cendant Corporation                              47,500        975,650
                                                          ------------

ELECTRIC UTILITIES - 1.9%
FirstEnergy Corporation                          32,757      1,374,156
Progress Energy, Inc.                            36,700      1,539,565
Teco Energy, Inc.                                24,300        381,024
Xcel Energy, Inc.                                73,600      1,264,448
                                                          ------------
                                                             4,559,193
                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
Cooper Industries, Ltd.                          29,888      2,137,590
Emerson Electric Company                         16,300      1,058,359
Rockwell Automation, Inc.                        23,000      1,302,720
                                                          ------------
                                                             4,498,669
                                                          ------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc.*                      13,700        304,140
                                                          ------------

ENVIRONMENTAL SERVICES - 0.8%
Waste Management, Inc.                           69,922      2,017,250
                                                          ------------

GAS UTILITIES - 1.0%
NiSource, Inc.                                  104,300      2,376,997
                                                          ------------

HEALTH CARE DISTRIBUTORS - 0.3%
Cardinal Health, Inc.                            12,800        714,240
                                                          ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                NUMBER OF      MARKET
                                                 SHARES         VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT - 1.3%
Baxter International, Inc.                         56,700   $  1,926,666
Boston Scientific Corporation*                     40,400      1,183,316
                                                            ------------
                                                               3,109,982
                                                            ------------

HOME IMPROVEMENT RETAIL - 0.7%
Home Depot, Inc.                                   43,200      1,651,968
                                                            ------------

HOTELS, RESORTS & CRUISE LINES - 0.7%
Hilton Hotels Corporation                          34,200        764,370
Starwood Hotels & Resorts Worldwide, Inc.          16,049        963,421
                                                            ------------
                                                               1,727,791
                                                            ------------

HOUSEHOLD APPLIANCES - 0.4%
Whirlpool Corporation                              12,900        873,717
                                                            ------------

HOUSEHOLD PRODUCTS - 2.4%
Clorox Company                                     12,900        812,571
Colgate-Palmolive Company                          56,000      2,921,520
Kimberly-Clark Corporation                         30,800      2,024,484
                                                            ------------
                                                               5,758,575
                                                            ------------

HOUSEWARES & SPECIALTIES - 1.7%
Fortune Brands, Inc.                               25,500      2,056,065
Newell Rubbermaid, Inc.                           100,300      2,200,582
                                                            ------------
                                                               4,256,647
                                                            ------------

INDUSTRIAL CONGLOMERATES - 1.9%
General Electric Company                          130,700      4,713,042
                                                            ------------

INDUSTRIAL MACHINERY - 0.6%
Pall Corporation                                   58,400      1,583,808
                                                            ------------

INSURANCE BROKERS - 1.5%
Marsh & McLennan Companies, Inc.                  119,700      3,641,274
                                                            ------------

INTEGRATED OIL & GAS - 7.6%
Amerada Hess Corporation                           30,000      2,886,300
BP plc ADR                                         39,184      2,445,082
ChevronTexaco Corporation                          78,432      4,573,370
Exxon Mobil Corporation                            83,768      4,992,573
Royal Dutch Petroleum Company                      61,600      3,698,464
                                                            ------------
                                                              18,595,789
                                                            ------------

INTEGRATED TELECOMMUNICATION SERVICES - 5.4%
AT&T Corporation                                   79,610      1,492,687
Alltel Corporation                                 40,900      2,243,365
Qwest Communications International, Inc.*         418,701      1,549,194
SBC Communications, Inc.                           83,352      1,974,609
Sprint Corporation                                112,000      2,548,000
Telus Corporation - Non Voting Shares              15,600        480,636
Telus Corporation - Voting Shares                  10,600        340,731
Verizon Communications, Inc.                       69,336      2,461,428
                                                            ------------
                                                              13,090,650
                                                            ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                NUMBER OF      MARKET
                                                 SHARES         VALUE
COMMON STOCKS (CONTINUED)
INVESTMENT BANKING & BROKERAGE - 2.0%
Charles Schwab Corporation                        209,500   $  2,201,845
Morgan Stanley                                     46,800      2,679,300
                                                            ------------
                                                               4,881,145
                                                            ------------

LEISURE PRODUCTS - 1.2%
Mattel, Inc.                                      133,000      2,839,550
                                                            ------------

LIFE & HEALTH INSURANCE - 1.4%
Lincoln National Corporation                       39,324      1,775,085
UnumProvident Corporation                          94,900      1,615,198
                                                            ------------
                                                               3,390,283
                                                            ------------

MOVIES & ENTERTAINMENT - 3.7%
Time Warner, Inc.*                                159,600      2,800,980
Viacom, Inc. (Cl.B)                               101,100      3,521,313
Walt Disney Company                                91,400      2,625,922
                                                            ------------

                                                               8,948,215
                                                            ------------

MULTI-LINE INSURANCE - 0.5%
American International Group, Inc.                 21,700      1,202,397
                                                            ------------

MULTI-UTILITIES & UNREGULATED POWER - 1.9%
Constellation Energy Group                         35,600      1,840,520
Duke Energy Corporation                            99,600      2,789,796
                                                            ------------
                                                               4,630,316
                                                            ------------

OIL & GAS EQUIPMENT & SERVICES - 0.5%
Schlumberger, Ltd.                                 16,800      1,184,064
                                                            ------------

OIL & GAS EXPLORATION & PRODUCTION - 0.7%
Anadarko Petroleum Corporation                     22,500      1,712,250
Unocal Corporation                                  1,300         80,197
                                                            ------------
                                                               1,792,447
                                                            ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 2.5%
Citigroup, Inc.                                    31,433      1,412,599
JP Morgan Chase & Company                         131,862      4,562,425
                                                            ------------
                                                               5,975,024
                                                            ------------

PACKAGED FOODS & MEATS - 1.8%
Campbell Soup Company                              64,100      1,860,182
ConAgra Foods, Inc.                                28,800        778,176
General Mills, Inc.                                36,600      1,798,890
                                                            ------------
                                                               4,437,248
                                                            ------------

PAPER PRODUCTS - 1.7%
International Paper Company                        77,320      2,844,603
MeadWestvaco Corporation                           42,300      1,345,986
                                                            ------------
                                                               4,190,589
                                                            ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                NUMBER OF     MARKET
                                                 SHARES        VALUE
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS - 6.6%
Abbott Laboratories                                36,300   $  1,692,306
Bristol-Myers Squibb Company                      122,600      3,121,396
Johnson & Johnson                                  50,200      3,371,432
Merck & Company, Inc.                             113,600      3,677,232
Schering-Plough Corporation                        85,100      1,544,565
Wyeth                                              65,800      2,775,444
                                                            ------------
                                                              16,182,375
                                                            ------------

PHOTOGRAPHIC PRODUCTS - 1.0%
Eastman Kodak Company                              73,500      2,392,425
                                                            ------------

PROPERTY & CASUALTY INSURANCE - 2.7%
Chubb Corporation                                  21,100      1,672,597
Safeco Corporation                                 38,600      1,880,206
St. Paul Travelers Companies, Inc.                 57,484      2,111,387
XL Capital, Ltd.                                   11,800        853,966
                                                            ------------
                                                               6,518,156
                                                            ------------

PUBLISHING - 3.2%
Dow Jones & Company, Inc.                          58,800      2,197,356
Gannett Company, Inc.                              14,500      1,146,660
Knight-Ridder, Inc.                                20,500      1,378,625
New York Times Company                             83,100      3,039,798
                                                            ------------
                                                               7,762,439
                                                            ------------

RAILROADS - 2.1%
Norfolk Southern Corporation                       46,600      1,726,530
Union Pacific Corporation                          47,200      3,289,840
                                                            ------------
                                                               5,016,370
                                                            ------------

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Simon Property Group, Inc.                         16,336        989,635
                                                            ------------

REGIONAL BANKS - 1.9%
AmSouth Bancorporation                              6,200        160,890
Mercantile Bankshares Corporation                  18,500        940,910
National City Corporation                          27,300        914,550
SunTrust Banks, Inc.                               28,600      2,061,202
Wilmington Trust Corporation                       15,100        530,010
                                                            ------------
                                                               4,607,562
                                                            ------------

RESTAURANTS - 0.7%
McDonald's Corporation                             53,000      1,650,420
                                                            ------------

SEMICONDUCTORS - 1.9%
Analog Devices, Inc.                               40,700      1,470,898
Intel Corporation                                  45,500      1,056,965
Texas Instruments, Inc.                            79,700      2,031,553
                                                            ------------
                                                               4,559,416
                                                            ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

                                                  NUMBER OF       MARKET
                                                   SHARES          VALUE
COMMON STOCKS (CONTINUED)
SOFT DRINKS - 1.4%

Coca-Cola Company                                      74,800   $  3,116,916
Coca-Cola Enterprises, Inc.                             9,400        192,888
                                                                ------------
                                                                   3,309,804
                                                                ------------

SPECIALTY CHEMICALS  - 0.9%
Great Lakes Chemical Corporation                       32,200      1,034,264
International Flavors & Fragrances, Inc.               27,500      1,086,250
                                                                ------------
                                                                   2,120,514
                                                                ------------

SYSTEMS SOFTWARE - 1.0%
Microsoft Corporation                                  96,300      2,327,571
                                                                ------------

THRIFTS & MORTGAGE FINANCE - 0.6%
Fannie Mae                                             25,700      1,399,365
                                                                ------------

TOBACCO - 1.2%
Altria Group, Inc.                                     19,800      1,294,722
UST, Inc.                                              29,400      1,519,980
                                                                ------------
                                                                   2,814,702
                                                                ------------

TOTAL COMMON STOCKS
     (cost $201,737,129)                                         227,157,279
                                                                ------------

FOREIGN STOCKS - 1.6%
IRELAND - 0.4%
Bank of Ireland                                        63,500      1,002,697
                                                                ------------

JAPAN - 0.6%
Sony Corporation                                       35,400      1,409,990
                                                                ------------

NETHERLANDS - 0.6%
Unilever N.V.                                          20,000      1,361,250
                                                                ------------

TOTAL FOREIGN STOCKS
     (cost $3,311,698)                                             3,773,937
                                                                ------------

TEMPORARY CASH INVESTMENTS - 4.5%
State Street General Account

     Money Market Fund                                240,578        240,578
T. Rowe Price Reserve
     Investment Fund                               10,720,068     10,720,068
                                                                ------------

TOTAL TEMPORARY CASH INVESTMENTS                   11,394,646
     (cost $10,960,646)                                           10,960,646
                                                                ------------
TOTAL INVESTMENTS - 100.1%
     (cost $217,172,294)                                         243,409,005
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                      (218,386)
                                                                ------------
TOTAL NET ASSETS - 100.0%                                       $243,190,619
                                                                ============

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $219,089,149. For federal income tax purposes, the net unrealized appreciation on investments amounted to $24,319,856, which consisted of $37,827,846 of aggregate gross unrealized appreciation and $13,507,990 of aggregate gross unrealized depreciation.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES O (EQUITY INCOME)

ADR (American Depositary Receipt)
plc (public limited company)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                             PRINCIPAL
                                                             AMOUNT OR
                                                              NUMBER       MARKET
                                                             OF SHARES     VALUE
CONVERTIBLE BONDS - 5.3%
AIRLINES - 0.8%
Continental Airlines, Inc., 4.50% - 2007                     $ 675,000   $  559,406
                                                                         ----------

AUTOMOTIVE - 1.0%
Sonic Automotive, Inc., 5.25% - 2009                         $ 650,000      645,938
                                                                         ----------

CONSTRUCTION MACHINERY - 1.4%
United Rentals, Inc., 1.875% - 2023                          $ 925,000      911,125
                                                                         ----------

MEDIA-CABLE - 1.0%
Mediacom Communications Corporation, 5.25% - 2006            $ 675,000      663,187
                                                                         ----------

TELECOMMUNICATIONS-WIRELESS - 1.1%
Nextel Communications, Inc., 5.25% - 2010                    $ 750,000      768,750
                                                                         ----------

TOTAL CONVERTIBLE BONDS
     (cost $3,355,226)                                                    3,548,406
                                                                         ----------

PREFERRED STOCKS - 0.5%
PUBLISHING - 0.5%
Primedia, Inc. (Cl.D)                                            3,080      313,390
                                                                         ----------

STEEL - 0.0%
Weirton Steel Corporation (Cl.C)(3)                                315            -
                                                                         ----------

TOTAL PREFERRED STOCKS
     (cost $193,744)                                                        313,390
                                                                         ----------

COMMON STOCKS - 1.7%
AIRLINES - 0.0%
ACE Aviation Holdings, Inc.*                                       704       22,054
                                                                         ----------

BROADCASTING & CABLE TV - 0.0%
Classic Holdco, LLC*(3)                                             79            -
                                                                         ----------

ELECTRONIC MANUFACTURING SERVICES - 0.0%
Viasystems Group, Inc.*(3)                                       1,207            -
                                                                         ----------

HEALTH CARE EQUIPMENT - 0.0%
Mediq, Inc.*(3)                                                     92            -
                                                                         ----------

HEALTH CARE FACILITIES - 0.3%
Service Corporation International*                              25,000      187,000
                                                                         ----------

HOUSEHOLD PRODUCTS - 0.0%
WKI Holding Company, Inc.*(3)                                      202            -
                                                                         ----------

INTEGRATED TELECOMMUNICATION SERVICES - 0.0%
Telewest Global, Inc.*                                           1,902       33,837
                                                                         ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                             PRINCIPAL
                                                             AMOUNT OR
                                                              NUMBER       MARKET
                                                             OF SHARES     VALUE
COMMON STOCKS (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Bimini Mortgage Management, Inc.                                30,450   $  421,732
HomeBanc Corporation                                            55,700      492,388
                                                                         ----------
                                                                            914,120
                                                                         ----------

TOTAL COMMON STOCKS
    (cost $1,268,349)                                                     1,157,011
                                                                         ----------

FOREIGN BONDS - 0.1%
TUNISIA - 0.1%
Banque Centrale de Tunisia, 7.375% - 2012                    $  80,000       88,600
                                                                         ----------

TOTAL FOREIGN BOND
    (cost $78,996)                                                           88,600
                                                                         ----------

FOREIGN GOVERNMENT BONDS - 1.7%
BULGARIA - 0.2%
Bulgaria FLIRB, 3.75% - 2012(1)                              $ 100,000      100,450
                                                                         ----------

CHILE - 0.2%
Republic of Chile:
    5.625% - 2007                                            $ 100,000      102,530
    7.125% - 2012                                            $  25,000       27,925
                                                                         ----------
                                                                            130,455
                                                                         ----------

MEXICO - 0.5%
United Mexican States:
    8.375% - 2011                                            $  85,000       96,730
    7.50% - 2012                                             $ 200,000      220,800
                                                                         ----------
                                                                            317,530
                                                                         ----------

PERU - 0.2%
Republic of Peru, 5.00% - 2017(2)                            $ 113,850      104,173
                                                                         ----------

PHILIPPINES - 0.0%
Republic of Philippines, 8.375% - 2009                       $  30,000       31,575
                                                                         ----------

RUSSIA - 0.4%
Russia Finance Ministry, 3.00% - 2011                        $  80,000       66,952
Russian Federation:
    8.75% - 2005                                             $  40,000       40,604
    10.00% - 2007                                            $ 100,000      109,980
    8.25% - 2010(5)                                          $  36,500       39,329
                                                                         ----------
                                                                            256,865
                                                                         ----------

SOUTH AFRICA - 0.2%
Republic of South Africa:
    9.125% - 2009                                            $  95,000      108,181
    7.375% - 2012                                            $  35,000       38,500
                                                                         ----------
                                                                            146,681
                                                                         ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                             PRINCIPAL     MARKET
                                                              AMOUNT       VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
UKRAINE - 0.0%
Ukraine Government, 11.00% - 2007                           $   28,001   $   30,045
                                                                         ----------

TOTAL FOREIGN BONDS
     (cost $988,093)                                                      1,117,774
                                                                         ----------

CORPORATE BONDS - 84.8%
AEROSPACE & DEFENSE - 2.6%
Esterline Technologies Corporation, 7.75% - 2013               610,000      634,400
Sequa Corporation:
    8.875% - 2008                                              280,000      294,000
    9.00% - 2009                                               200,000      214,000
Vought Aircraft Industries, Inc., 8.00% - 2011                 600,000      591,000
                                                                         ----------
                                                                          1,733,400
                                                                         ----------

AIRLINES - 3.0%
AMR Commercial Lines LLC, 9.50% - 2015(5)                      225,000      232,312
Atlas Air, Inc., 9.375% - 2006(3,4)                             30,000            -
Delta Air Lines, Inc.:
    7.70% - 2005                                             1,620,000    1,312,200
    7.90% - 2009                                                75,000       28,875
Northwest Airlines, Inc., 9.875% - 2007                         10,000        7,450
Pegasus Aviation Lease Securitization, 8.42% - 2030(3,4)       489,231            -
United Air Lines, Inc., 7.73% - 2010                           499,745      460,139
                                                                         ----------
                                                                          2,040,976
                                                                         ----------

AUTOMOTIVE - 1.9%
Allied Holdings, Inc., 8.625% - 2007                           655,000      491,250
Dura Operating Corporation, 8.625% - 2012                       10,000        9,225
Group 1 Automotive, Inc., 8.25% - 2013                         400,000      404,000
TRW Automotive, Inc., 9.375% - 2013                            312,000      335,400
                                                                         ----------
                                                                          1,239,875
                                                                         ----------

BANKING - 0.7%
E*Trade Financial Corporation, 8.00% - 2011                    300,000      309,000
FCB/NC Capital Trust I, 8.05% - 2028                            75,000       76,849
Popular North America, Inc., 6.125% - 2006                      60,000       61,622
Western Financial Bank, 9.625% - 2012                            5,000        5,550
                                                                         ----------
                                                                            453,021
                                                                         ----------

BUILDING MATERIALS - 2.5%
Building Materials Corporation:
    8.00% - 2007                                               550,000      563,750
    8.00% - 2008                                               825,000      843,562
Nortek, Inc., 8.50% - 2014                                     300,000      289,500
                                                                         ----------
                                                                          1,696,812
                                                                         ----------

CHEMICALS - 1.3%
Borden Chemicals & Plastics, 9.50% - 2005(3,4)                  20,000            -
IMC Global, Inc., 11.25% - 2011                                  5,000        5,575
ISP Holdings, Inc., 10.625% - 2009                             800,000      856,000

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                             PRINCIPAL     MARKET
                                                              AMOUNT       VALUE
CORPORATE BONDS (CONTINUED)
CHEMICALS (CONTINUED)
Methanex Corporation, 8.75% - 2012                          $    5,000   $    5,775
Royster-Clark, Inc., 10.25% - 2009                              15,000       15,300
                                                                         ----------
                                                                            882,650
                                                                         ----------

CONSTRUCTION MACHINERY - 3.4%
Case Corporation, 7.25% - 2005                                  30,000       30,150
Case New Holland, Inc., 9.25% - 2011(5)                        650,000      692,250
NMHG Holding Company, 10.00% - 2009                              5,000        5,388

Navistar International Corporation:
     9.375% - 2006                                              45,000       46,913
     6.25% - 2012(5)                                           125,000      118,750
Shaw Group, Inc., 10.75% - 2010                              1,300,000    1,410,500
                                                                         ----------
                                                                          2,303,951
                                                                         ----------

CONSUMER PRODUCTS - 1.2%
Ames True Temper, Inc., 6.64% - 2012(1, 5)                     100,000       94,000
Del Laboratories, Inc., 8.00% - 2012(5)                        575,000      552,000
Hasbro, Inc., 6.15% - 2008                                      56,000       58,806
Icon Health & Fitness, 11.25% - 2012                            25,000       17,500
WH Holdings/ WH Capital, 9.50% - 2011                           60,000       64,800
                                                                         ----------
                                                                            787,106
                                                                         ----------

DIVERSIFIED MANUFACTURING - 1.3%
Bombardier, Inc., 6.75% - 2012(5)                              950,000      843,125
Numatics, Inc., 9.625% - 2008                                   50,000       45,500
                                                                         ----------
                                                                            888,625
                                                                         ----------

ELECTRIC - 4.4%
AES Corporation, 9.50% - 2009                                  750,000      820,312
Avista Corporation, 9.75% - 2008                                50,000       56,961
CMS Energy Corporation:
     9.875% - 2007                                              10,000       10,850
     7.50% - 2009                                              610,000      628,300
Calpine Corporation, 8.625% - 2010                              85,000       59,287
East Coast Power LLC:
     6.737% - 2008                                              42,776       43,509
     7.066% - 2012                                              84,520       88,316
Edison Mission Energy, 10.00% - 2008                           550,000      611,187
Reliant Energy, Inc., 6.75% - 2014                             575,000      536,188
UCAR Finance, Inc., 10.25% - 2012                               15,000       16,050
Western Resources, Inc., 7.125% - 2009                          90,000       97,249
                                                                         ----------
                                                                          2,968,209
                                                                         ----------

ENERGY - INDEPENDENT - 3.5%
El Paso Production Holding Company, 7.75% - 2013               250,000      253,125
Energy Corporation of America, 9.50% - 2007                     52,000       50,180
Forest Oil Corporation, 8.00% - 2008                            15,000       15,937
Houston Exploration, 7.00% - 2013                              450,000      456,750
Magnum Hunter Resources, Inc., 9.60% - 2012                    793,000      888,160
Plains E&P Company, 8.75% - 2012                                40,000       43,600

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                             PRINCIPAL     MARKET
                                                              AMOUNT       VALUE
CORPORATE BONDS (CONTINUED)
ENERGY - INDEPENDENT (CONTINUED)
Range Resources Corporation, 7.375% - 2013                  $   75,000   $   76,500
TransMontaigne, Inc., 9.125% - 2010                            500,000      530,000
                                                                         ----------
                                                                          2,314,252
                                                                         ----------

ENERGY - INTEGRATED - 1.4%
Petrobras International Finance Company:
     9.00% - 2008(2)                                           425,000      491,938
     9.125% - 2013                                             425,000      456,875
                                                                         ----------
                                                                            948,813
                                                                         ----------

ENTERTAINMENT - 2.3%
Blockbuster, Inc., 9.00% - 2012(5)                             300,000      291,000
Cinemark USA, Inc., 9.00% - 2013                               400,000      434,000
Marquee Holdings, Inc., 0.00% - 2014(2, 5)                   1,250,000      831,250
                                                                         ----------
                                                                          1,556,250
                                                                         ----------

ENVIRONMENTAL - 1.7%
Allied Waste North America:
     8.50% - 2008                                               20,000       20,500
     8.875% - 2008                                             385,000      397,994
     7.25% - 2015(5)                                           300,000      285,000
Casella Waste Systems, Inc., 9.75% - 2013                      400,000      440,000
                                                                         ----------
                                                                          1,143,494
                                                                         ----------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.6%
American Real Estate Partners, 7.125% - 2013(5)                400,000      392,000
                                                                         ----------

FOOD & BEVERAGE - 3.7%
Bear Creek Corporation, 9.00% - 2013(5)                        250,000      247,500
Canandaigua Brands, Inc., 8.625% - 2006                        200,000      209,000
Dean Foods Company, 8.15% - 2007                               350,000      369,250
Dole Foods Company, Inc.:
     7.25% - 2010                                              400,000      404,000
     8.875% - 2011                                             200,000      215,000
Land O' Lakes, Inc., 8.75% - 2011                            1,025,000    1,022,437
                                                                         ----------
                                                                          2,467,187
                                                                         ----------
GAMING - 2.9%
American Casino & Entertainment, 7.85% - 2012                  300,000      311,250
MGM Mirage, Inc.
     8.50% - 2010                                               15,000       16,425
     8.375% - 2011                                              55,000       59,400
     6.75% - 2012                                              625,000      629,688
Mandalay Resort Group:
     10.25% - 2007                                              45,000       48,938
     6.50% - 2009                                              300,000      303,000
Park Place Entertainment, 7.875% - 2005                        300,000      306,375
Station Casinos, Inc., 6.00% - 2012                            300,000      297,750
                                                                         ----------
                                                                          1,972,826
                                                                         ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                            PRINCIPAL      MARKET
                                                             AMOUNT        VALUE
CORPORATE BONDS (CONTINUED)
HEALTH CARE - 3.3%
Coventry Health Care, Inc., 6.125% - 2015(5)                $ 575,000    $  574,281
Fisher Scientific International, Inc., 8.00% - 2013           500,000       543,750
HCA, Inc., 6.375% - 2015                                      300,000       297,793
Healthsouth Corporation, 8.50% - 2008                         775,000       771,125
Johnsondiversey, Inc., 9.625% - 2012                            5,000         5,375
Radiologix, Inc., 10.50% - 2008                                45,000        47,925
                                                                         ----------
                                                                          2,240,249
                                                                         ----------

HOME CONSTRUCTION - 0.1%
KB Home, 9.50% - 2011                                          35,000        37,068
                                                                         ----------

INDUSTRIAL - OTHER - 3.7%
Anixter International, Inc., 5.95% - 2015                     250,000       246,933
Coleman Cable, Inc., 9.875% - 2012(5)                         150,000       153,000
Corrections Corporation of America, 7.50% - 2011              200,000       202,500
Iron Mountain, Inc.:
     8.25% - 2011                                             800,000       808,000
     7.75% - 2015                                             475,000       469,062
Usec, Inc., 6.625% - 2006                                     600,000       604,500
                                                                         ----------
                                                                          2,483,995
                                                                         ----------

INSURANCE - LIFE - 0.4%
Genamerica Capital, Inc., 8.525% - 2027(5)                    175,000       192,893
Torchmark Corporation, 6.25% - 2006                            75,000        77,536
                                                                         ----------
                                                                            270,429
                                                                         ----------

INSURANCE - PROPERTY & CASUALTY - 0.5%
Fairfax Financial Holdings, 7.75% - 2012                      325,000       313,625
                                                                         ----------
LODGING - 1.8%
Starwood Hotels & Resorts, 7.375% - 2007(2)                   600,000       619,500
Sun International Hotels, 8.875% - 2011                       550,000       589,875
                                                                         ----------
                                                                          1,209,375
                                                                         ----------

MEDIA - CABLE - 2.9%
CSC Holdings, Inc.:
     7.25% - 2008                                             375,000       384,375
     8.125% - 2009                                             10,000        10,550
     8.125% - 2009                                             25,000        26,375
     6.75% - 2012(5)                                          325,000       322,562
Charter Communications Holdings, Inc., LLC:
     8.25% - 2007                                              25,000        24,062
     8.625% - 2009                                            400,000       309,000
     11.125% - 2011                                           300,000       242,250
Frontiervision Holdings, 11.875% - 20074(4)                    20,000        26,900
Jones Intercable, Inc., 7.625% - 2008                         200,000       214,369
Shaw Communications, Inc., 7.25% - 2011                       375,000       400,313
                                                                         ----------
                                                                          1,960,756
                                                                         ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                             PRINCIPAL     MARKET
                                                              AMOUNT       VALUE
CORPORATE BONDS (CONTINUED)
MEDIA - NONCABLE - 4.3%
Corus Entertainment, Inc., 8.75% - 2012                     $    30,000  $   32,175
EchoStar DBS Corporation, 9.125% - 2009                          10,000      10,700
Entravision Communications Corporation, 8.125% - 2009            10,000      10,425
Fisher Communications, Inc., 8.625% - 2014                      250,000     267,500
Intelsat, Ltd., 7.625% - 2012                                 1,875,000   1,631,250
RH Donnelley Finance Corporation:
     8.875% - 2010                                              550,000     599,500
     10.875% - 2012                                             125,000     144,063
Time Warner, Inc., 9.125% - 2013                                 30,000      37,068
USA Networks, Inc., 6.75% - 2005                                175,000     177,584
                                                                         ----------
                                                                          2,910,265
                                                                         ----------

METALS & MINING - 4.3%
AK Steel Corporation, 7.875% - 2009                           1,495,000   1,465,100
Arch Western Finance, 6.75% - 2013                              200,000     201,000
Asarco, Inc., 7.875% - 2013                                     200,000     173,500
Asia Aluminum Holdings, 8.00% - 2011(5)                         800,000     768,000
Bulong Operations, 12.50% - 2008(3, 4)                          185,000           -
National Steel Corporation, 9.875% - 2009(3, 4)                  17,515           -
Noble Group, Ltd., 6.625% - 2015(5)                             300,000     278,714
Steel Dynamics, Inc., 9.50% - 2009                                5,000       5,388
                                                                         ----------
                                                                          2,891,702
                                                                         ----------

OIL FIELD SERVICES - 4.5%
Key Energy Services, Inc., 8.375% - 2008                        800,000     831,000
Parker Drilling Company:
     10.125% - 2009                                             473,000     497,241
     7.66% - 2010(1)                                            675,000     698,625
Pemex Project Funding Master Trust:
     8.50% - 2008                                                30,000      32,610
     7.875% - 2009                                               35,000      37,835
     9.125% - 2010                                               40,000      46,200
Petroleum Geo-Services:
     8.00% - 2006                                               105,000     107,231
     10.00% - 2010                                              700,000     785,750
                                                                         ----------
                                                                          3,036,492
                                                                         ----------

PACKAGING - 2.3%
Ball Corporation, 6.875% - 2012                                 250,000     257,812
Owens-Brockway Glass Containers, 7.75% - 2011                   200,000     209,500
Owens-Illinois, Inc.:
     8.10% - 2007                                               575,000     595,125
     7.50% - 2010                                                30,000      30,900
Solo Cup Company, 8.50% - 2014                                  500,000     500,000
                                                                         ----------
                                                                          1,593,337
                                                                         ----------

PAPER - 1.9%
Appleton Papers, Inc., 8.125% - 2011                            300,000     309,750
Domtar, Inc., 8.75% - 2006                                      250,000     262,656
Longview Fibre Company, 10.00% - 2009                            10,000      10,750
Sino-Forest Corporation, 9.125% - 2011(5)                       625,000     663,281
                                                                         ----------
                                                                          1,246,437
                                                                         ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                             PRINCIPAL     MARKET
                                                              AMOUNT       VALUE
CORPORATE BONDS (CONTINUED)
PHARMACEUTICALS - 0.8%
AmerisourceBergen Corporation, 8.125% - 2008                $   300,000  $  321,750
Elan Financial Corporation, 7.75% - 2011(5)                     250,000     186,875
                                                                         ----------
                                                                            508,625
                                                                         ----------

PIPELINES - 1.5%
Sonat, Inc., 7.625% - 2011                                    1,050,000   1,036,875

REAL ESTATE INVESTMENT TRUSTS - 0.8%
iStar Financial, Inc., 7.00% - 2008                             500,000     529,781

REFINING - 0.7%
CITGO Petroleum Corporation, 6.00% - 2011                       150,000     148,125
Frontier Oil Corporation, 6.625% - 2011                         300,000     298,500
                                                                         ----------
                                                                            446,625
                                                                         ----------

RESTAURANTS - 0.5%
Tricon Global Restaurants, 8.50% - 2006                         290,000     302,674

RETAILERS - 0.1%
Ames Department Stores, Inc., 10.00% - 2006(3), (4)             300,000           -
JC Penney Company, Inc., 7.375% - 2008                           40,000      40,600
PCA Finance Corporation, 11.875% - 2009                          30,000      25,200
                                                                         ----------
                                                                             65,800
                                                                         ----------

SERVICES - 1.3%
American Eco Corporation, 9.625% - 2008(3), (4)                 200,000           -
Mail-Well Corporation, 9.625% - 2012                             10,000      10,650
MasTec, Inc., 7.75% - 2008                                      900,000     873,000
                                                                         ----------
                                                                            883,650
                                                                         ----------

SUPERMARKETS - 0.5%
Fleming Companies, Inc., 9.875% - 2012(4)                       400,000       6,000
Roundy's, Inc., 8.875% - 2012                                   300,000     321,000
                                                                         ----------
                                                                            327,000
                                                                         ----------

TECHNOLOGY - 1.2%
Hewlett-Packard Company, 5.75% - 2006                           110,000     112,795
Telecordia Technologies, 10.00% - 2013(5)                       100,000      99,250
Worldspan LP/WS Fin Corporation, 9.024% - 2011(1), (5)          600,000     582,000
                                                                         ----------
                                                                            794,045
                                                                         ----------

TELECOMMUNICATIONS - WIRELESS - 2.4%
Call-Net Enterprises, Inc., 10.625% - 2008                          226         237
Rural Cellular Corporation, 9.75% - 2010                      1,175,000   1,075,125
Telemig Celular, 8.75% - 2009(5)                                500,000     510,000
                                                                         ----------
                                                                          1,585,362
                                                                         ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

                                                                 PRINCIPAL            MARKET
                                                                  AMOUNT              VALUE
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS - WIRELINES - 3.8%
Exodus Communications, Inc., 11.625% - 2010(3, 4)               $   344,193        $           -
LCI International, Inc., 7.25% - 2007                             2,525,000            2,379,812
Qwest Corporation, 7.875% - 2011(5)                                 150,000              154,500
Telecommunications Technique, 9.75% - 2008(3, 4)                     30,000                    -
                                                                                   -------------
                                                                                       2,534,312
                                                                                   -------------

TEXTILE - 0.6%
Invista, 9.25% - 2012(5)                                            250,000              275,000
Levi Strauss & Company, 7.73% - 2012(1, 5)                          150,000              147,375
                                                                                   -------------
                                                                                         422,375
                                                                                   -------------

TOBACCO - 0.8%
Dimon, Inc., 7.75% - 2013                                           450,000              504,000
                                                                                   -------------

TRANSPORTATION SERVICES - 1.4%
Overseas Shipholding Group, Inc., 8.25% - 2013                      400,000              428,000
Stena AB, 9.625% - 2012                                             425,000              470,688
Teekay Shipping Corporation, 8.32% - 2008                            11,000               10,808
                                                                                   -------------
                                                                                         909,496
                                                                                   -------------

TOTAL CORPORATE BONDS
     (cost $57,272,163)                                                               56,833,797
                                                                                   -------------

REPURCHASE AGREEMENT - 3.3%
United Missouri Bank, 2.334%, dated 3-31-05, matures 4-01-05;
     repurchase amount of $2,204,143 (Collateralized by
     U.S. Treasury Note, 2.75%, 7-31-06 with a value of
     $2,248,938)                                                  2,204,000            2,204,000
                                                                                   -------------

TOTAL REPURCHASE AGREEMENT
     (cost $2,204,000)                                                                 2,204,000
                                                                                   -------------
TOTAL INVESTMENTS - 97.4%
     (cost $65,360,571)                                                               65,262,978
                                                                                   -------------
CASH & OTHER ASSETS, LESS LIABILITIES - 2.6%                                           1,772,599
                                                                                   -------------
TOTAL NET ASSETS - 100.0%                                                          $  67,035,577
                                                                                   =============

For federal income tax purposes the identified cost of investments owned at March 31, 2005 was $64,720,567. For federal income tax purposes, the net unrealized appreciation on investments amounted to $542,411, which consisted of $3,510,822 of aggregate gross unrealized appreciation and $2,968,411 of aggregate gross unrealized depreciation.

* Non-income producing security

(1) Variable rate security. Rate indicated is rate effective at March 31, 2005

(2) Security is a step bond. Rate indicated is rate effective at March 31, 2005

(3) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

(4) Security is in default

(5) Security is a 144A series. The total market value of 144A securities is $9,526,247 (cost $9,574,783), or 14.2% of total net assets.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES P (HIGH YIELD)

     SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                               NUMBER
                                                             OF SHARES                  MARKET VALUE
COMMON STOCKS - 92.1%

ADVERTISING - 1.2%
R.H. Donnelley Corporation* (1)                                 25,000                  $   1,452,250
                                                                                        -------------

AEROSPACE & DEFENSE - 0.7%
Armor Holdings, Inc.* (1)                                       21,400                        793,726
                                                                                        -------------

AIR FREIGHT & LOGISTICS - 0.6%
EGL, Inc.*                                                      32,800                        747,840
                                                                                        -------------

AIRLINES - 1.1%
Lan Airlines S.A. ADR                                           36,900                      1,313,640
                                                                                        -------------

APPAREL RETAIL - 1.4%
Foot Locker, Inc.(1)                                            22,565                        661,154
Payless ShoeSource, Inc.*                                       17,200                        271,588
Too, Inc.* (1)                                                  28,200                        695,694
                                                                                        -------------
                                                                                            1,628,436
                                                                                        -------------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
DHB Industries, Inc.* (1)                                       12,800                        112,640
                                                                                        -------------

APPLICATION SOFTWARE - 1.0%
Evans & Sutherland Computer Corporation*                        51,500                        283,250
JDA Software Group, Inc.* (1)                                   62,400                        876,096
Tibco Software, Inc.* (1)                                        4,600                         34,270
                                                                                        -------------
                                                                                            1,193,616
                                                                                        -------------

AUTO PARTS & EQUIPMENT - 0.6%
Dura Automotive Systems, Inc.*                                  39,710                        191,402
LKQ Corporation*                                                25,400                        509,778
                                                                                        -------------
                                                                                              701,180
                                                                                        -------------

AUTOMOBILE MANUFACTURERS - 0.6%
Fleetwood Enterprises, Inc.*                                    78,500                        682,950
                                                                                        -------------

BIOTECHNOLOGY - 1.9%
Applera Corporation - Applied Biosystems Group(1)               46,500                        917,910
CV Therapeutics, Inc.*(1)                                       24,500                        498,820
Covalent Group, Inc.*                                           13,867                         31,894
OraSure Technologies, Inc.*                                    109,833                        808,371
                                                                                        -------------
                                                                                            2,256,995
                                                                                        -------------

BUILDING PRODUCTS - 1.5%
Royal Group Technologies, Ltd.*                                 99,200                      1,046,560
York International Corporation(1)                               17,400                        681,732
                                                                                        -------------
                                                                                            1,728,292
                                                                                        -------------

COMMODITY CHEMICALS - 0.8%
Calgon Carbon Corporation                                      109,400                        934,276
                                                                                        -------------

COMMUNICATIONS EQUIPMENT - 0.2%
ADC Telecommunications, Inc.*                                  120,000                        238,800
                                                                                        -------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                              NUMBER
                                                             OF SHARES                  MARKET VALUE
COMMON STOCKS (CONTINUED)

COMPUTER HARDWARE - 0.3%
Cray, Inc.*                                                    129,960                  $     331,398
                                                                                        -------------

COMPUTER STORAGE & PERIPHERALS - 0.0%
Iomega Corporation*                                             11,830                         50,751
                                                                                        -------------

CONSTRUCTION & ENGINEERING - 3.3%
Chicago Bridge & Iron Company N.V.(1)                           80,900                      3,562,027
Matrix Service Company*                                         66,912                        291,067
                                                                                        -------------
                                                                                            3,853,094
                                                                                        -------------

CONSTRUCTION MATERIALS - 0.3%
Headwaters, Inc.*(1)                                             2,300                         75,486
U.S. Concrete, Inc.*                                            36,910                        231,426
                                                                                        -------------
                                                                                              306,912
                                                                                        -------------

DATA PROCESSING & OUTSOURCED SERVICES - 0.6%
Lightbridge, Inc.*                                             114,700                        693,935
                                                                                        -------------

DISTRIBUTORS - 0.2%
Prestige Brands Holdings, Inc.*                                 14,190                        250,454
                                                                                        -------------

DIVERSIFIED COMMERCIAL SERVICES - 1.6%
ABM Industries, Inc.(1)                                         25,070                        482,096
Geo Group, Inc.*                                                48,870                      1,396,705
                                                                                        -------------
                                                                                            1,878,801
                                                                                        -------------

DIVERSIFIED METALS & MINING - 1.7%
Apex Silver Mines, Ltd.*                                       126,300                      2,023,326
                                                                                        -------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Encore Wire Corporation*                                        30,550                        311,610
                                                                                        -------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 1.9%
Coherent, Inc.*(1)                                              18,050                        609,368
Newport Corporation*(1)                                         28,200                        408,618
OSI Systems, Inc.*(1)                                           46,300                        810,713
Richardson Electronics, Ltd.                                    34,300                        352,261
                                                                                        -------------
                                                                                            2,180,960
                                                                                        -------------

ELECTRONIC MANUFACTURING SERVICES - 0.4%
Celestica, Inc.*                                                31,600                        426,916
                                                                                        -------------
EMPLOYMENT SERVICES - 1.3%
CDI Corporation                                                 19,600                        433,748
Kforce, Inc.*                                                   96,900                      1,064,931
                                                                                        -------------
                                                                                            1,498,679
                                                                                        -------------

ENVIRONMENTAL SERVICES - 1.1%
Layne Christensen Company*                                      73,600                      1,271,072
                                                                                        -------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                              NUMBER
                                                             OF SHARES                  MARKET VALUE
COMMON STOCKS (CONTINUED)

GOLD - 6.6%
Glamis Gold, Ltd.*(1)                                          173,300                  $   2,705,213
Goldcorp, Inc.(1)                                              108,000                      1,534,680
Harmony Gold Mining Company, Ltd. ADR                          122,900                        958,620
Meridian Gold, Inc.*(1)                                         76,100                      1,281,524
Randgold Resources, Ltd. ADR*(1)                               106,200                      1,312,632
                                                                                        -------------
                                                                                            7,792,669
                                                                                        -------------

HEALTH CARE DISTRIBUTORS - 0.4%
Andrx Corporation*(1)                                           19,100                        432,997
                                                                                        -------------

HEALTH CARE EQUIPMENT - 0.3%
Allied Healthcare Products, Inc.*                               54,000                        348,840
                                                                                        -------------

HEALTH CARE FACILITIES - 2.9%
Beverly Enterprises, Inc.*                                     189,700                      2,348,486
Manor Care, Inc.(1)                                             27,950                      1,016,262
                                                                                        -------------
                                                                                            3,364,748
                                                                                        -------------

HEALTH CARE SERVICES - 3.7%
Cross Country Healthcare, Inc.*                                 24,100                        403,916
Gentiva Health Services, Inc.*                                  50,200                        812,236
Healthcare Services Group, Inc.                                 29,675                        719,619
IDX Systems Corporation*(1)                                     49,200                      1,708,716
Omnicare, Inc.(1)                                               10,800                        382,860
Providence Service Corporation*                                 11,510                        267,663
                                                                                        -------------
                                                                                            4,295,010
                                                                                        -------------

HOTELS, RESORTS & CRUISE LINES - 0.0%
Great Wolf Resorts, Inc.*                                          500                         12,475
                                                                                        -------------

INDUSTRIAL MACHINERY - 1.8%
Robbins & Myers, Inc.                                           17,400                        382,974
Unova, Inc.*(1)                                                 85,900                      1,773,835
                                                                                        -------------
                                                                                            2,156,809
                                                                                        -------------

INTEGRATED TELECOMMUNICATION SERVICES - 0.5%
Cincinnati Bell, Inc.*                                         149,600                        635,800
                                                                                        -------------

INTERNET RETAIL - 0.0%
Stamps.com, Inc.*(1)                                             2,200                         36,520
                                                                                        -------------

INTERNET SOFTWARE & SERVICES - 1.2%
EarthLink, Inc.*                                               135,810                      1,222,290
Net2Phone, Inc.*                                                96,400                        155,204
                                                                                        -------------
                                                                                            1,377,494
                                                                                        -------------

IT CONSULTING & OTHER SERVICES - 0.9%
MPS Group, Inc.*                                                76,075                        799,548
Tier Technologies, Inc. (Cl.B)*                                 42,300                        311,751
                                                                                        -------------
                                                                                            1,111,299
                                                                                        -------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                               Number
                                                             OF SHARES                  MARKET VALUE
COMMON STOCKS (CONTINUED)

METAL & GLASS CONTAINERS - 1.1%
Constar International, Inc.*                                    39,200                  $     221,872
Intertape Polymer Group, Inc.*                                 136,000                      1,045,840
                                                                                        -------------
                                                                                            1,267,712
                                                                                        -------------

OIL & GAS DRILLING - 4.3%
Grey Wolf, Inc.*                                               113,900                        749,462
Helmerich & Payne, Inc.(1)                                      27,230                      1,080,759
Parker Drilling Company*                                        72,100                        414,575
Pride International, Inc.*(1)                                   59,200                      1,470,528
Transocean, Inc.*(1)                                            25,400                      1,307,084
                                                                                        -------------
                                                                                            5,022,408
                                                                                        -------------

OIL & GAS EQUIPMENT & SERVICES - 9.2%
BJ Services Company(1)                                          21,100                      1,094,668
Global Industries, Ltd.*(1)                                    342,600                      3,220,440
Input/Output, Inc.*                                             86,700                        559,215
Key Energy Services, Inc.*                                     115,950                      1,329,946
Newpark Resources, Inc.*                                       203,860                      1,200,735
Oceaneering International, Inc.*(1)                             34,300                      1,286,250
Petroleum Helicopters, Inc. (Non-Voting)*                        8,850                        265,500
Petroleum Helicopters, Inc. (Voting)*                            5,900                        175,590
Smith International, Inc.(1)                                    14,600                        915,858
Willbros Group, Inc.*                                           37,000                        747,400
                                                                                        -------------
                                                                                           10,795,602
                                                                                        -------------

OIL & GAS EXPLORATION & PRODUCTION - 14.8%
Forest Oil Corporation*(1)                                      93,100                      3,770,550
McMoRan Exploration Company*(1)                                 70,785                      1,422,779
Newfield Exploration Company*(1)                                13,500                      1,002,510
Noble Energy, Inc.(1)                                           24,700                      1,680,094
PetroQuest Energy, Inc.*(1)                                     42,600                        282,864
Petrowawk Energy Corporation* (2,3)                             84,000                        792,288
Pioneer Natural Resources Company(1)                            28,900                      1,234,608
Range Resources Corporation(1)                                 230,100                      5,375,136
Remington Oil & Gas Corporation*                                30,200                        951,904
Stone Energy Corporation*(1)                                    16,000                        777,120
Toreador Resources Corporation*(1)                               4,900                         88,935
                                                                                        -------------
                                                                                           17,378,788
                                                                                        -------------

PACKAGED FOODS & MEATS - 1.4%
Del Monte Foods Company*                                       146,760                      1,592,346
                                                                                        -------------

PAPER PACKAGING - 0.4%
Chesapeake Corporation(1)                                       24,200                        508,684
                                                                                        -------------

PAPER PRODUCTS - 1.1%
Wausau-Mosinee Paper Corporation                                88,200                      1,247,148
                                                                                        -------------

PHARMACEUTICALS - 0.3%
Discovery Partners International*                               99,300                        317,760
                                                                                        -------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                              NUMBER
                                                             OF SHARES                  MARKET VALUE
COMMON STOCKS (CONTINUED)

PROPERTY & CASUALTY INSURANCE - 2.3%
Argonaut Group, Inc.*                                           20,800                  $     441,376
Donegal Group, Inc.                                             17,267                        313,735
Endurance Specialty Holdings, Ltd.(1)                           17,700                        669,768
Mercury General Corporation                                     22,700                      1,254,402
                                                                                        -------------
                                                                                            2,679,281
                                                                                        -------------

REAL ESTATE INVESTMENT TRUSTS - 0.5%
American Financial Realty Trust                                 31,800                        465,234
Government Properties Trust, Inc.                               18,900                        188,244
                                                                                        -------------
                                                                                              653,478
                                                                                        -------------

REGIONAL BANKS - 0.4%
Colonial BancGroup, Inc.                                        25,800                        529,416
                                                                                        -------------

REINSURANCE - 0.5%
Montpelier Re Holdings, Ltd.                                    14,200                        499,130
PXRE Group, Ltd.                                                 5,000                        128,250
                                                                                        -------------
                                                                                              627,380
                                                                                        -------------

SEMICONDUCTOR EQUIPMENT - 0.3%
Credence Systems Corporation*(1)                                47,100                        372,561
                                                                                        -------------

SEMICONDUCTORS - 1.2%
Cirrus Logic, Inc.*                                            114,400                        517,088
Stats Chippac, Ltd. ADR*                                        79,733                        527,035
TriQuint Semiconductor, Inc.*                                   52,200                        176,436
Zoran Corporation*                                              16,600                        171,810
                                                                                        -------------
                                                                                            1,392,369
                                                                                        -------------

SPECIALTY CHEMICALS - 2.8%
H.B. Fuller Company(1)                                          12,500                        362,500
OM Group, Inc.*                                                 51,100                      1,554,462
PolyOne Corporation*                                           153,400                      1,362,192
                                                                                        -------------
                                                                                            3,279,154
                                                                                        -------------

SPECIALTY STORES - 0.5%
Barbeques Galore, Ltd. ADR                                      28,126                        115,738
Sharper Image Corporation*(1)                                   27,800                        461,758
                                                                                        -------------
                                                                                              577,496
                                                                                        -------------

STEEL - 7.4%
Carpenter Technology Corporation(1)                             15,200                        903,032
GrafTech International, Ltd.*                                  218,555                      1,243,578
Ipsco, Inc.*(1)                                                 38,700                      1,973,700
Roanoke Electric Steel Corporation                              20,400                        421,872
Steel Dynamics, Inc.(1)                                         46,700                      1,608,815
United States Steel Corporation(1)                              42,940                      2,183,499
Webco Industries, Inc.*                                         47,200                        337,480
                                                                                        -------------
                                                                                            8,671,976
                                                                                        -------------

TRUCKING - 0.6%
Covenant Transport, Inc.*                                       40,400                        711,040
                                                                                        -------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                             PRINCIPAL
                                                             AMOUNT OR
                                                               NUMBER
                                                             OF SHARES                  MARKET VALUE
COMMON STOCKS (CONTINUED)

TOTAL COMMON STOCK
     (cost $81,872,590)                                                                 $ 108,051,809
                                                                                        -------------

FOREIGN STOCKS - 0.5%
CANADA - 0.5%
Eldorado Gold Corporation*                                      61,900                        176,463
Intertape Polymer Group, Inc.*                                   3,000                         23,004
Quadra Mining, Ltd.*                                            65,200                        344,803
                                                                                        -------------
                                                                                              544,270
                                                                                        -------------

TOTAL FOREIGN STOCKS
     (cost $506,792)                                                                          544,270
                                                                                        -------------

REPURCHASE AGREEMENT - 8.1%
State Street, 1.10%, dated 3-31-05, matures 4-01-05;
     repurchase amount of $9,538,747 (Collateralized by
     FNMA, 2.30%, 11-14-05 with a value of $9,732,166)     $ 9,538,456                      9,538,456
                                                                                        -------------
TOTAL REPURCHASE AGREEMENT
     (cost $9,538,456)                                                                      9,538,456
                                                                                        -------------
TOTAL INVESTMENTS - 100.7%
     (cost $91,917,838)                                                                   118,134,535
LIABILITIES, LESS CASH & OTHER ASSETS - (0.7%)                                               (816,801)
                                                                                        -------------
TOTAL NET ASSETS - 100.0%                                                               $ 117,317,734
                                                                                        =============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $92,584,840. For federal income tax purposes, the net unrealized appreciation on investments amounted to $25,549,695, which consisted of $30,158,357 of aggregate gross unrealized appreciation, and $4,608,662 of aggregate gross unrealized depreciation.

*Non-income producing security

ADR (American Depositary Receipt)

(1)   Security underlying outstanding written options contracts.

(2) Security is restricted. The total market value of restricted securities is $792,288 (cost $651,000), or 0.7% of total net assets. The acquisition date was November 16, 2004.

(3) Security is fair valued by Board of Directors. The total market value of fair valued securities amounts to $792,888 or 0.7% of total net assets.

The following call options written were outstanding for Series Q as of March 31, 2005:

                                                  EXPIRATION               EXERCISE             NUMBER OF           MARKET
COMMON STOCK                                         DATE                   PRICE               CONTRACTS            VALUE
----------------------------------------------    ----------               --------             ---------           -------
ABM Industries, Inc.                               07/18/05                $  22.50                 5               $     -
Andrx Corporation                                  04/18/05                   22.50                15                   900
Andrx Corporation                                  05/23/05                   22.50                 5                   675
Andrx Corporation                                  06/20/05                   22.50                10                 1,500
Andrx Corporation                                  06/20/05                   25.00                 5                   250
Applera Corporation - Applied Biosystems Group     05/22/05                   20.00                 5                   325
Applera Corporation - Applied Biosystems Group     06/20/05                   20.00                45                 4,050
Armor Holdings, Inc.                               05/23/05                   40.00                10                   850
Armor Holdings, Inc.                               08/22/05                   45.00                10                   550
BJ Services Company                                04/18/05                   47.50                 5                 2,250
BJ Services Company                                04/18/05                   50.00                 5                 1,075
BJ Services Company                                04/18/05                   50.00                50                11,750
BJ Services Company                                05/23/05                   50.00                 5                 1,750

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                 EXPIRATION                EXERCISE             NUMBER OF           MARKET
COMMON STOCK (CONTINUED)                            DATE                    PRICE               CONTRACTS            VALUE
----------------------------------               ----------                --------             ---------           -------
BJ Services Company                               05/23/05                 $  55.00                 5               $   625
BJ Services Company                               07/18/05                    50.00                15                 6,900
BJ Services Company                               07/18/05                    55.00                 5                 1,125
BJ Services Company                               10/24/05                    60.00                 5                 1,025
Carpenter Technology Corporation                  05/23/05                    60.00                10                 3,600
Carpenter Technology Corporation                  06/20/05                    60.00                75                32,250
Chesapeake Corporation                            08/22/05                    20.00                10                 1,800
Chesapeake Corporation                            08/22/05                    22.50                25                 1,625
Chicago Bridge & Iron Company N.V.                04/18/05                    35.00                15                12,750
Chicago Bridge & Iron Company N.V.                04/18/05                    40.00                 5                 1,850
Chicago Bridge & Iron Company N.V.                04/18/05                    45.00                 5                   350
Chicago Bridge & Iron Company N.V.                07/18/05                    45.00                 5                 1,275
Coherent, Inc.                                    05/23/05                    30.00                 5                 1,750
Coherent, Inc.                                    08/22/05                    35.00                10                 1,950
Credence Systems Corporation                      05/23/05                     7.50                 5                   400
CV Therapeutics, Inc.                             04/18/05                    20.00                40                 7,000
CV Therapeutics, Inc.                             04/18/05                    22.50                 5                   325
CV Therapeutics, Inc.                             07/18/05                    30.00                 5                   850
DHB Industries, Inc.                              04/18/05                    15.00                15                     -
Endurance Specialty Holdings, Ltd.                07/18/05                    35.00                 5                 1,650
Foot Locker, Inc.                                 05/23/05                    25.00                20                 8,400
Forest Oil Corporation                            05/23/05                    30.00                20                20,600
Forest Oil Corporation                            05/23/05                    35.00                30                17,400
Forest Oil Corporation                            05/23/05                    40.00                30                 6,300
Forest Oil Corporation                            05/23/05                    45.00                10                   350
Forest Oil Corporation                            08/22/05                    40.00                20                 7,000
Forest Oil Corporation                            08/22/05                    45.00                10                 1,500
Glamis Gold, Ltd.                                 05/23/05                    17.50                20                   600
Glamis Gold, Ltd.                                 05/23/05                    20.00                25                   125
Glamis Gold, Ltd.                                 08/22/05                    20.00                 5                   150
Global Industries, Ltd.                           06/20/05                    10.00                10                   450
Goldcorp, Inc.                                    04/18/05                    15.00                25                   250
Goldcorp, Inc.                                    07/18/05                    15.00                 5                   375
H.B. Fuller Company                               05/23/05                    25.00                70                11,900
Headwaters, Inc.                                  05/23/05                    30.00                 8                 2,800
Helmerich & Payne, Inc.                           06/20/05                    35.00                25                12,250
Helmerich & Payne, Inc.                           06/20/05                    40.00                45                 7,425
Helmerich & Payne, Inc.                           09/19/05                    40.00                 5                 1,450
IDX Systems Corporation                           04/18/05                    35.00                 5                   350
IDX Systems Corporation                           05/23/05                    35.00                35                 4,725
Ipsco, Inc.                                       05/23/05                    55.00                10                 2,050
JDA Software Group, Inc.                          04/18/05                    15.00                 5                     -
JDA Software Group, Inc.                          07/18/05                    12.50                10                 2,150
Manor Care, Inc.                                  08/22/05                    35.00                 5                 1,425
McMoRan Exploration Company                       04/18/05                    20.00                 5                   300
McMoRan Exploration Company                       05/23/05                    20.00                20                 2,400
McMoRan Exploration Company                       05/23/05                    22.50                35                 1,400
Meridian Gold, Inc.                               04/18/05                    17.50                 5                   125
Meridian Gold, Inc.                               04/18/05                    20.00                 5                     -
Meridian Gold, Inc.                               05/23/05                    17.50                 5                   400
Meridian Gold, Inc.                               07/18/05                    22.50                10                   100
Newfield Exploration Company                      04/18/05                    70.00                 5                 2,300
Newfield Exploration Company                      04/18/05                    75.00                 5                   700
Newfield Exploration Company                      05/23/05                    75.00                 5                 1,325
Newfield Exploration Company                      06/20/05                    65.00                10                10,500

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                 EXPIRATION                EXERCISE             NUMBER OF           MARKET
COMMON STOCK (CONTINUED)                            DATE                    PRICE               CONTRACTS            VALUE
----------------------------------               ----------                --------             ---------           -------
Newfield Exploration Company                      06/20/05                 $  70.00                 5               $ 3,300
Newfield Exploration Company                      06/20/05                    75.00                10                 3,700
Newfield Exploration Company                      06/20/05                    80.00                 5                 1,025
Newport Corporation                               05/23/05                    15.00                15                   750
Noble Energy, Inc.                                04/18/05                    65.00                 5                 1,650
Noble Energy, Inc.                                04/18/05                    70.00                 5                   300
Noble Energy, Inc.                                05/23/05                    55.00                10                12,800
Noble Energy, Inc.                                05/23/05                    60.00                10                 8,200
Noble Energy, Inc.                                05/23/05                    65.00                10                 4,500
Noble Energy, Inc.                                05/23/05                    70.00                10                 1,800
Noble Energy, Inc.                                08/22/05                    75.00                 5                   975
Oceaneering International, Inc.                   04/18/05                    35.00                20                 5,700
Oceaneering International, Inc.                   04/18/05                    40.00                25                   375
Oceaneering International, Inc.                   07/18/05                    40.00                20                 2,600
Omnicare, Inc.                                    04/18/05                    30.00                 5                 2,600
Omnicare, Inc.                                    04/18/05                    32.50                10                 2,900
Omnicare, Inc.                                    05/23/05                    35.00                 5                 1,050
Omnicare, Inc.                                    06/20/05                    32.50                 5                 1,950
Omnicare, Inc.                                    06/20/05                    37.50                 5                   650
OSI Systems, Inc.                                 04/18/05                    22.50                10                     -
OSI Systems, Inc.                                 07/18/05                    17.50                 5                   700
OSI Systems, Inc.                                 07/18/05                    20.00                 5                   275
PetroQuest Energy, Inc.                           07/18/05                     7.50                10                   400
Pioneer Natural Resources Company                 06/20/05                    35.00                 5                 4,000
Pioneer Natural Resources Company                 06/20/05                    40.00                10                 3,700
Pioneer Natural Resources Company                 06/20/05                    45.00                 5                   550
Pioneer Natural Resources Company                 09/19/05                    40.00                25                12,500
Pioneer Natural Resources Company                 09/19/05                    45.00                 5                 1,175
Pride International, Inc.                         04/18/05                    22.50                20                 4,500
Pride International, Inc.                         04/18/05                    25.00                 5                   275
Pride International, Inc.                         07/18/05                    25.00                10                 1,900
R.H. Donnelley Corporation                        05/23/05                    55.00                15                 5,250
R.H. Donnelley Corporation                        05/23/05                    60.00                25                 1,875
R.H. Donnelley Corporation                        05/23/05                    65.00                 5                     -
R.H. Donnelley Corporation                        08/22/05                    60.00                10                 2,350
Randgold Resources, Ltd. ADR                      06/20/05                    12.50                20                 2,100
Randgold Resources, Ltd. ADR                      06/20/05                    15.00                 5                    50
Range Resources Corporation                       06/20/05                    25.00                 5                   450
Range Resources Corporation                       09/19/05                    25.00                50                 8,500
Sharper Image Corporation                         05/23/05                    17.50                 5                   300
Smith International, Inc.                         04/18/05                    60.00                15                 4,800
Smith International, Inc.                         04/18/05                    65.00                30                 1,800
Smith International, Inc.                         05/23/05                    60.00                 5                 2,200
Smith International, Inc.                         05/23/05                    65.00                 5                   900
Smith International, Inc.                         07/18/05                    65.00                20                 6,200
Smith International, Inc.                         07/18/05                    70.00                10                 1,500
Stamps.com, Inc.                                  08/22/05                    12.50                22                10,340
Steel Dynamics, Inc.                              05/23/05                    35.00                20                 5,600
Stone Energy Corporation                          05/23/05                    50.00                10                 1,500
Stone Energy Corporation                          06/20/05                    50.00                30                 6,750
Stone Energy Corporation                          09/19/05                    50.00                10                 3,500
Stone Energy Corporation                          09/19/05                    55.00                10                 1,800
Tibco Software, Inc.                              05/23/05                    10.00                25                     -
Too, Inc.                                         05/23/05                    25.00                15                 1,800
Toreador Resources Corporation                    06/20/05                    17.50                15                 3,225

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES Q (SMALL CAP VALUE)

                                                 EXPIRATION                EXERCISE             NUMBER OF          MARKET
COMMON STOCK (CONTINUED)                           DATE                     PRICE               CONTRACTS           VALUE
----------------------------------               ----------                --------             ---------          --------
Toreador Resources Corporation                    06/20/05                 $  20.00                  5             $    575
Transocean, Inc.                                  04/18/05                    50.00                  5                1,300
Transocean, Inc.                                  05/23/05                    45.00                 25               18,250
Transocean, Inc.                                  05/23/05                    50.00                  5                1,950
Transocean, Inc.                                  05/23/05                    50.00                 15                5,850
Transocean, Inc.                                  08/22/05                    55.00                 20                6,000
United States Steel Corporation                   05/23/05                    50.00                 30               13,500
United States Steel Corporation                   07/18/05                    50.00                 25               13,750
United States Steel Corporation                   07/18/05                    55.00                120               42,000
United States Steel Corporation                   07/18/05                    60.00                 75               16,875
United States Steel Corporation                   07/18/05                    65.00                 20                1,900
Unova, Inc.                                       06/20/05                    22.50                 10                1,000
Unova, Inc.                                       06/20/05                    25.00                 25                  625
Unova, Inc.                                       09/19/05                    22.50                  5                  800
Unova, Inc.                                       09/19/05                    25.00                 10                  850
York International Corporation                    05/23/05                    35.00                 25               11,000
York International Corporation                    05/23/05                    40.00                 15                1,950
York International Corporation                    08/22/05                    35.00                 10                5,100
York International Corporation                    08/22/05                    40.00                 15                3,375
                                                                                                ------             --------
Total call options outstanding
 (premiums received $593,503)                                                                    2,150             $540,840
                                                                                                                   ========

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES S (SOCIAL AWARENESS)

                                                         NUMBER OF
                                                          SHARES                  MARKET VALUE
COMMON STOCKS - 98.4%
AIR FREIGHT & LOGISTICS - 2.5%
FedEx Corporation                                           26,000                $  2,442,700
                                                                                  ------------

AIRLINES - 1.6%
Southwest Airlines Company                                 113,000                   1,609,120
                                                                                  ------------

ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
Bank of New York Company, Inc.                              29,400                     854,070
                                                                                  ------------

BIOTECHNOLOGY - 2.1%
Amgen, Inc.*                                                36,300                   2,113,023
                                                                                  ------------

BROADCASTING & CABLE TV - 3.6%
Comcast Corporation*                                        40,707                   1,375,082
Univision Communications, Inc.*                             78,200                   2,165,358
                                                                                  ------------
                                                                                     3,540,440
                                                                                  ------------

COMMUNICATIONS EQUIPMENT - 4.8%
ADC Telecommunications, Inc.*                              971,500                   1,933,285
Cisco Systems, Inc.*                                       155,000                   2,772,950
                                                                                  ------------
                                                                                     4,706,235
                                                                                  ------------

COMPUTER HARDWARE - 1.5%
Dell, Inc.*                                                 39,700                   1,525,274
                                                                                  ------------

CONSTRUCTION & ENGINEERING - 2.1%
Shaw Group, Inc.*                                           95,500                   2,081,900
                                                                                  ------------

CONSUMER FINANCE - 4.0%
American Express Company                                    37,200                   1,910,964
MBNA Corporation                                            83,450                   2,048,697
                                                                                  ------------
                                                                                     3,959,661
                                                                                  ------------

DATA PROCESSING & OUTSOURCED SERVICES - 2.3%
First Data Corporation                                      57,500                   2,260,325
                                                                                  ------------

DEPARTMENT STORES - 0.9%
Kohl's Corporation*                                         17,550                     906,107
                                                                                  ------------

DIVERSIFIED BANKS - 4.7%
Bank of America Corporation                                 37,400                   1,649,340
Wells Fargo & Company                                       50,000                   2,990,000
                                                                                  ------------
                                                                                     4,639,340
                                                                                  ------------

DRUG RETAIL - 2.7%
CVS Corporation                                             50,300                   2,646,786
                                                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
Power-One, Inc.*                                           239,100                   1,162,026
                                                                                  ------------

GENERAL MERCHANDISE STORES - 1.6%
Target Corporation                                          30,700                   1,535,614
                                                                                  ------------

                           SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                         SERIES S (SOCIAL AWARENESS)

                                                         NUMBER OF
                                                          SHARES                  MARKET VALUE
                                                         ---------                ------------
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT - 6.2%
Boston Scientific Corporation*                              79,600                $  2,331,484
Medtronic, Inc.                                             39,400                   2,007,430
Zimmer Holdings, Inc.*                                      23,500                   1,828,535
                                                                                  ------------
                                                                                     6,167,449
                                                                                  ------------

HOME IMPROVEMENT RETAIL - 4.6%
Home Depot, Inc.                                            79,500                   3,040,080
Lowe's Companies, Inc.                                      27,000                   1,541,430
                                                                                  ------------
                                                                                     4,581,510
                                                                                  ------------

HOUSEHOLD PRODUCTS - 3.0%
Procter & Gamble Company                                    55,000                   2,915,000
                                                                                  ------------

INDUSTRIAL CONGLOMERATES - 1.6%
3M Company                                                  18,800                   1,610,972
                                                                                  ------------

INDUSTRIAL GASES - 2.2%
Praxair, Inc.                                               46,200                   2,211,132
                                                                                  ------------

INTEGRATED TELECOMMUNICATION SERVICES - 4.0%
SBC Communications, Inc.                                    65,564                   1,553,211
Verizon Communications, Inc.                                68,800                   2,442,400
                                                                                  ------------
                                                                                     3,995,611
                                                                                  ------------

INTERNET RETAIL - 0.7%
eBay, Inc.*                                                 18,800                     700,488
                                                                                  ------------

INVESTMENT BANKING & BROKERAGE - 2.1%
Goldman Sachs Group, Inc.                                   11,000                   1,209,890
Merrill Lynch & Company, Inc.                               14,600                     826,360
                                                                                  ------------
                                                                                     2,036,250
                                                                                  ------------

LIFE & HEALTH INSURANCE - 1.1%
AFLAC, Inc.                                                 27,900                   1,039,554
                                                                                  ------------

MANAGED HEALTH CARE - 2.8%
UnitedHealth Group, Inc.                                    18,100                   1,726,378
WellPoint, Inc.*                                             8,500                   1,065,475
                                                                                  ------------
                                                                                     2,791,853
                                                                                  ------------

MOTORCYCLE MANUFACTURERS - 0.8%
Harley-Davidson, Inc.                                       14,300                     825,968
                                                                                  ------------

MOVIES & ENTERTAINMENT - 4.9%
Time Warner, Inc.*                                         115,300                   2,023,515
Viacom, Inc. (Cl.B)                                         79,800                   2,779,434
                                                                                  ------------
                                                                                     4,802,949
                                                                                  ------------

MULTI-LINE INSURANCE - 3.8%
American International Group, Inc.                          67,899                   3,762,284
                                                                                  ------------

                           SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                         SERIES S (SOCIAL AWARENESS)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF
                                                           SHARES                 MARKET VALUE
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES - 1.3%
BJ Services Company                                         24,000                $  1,245,120
                                                                                  ------------

OIL & GAS EXPLORATION & PRODUCTION - 0.2%
Anadarko Petroleum Corporation                               3,000                     228,300
                                                                                  ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 1.1%
Williams Companies, Inc.                                    55,800                   1,049,598
                                                                                  ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.2%
JP Morgan Chase & Company                                   34,200                   1,183,320
                                                                                  ------------

PHARMACEUTICALS - 3.2%
Johnson & Johnson                                           46,364                   3,113,806
                                                                                  ------------

PROPERTY & CASUALTY INSURANCE - 3.3%
Chubb Corporation                                           41,300                   3,273,851
                                                                                  ------------

SEMICONDUCTOR EQUIPMENT - 0.6%
Applied Materials, Inc.*                                    33,700                     547,625
                                                                                  ------------

SEMICONDUCTORS - 2.8%
Intel Corporation                                          119,400                   2,773,662
                                                                                  ------------

SOFT DRINKS - 5.4%
Coca-Cola Company                                           56,050                   2,335,604
PepsiCo, Inc.                                               57,300                   3,038,619
                                                                                  ------------
                                                                                     5,374,223
                                                                                  ------------

SYSTEMS SOFTWARE - 5.0%
Microsoft Corporation                                      161,600                   3,905,872
Veritas Software Corporation*                               43,600                   1,012,392
                                                                                  ------------
                                                                                     4,918,264
                                                                                  ------------

TOTAL COMMON STOCKS
     (cost $98,370,398)                                                             97,131,410
                                                                                  ------------

WARRANTS - 0.0%
Lucent Technologies, Inc.                                   26,354                      17,657
                                                                                  ------------

TOTAL WARRANTS
     (cost $0)                                                                          17,657
                                                                                  ------------

U. S. GOVERNMENT SPONSORED AGENCIES - 1.8%
Federal Home Loan Bank,
     2.50%, 04-06-05                                   $ 1,000,000                     999,653
Federal National Mortgage Association,
     2.70%, 04-13-05                                   $   800,000                     799,280
                                                                                  ------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $1,798,933)                                                               1,798,933
                                                                                  ------------

                           SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                         SERIES S (SOCIAL AWARENESS)

                                                         PRINCIPAL
                                                          AMOUNT                  MARKET VALUE
REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 2.34%, dated 03-31-05,
     matures 04-01-05; repurchase amount of
     $312,020 (Collateralized by GNMA, 4.00%,
     07-16-26 with a value of $318,241)                  $ 312,000                $    312,000
                                                                                  ------------

TOTAL REPURCHASE AGREEMENT
     (cost $312,000)                                                                   312,000
                                                                                  ------------
TOTAL INVESTMENTS - 100.5%
     (cost $100,481,331)                                                            99,260,000
LIABILITIES, LESS CASH AND OTHER ASSETS - (0.5%)                                      (472,385)
                                                                                  ------------
TOTAL NET ASSETS - 100.0%                                                         $ 98,787,615
                                                                                  ============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $100,487,119. For federal income tax purposes, the net unrealized depreciation on investments amounted to $1,227,119 which consisted of $14,733,286 of aggregate gross unrealized appreciation, and $15,960,405 of aggregate gross unrealized depreciation.

*Non-income producing security

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                                                             PRINCIPAL
                                                                                             AMOUNT OR
                                                                                             NUMBER OF
                                                                                              SHARES                  MARKET VALUE
CONVERTIBLE BOND - 0.4%

PHARMACEUTICALS - 0.4%
Ligand Pharmaceuticals, Inc., 6.00% - 2007(2)                                               $ 1,000,000               $ 1,102,500
                                                                                                                      -----------
     TOTAL CONVERTIBLE BONDS
       (cost $1,000,000)                                                                                                1,102,500
                                                                                                                      -----------

PREFERRED STOCK - 0.2%

DIVERSIFIED METALS & MINING - 0.2%
Arch Coal, Inc., 5.00% - 2049                                                                     5,200                   559,000
                                                                                                                      -----------
     TOTAL PREFERRED STOCK
       (cost $260,000)                                                                                                    559,000
                                                                                                                      -----------

COMMON STOCKS - 100.6%

AEROSPACE & DEFENSE - 1.1%
Curtiss-Wright Corporation                                                                       60,000                 3,420,000
                                                                                                                      -----------

AGRICULTURAL PRODUCTS - 3.7%
Archer-Daniels-Midland Company(1)                                                               290,000                 7,128,200
Corn Products International, Inc.                                                               174,000                 4,522,260
                                                                                                                      -----------
                                                                                                                       11,650,460
                                                                                                                      -----------

AIR FREIGHT & LOGISTICS - 0.5%
AirNet Systems, Inc.*                                                                           182,000                   860,860
Stonepath Group, Inc.*                                                                          520,000                   561,600
                                                                                                                      -----------
                                                                                                                        1,422,460
                                                                                                                      -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.6%
Kellwood Company                                                                                 70,000                 2,015,300
                                                                                                                      -----------

APPLICATION SOFTWARE - 1.1%
Epiq Systems, Inc.*                                                                             128,000                 1,661,440
Plato Learning, Inc.*                                                                           193,900                 1,512,420
Ulticom, Inc.*                                                                                   13,500                   150,255
                                                                                                                      -----------
                                                                                                                        3,324,115
                                                                                                                      -----------

BIOTECHNOLOGY - 0.5%
Millennium Pharmaceuticals, Inc.*(1)                                                            180,000                 1,515,600
                                                                                                                      -----------

BUILDING PRODUCTS - 0.1%
Aaon, Inc.*                                                                                      14,150                   232,909
                                                                                                                      -----------

COMMUNICATIONS EQUIPMENT - 2.7%
3Com Corporation*                                                                             1,817,000                 6,468,520
Avanex Corporation*                                                                           1,592,000                 2,069,600
                                                                                                                      -----------
                                                                                                                        8,538,120
                                                                                                                      -----------

COMPUTER STORAGE & PERIPHERALS - 0.4%
Adaptec, Inc.*                                                                                  254,600                 1,219,534
                                                                                                                      -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                                                              NUMBER OF
                                                                                               SHARES                 MARKET VALUE
COMMON STOCKS (CONTINUED)

CONSTRUCTION & ENGINEERING - 11.3%
Dycom Industries, Inc.*                                                                          62,000               $ 1,425,380
Granite Construction, Inc.                                                                       56,700                 1,489,509
MasTec, Inc.*                                                                                   446,400                 3,664,944
McDermott International, Inc.*                                                                  332,000                 6,284,760
Quanta Services, Inc.*                                                                          663,700                 5,064,031
Shaw Group, Inc.*                                                                               790,000                17,222,000
                                                                                                                      -----------
                                                                                                                       35,150,624
                                                                                                                      -----------

DATA PROCESSING & OUTSOURCED SERVICES - 2.4%
Computer Sciences Corporation*                                                                  165,000                 7,565,250
                                                                                                                      -----------

DIVERSIFIED COMMERCIAL SERVICES - 1.8%
FTI Consulting, Inc.*                                                                           267,000                 5,510,880
                                                                                                                      -----------

DIVERSIFIED METALS & MINING - 9.7%
Arch Coal, Inc.                                                                                 149,400                 6,425,694
Consol Energy, Inc.                                                                              40,100                 1,885,502
Inco, Ltd.*(1)                                                                                  258,000                10,268,400
Phelps Dodge Corporation(1)                                                                      50,000                 5,086,500
Usec, Inc.                                                                                      413,100                 6,725,268
                                                                                                                      -----------
                                                                                                                       30,391,364
                                                                                                                      -----------

ELECTRIC UTILITIES - 6.6%
Cinergy Corporation                                                                              96,000                 3,889,920
Great Plains Energy, Inc.                                                                       100,000                 3,058,000
KFx Inc.*                                                                                     1,008,000                13,507,200
                                                                                                                      -----------
                                                                                                                       20,455,120
                                                                                                                      -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 2.6%
Electric City Corporation*                                                                    1,200,000                 1,140,000
Power-One, Inc.*                                                                                744,100                 3,616,326
Preformed Line Products Company                                                                   1,400                    41,986
Thomas & Betts Corporation*                                                                     100,000                 3,230,000
                                                                                                                      -----------
                                                                                                                        8,028,312
                                                                                                                      -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 3.7%
Maxwell Technologies, Inc.*                                                                     343,200                 3,147,144
Merix Corporation*                                                                              577,100                 6,469,291
Powell Industries, Inc.*                                                                        101,700                 1,883,484
                                                                                                                      -----------
                                                                                                                       11,499,919
                                                                                                                      -----------

ENVIRONMENTAL SERVICES - 1.0%
Republic Services, Inc.                                                                          45,000                 1,506,600
TRC Companies, Inc.*                                                                            100,000                 1,470,000
                                                                                                                      -----------
                                                                                                                        2,976,600
                                                                                                                      -----------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.6%
Potash Corporation of Saskatchewan, Inc.(1)                                                      20,000                 1,750,200
                                                                                                                      -----------

FOOTWEAR - 0.9%
Brown Shoe Company, Inc.                                                                         80,000                 2,741,600
                                                                                                                      -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                                                              NUMBER OF
                                                                                               SHARES                 MARKET VALUE
COMMON STOCKS (CONTINUED)

GAS UTILITIES - 0.6%
Southern Union Company*                                                                          78,000               $ 1,958,580
                                                                                                                      -----------

HEALTH CARE FACILITIES - 4.8%
Community Health Systems, Inc.*                                                                 100,000                 3,491,000
Triad Hospitals, Inc.*                                                                          156,000                 7,815,600
Universal Health Services, Inc.                                                                  70,000                 3,668,000
                                                                                                                      -----------
                                                                                                                       14,974,600
                                                                                                                      -----------

HEALTH CARE SERVICES - 1.3%
Hooper Holmes, Inc.                                                                             807,700                 3,085,414
NDCHealth Corporation                                                                            66,000                 1,054,680
                                                                                                                      -----------
                                                                                                                        4,140,094
                                                                                                                      -----------

HOUSEWARES & SPECIALTIES - 0.4%
Newell Rubbermaid, Inc.                                                                          62,000                 1,360,280
                                                                                                                      -----------

INDUSTRIAL CONGLOMERATES - 1.0%
Alleghany Corporation*                                                                           10,716                 2,968,365
                                                                                                                      -----------

INDUSTRIAL MACHINERY - 1.3%
Capstone Turbine Corporation*                                                                 1,150,000                 1,782,500
Quixote Corporation                                                                              97,200                 2,106,324
Valmont Industries, Inc.                                                                         12,800                   285,696
                                                                                                                      -----------
                                                                                                                        4,174,520
                                                                                                                      -----------

INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                                                          45,700                   882,010
                                                                                                                      -----------

INTEGRATED OIL & GAS - 2.6%
Murphy Oil Corporation                                                                           82,000                 8,095,860
                                                                                                                      -----------

INTEGRATED TELECOMMUNICATION SERVICE - 0.4%
Global Crossing, Ltd.*                                                                           75,000                 1,165,500
                                                                                                                      -----------

IT CONSULTING & OTHER SERVICES - 0.9%
Acxiom Corporation(1)                                                                            77,100                 1,613,703
Keane, Inc.*                                                                                    100,000                 1,303,000
                                                                                                                      -----------
                                                                                                                        2,916,703
                                                                                                                      -----------

MARINE - 1.2%
Frontline, Ltd.                                                                                  55,000                 2,695,000
Ship Finance International, Ltd.                                                                 45,833                   930,417
                                                                                                                      -----------
                                                                                                                        3,625,417
                                                                                                                      -----------

MULTI-LINE INSURANCE - 1.3%
American Financial Group, Inc.                                                                  132,000                 4,065,600
                                                                                                                      -----------

OIL & GAS DRILLING - 0.8%
Nabors Industries, Ltd.*                                                                         40,000                 2,365,600
                                                                                                                      -----------

OIL & GAS EQUIPMENT & SERVICES - 1.4%
Key Energy Services, Inc.*                                                                      382,000                 4,381,540
                                                                                                                      -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                                                             NUMBER OF
                                                                                              SHARES                  MARKET VALUE
COMMON STOCKS (CONTINUED)

OIL & GAS EXPLORATION & PRODUCTION - 3.1%
Denbury Resources, Inc.*                                                                        180,000               $ 6,341,400
Pioneer Natural Resources Company                                                                80,396                 3,434,517
                                                                                                                      -----------
                                                                                                                        9,775,917
                                                                                                                      -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 3.1%
Williams Companies, Inc.                                                                        520,000                 9,781,200
                                                                                                                      -----------

PACKAGED FOODS & MEATS - 4.1%
American Italian Pasta Company(1)                                                                70,000                 1,918,000
Hain Celestial Group, Inc.*                                                                      75,000                 1,398,000
Hormel Foods Corporation                                                                        165,000                 5,133,150
Tyson Foods, Inc.                                                                               270,000                 4,503,600
                                                                                                                      -----------
                                                                                                                       12,952,750
                                                                                                                      -----------

PAPER PACKAGING - 2.1%
Bemis Company, Inc.                                                                             100,000                 3,112,000
Sonoco Products Company                                                                         125,000                 3,606,250
                                                                                                                      -----------
                                                                                                                        6,718,250
                                                                                                                      -----------

PHARMACEUTICALS - 0.6%
Hollis-Eden Pharmaceuticals, Inc.*                                                              193,803                 1,365,342
Ligand Pharmaceuticals, Inc. (Cl. B)*                                                            77,600                   444,648
                                                                                                                      -----------
                                                                                                                        1,809,990
                                                                                                                      -----------

PROPERTY & CASUALTY INSURANCE - 4.3%
First American Corporation                                                                      177,400                 5,843,556
United America Indemnity, Ltd.*                                                                  71,000                 1,337,640
W. R. Berkley Corporation                                                                       126,000                 6,249,600
                                                                                                                      -----------
                                                                                                                       13,430,796
                                                                                                                      -----------

REAL ESTATE INVESTMENT TRUSTS - 2.7%
Bimini Mortgage Management, Inc.                                                                152,200                 2,107,970
HomeBanc Corporation                                                                            321,600                 2,842,944
MortgageIt Holdings, Inc.                                                                       218,100                 3,478,695
                                                                                                                      -----------
                                                                                                                        8,429,609
                                                                                                                      -----------

REGIONAL BANKS - 2.2%
Corus Bankshares, Inc.                                                                           13,600                   648,584
Mercantile Bankshares Corporation                                                                50,000                 2,543,000
Wilmington Trust Corporation                                                                     39,000                 1,368,900
Zions Bancorporation                                                                             32,000                 2,208,640
                                                                                                                      -----------
                                                                                                                        6,769,124
                                                                                                                      -----------

SEMICONDUCTOR EQUIPMENT - 1.2%
Ultratech, Inc.*                                                                             249,000.00                 3,635,400
                                                                                                                      -----------

SEMICONDUCTORS - 2.7%
Applied Micro Circuits Corporation*                                                             550,000                 1,809,500
IXYS Corporation*                                                                               437,200                 5,001,568
MIPS Technologies, Inc.*                                                                          6,200                    71,300
Stats Chippac, Ltd. ADR*                                                                        217,500                 1,437,675
                                                                                                                      -----------
                                                                                                                        8,320,043
                                                                                                                      -----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

                                                                                              NUMBER OF
                                                                                               SHARES                 MARKET VALUE
COMMON STOCKS (CONTINUED)

SPECIALTY CHEMICALS - 1.3%
H.B. Fuller Company                                                                              85,000               $   2,465,000
Material Sciences Corporation*                                                                   57,000                     766,650
Minerals Technologies, Inc.                                                                      15,000                     986,700
                                                                                                                      -------------
                                                                                                                          4,218,350
                                                                                                                      -------------

SPECIALTY STORES - 0.5%
Bombay Company, Inc.*                                                                           273,600                   1,450,080
                                                                                                                      -------------

TIRES & RUBBER - 1.5%
Bandag, Inc.                                                                                    101,000                   4,744,980
                                                                                                                      -------------

TRUCKING - 1.0%
SCS Transportation, Inc.*                                                                        11,000                     204,490
Werner Enterprises, Inc.                                                                        157,000                   3,050,510
                                                                                                                      -------------
                                                                                                                          3,255,000
                                                                                                                      -------------

WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Facilities, Inc.*                                                                      296,400                   1,852,500
                                                                                                                      -------------
    TOTAL COMMON STOCKS
        (cost $231,598,839)                                                                                             313,627,025
                                                                                                                      -------------

WARRANTS - 0.0%

Electric City Corporation                                                                       350,000                      81,487
                                                                                                                      -------------
     TOTAL WARRANTS
       (cost $327,719)                                                                                                       81,487
                                                                                                                      -------------
     TOTAL INVESTMENTS
       (cost $233,186,558) - 101.2%                                                                                     315,370,012
     LIABILITIES, LESS CASH & OTHER ASSETS - (1.2%)                                                                      (3,627,304)
                                                                                                                      -------------
     TOTAL NET ASSETS - 100.0%                                                                                        $ 311,742,708
                                                                                                                      =============

The identified cost of investments owned at March 31, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $82,183,454 which consisted of $93,215,610 of aggregate gross unrealized appreciation and $11,032,156 of aggregate gross unrealized depreciation.

*Non-income producing security

ADR (American Depositary Receipt)

(1)   Security is segregated as collateral for written option contracts.

(2) Security is a 144A Series. The total market value of 144A securities is $1,102,500 (cost $1,000,000), or 0.4% of total net assets.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                            SERIES V (MID CAP VALUE)

The following options written were outstanding for Series V as of March 31, 2005:

SERIES V CALL OPTIONS WRITTEN OUTSTANDING

                                                         EXPIRATION    EXERCISE         NUMBER OF      MARKET
            COMMON STOCK                                    DATE        PRICE           CONTRACTS       VALUE
--------------------------------------                   ----------    --------         ---------     ---------
American Italian Pasta Company                            06/20/05     $  25.00            446        $ 124,880
American Italian Pasta Company                            06/20/05        30.00             87            3,480
Inco, Ltd.                                                04/18/05        40.00            400           36,000
Millennium Pharmaceuticals, Inc.                          05/23/05        10.00            857           12,855
Phelps Dodge Corporation                                  07/18/05       100.00            238          209,440
Phelps Dodge Corporation                                  07/18/05       110.00             24           10,560
Potash Corporation of Saskatchewan, Inc.                  06/20/05        85.00            200          124,000
                                                                                        ------        ---------
Total call options outstanding
 (premiums received, $533,023)                                                           2,252        $ 521,215
                                                                                        ======        =========

SERIES V PUT OPTIONS WRITTEN OUTSTANDING

                                                         EXPIRATION    EXERCISE         NUMBER OF      MARKET
            COMMON STOCK                                    DATE        PRICE           CONTRACTS      VALUE
------------------------------------                     ----------    --------         ---------     ---------
Avanex Corporation                                        05/23/05     $   2.50            846        $ 84,600
McDermott International, Inc.                             05/23/05        17.50            147           5,880
Millennium Pharmaceuticals, Inc.                          05/23/05         7.50            857          17,140
Quanta Services, Inc.                                     05/23/05         7.50          2,150          75,250
                                                                                        ------        ---------
Total put options outstanding
 (premiums received, $170,571)                                                           4,000        $ 182,870
                                                                                        ======        =========

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                          SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                   SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                            NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS - 98.3%
ADVERTISING - 0.1%
Catalina Marketing Corporation                                                                  200                $      5,180
Omnicom Group, Inc.                                                                             400                      35,408
                                                                                                                   ------------
                                                                                                                         40,588
                                                                                                                   ------------

AEROSPACE & DEFENSE - 2.3%
Boeing Company                                                                                3,500                     204,610
General Dynamics Corporation                                                                    500                      53,525
Goodrich Corporation                                                                            300                      11,487
Honeywell International, Inc.                                                                 1,600                      59,536
L-3 Communications Holdings, Inc.                                                               100                       7,102
Lockheed Martin Corporation                                                                   2,600                     158,756
Northrop Grumman Corporation                                                                  2,700                     145,746
Precision Castparts Corporation                                                                 300                      23,103
Raytheon Company                                                                              2,000                      77,400
Rockwell Colllins, Inc.                                                                         500                      23,795
United Defense Industries, Inc.                                                                 300                      22,026
United Technologies Corporation                                                               4,000                     406,640
                                                                                                                   ------------
                                                                                                                      1,193,726
                                                                                                                   ------------

AGRICULTURAL PRODUCTS - 0.2%
Archer-Daniels-Midland Company                                                                3,900                      95,862
                                                                                                                   ------------

AIR FREIGHT & LOGISTICS - 0.7%
EGL, Inc.*                                                                                      400                       9,120
FedEx Corporation                                                                             1,900                     178,505
Ryder System, Inc.                                                                              400                      16,680
United Parcel Service, Inc. (Cl.B)                                                            1,900                     138,206
                                                                                                                   ------------
                                                                                                                        342,511
                                                                                                                   ------------

AIRLINES - 0.0%
Alaska Air Group, Inc.*                                                                         300                       8,832
Continental Airlines, Inc. (Cl.B) *                                                             100                       1,204
                                                                                                                   ------------
                                                                                                                         10,036
                                                                                                                   ------------

ALUMINUM - 0.1%
Alcoa, Inc.                                                                                   2,100                      63,819
                                                                                                                   ------------

APPAREL RETAIL - 0.8%
Abercrombie & Fitch Company                                                                     600                      34,344
Aeropostale, Inc.*                                                                              450                      14,737
American Eagle Outfitters, Inc.                                                               1,500                      44,325
Bebe Stores, Inc.                                                                                50                       1,698
Children's Place Retail Stores, Inc.*                                                           200                       9,550
Finish Line, Inc.                                                                               100                       2,315
Gap, Inc.                                                                                     5,000                     109,200
Limited Brands, Inc.                                                                          3,000                      72,900
Men's Wearhouse, Inc.*                                                                          400                      16,884
Pacific Sunwear of California, Inc.*                                                          1,375                      38,472
TJX Companies, Inc.                                                                           2,000                      49,260
Too, Inc.*                                                                                      600                      14,802
                                                                                                                   ------------
                                                                                                                        408,487
                                                                                                                   ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                            NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
APPAREL, ACCESSORIES & LUXURY GOODS - 0.3%
Coach, Inc.*                                                                                  1,500                $     84,945
V.F. Corporation                                                                                800                      47,312
                                                                                                                   ------------
                                                                                                                        132,257
                                                                                                                   ------------

APPLICATION SOFTWARE - 0.1%
Autodesk, Inc.                                                                                  300                       8,928
Hyperion Solutions Corporation*                                                                 300                      13,233
Synopsys, Inc.*                                                                               1,700                      30,770
                                                                                                                   ------------
                                                                                                                         52,931
                                                                                                                   ------------

ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
Affiliated Managers Group, Inc.*                                                                350                      21,711
Bank of New York Company, Inc.                                                                4,700                     136,535
Franklin Resources, Inc.                                                                      1,000                      68,650
Investors Financial Services Corporation                                                        100                       4,891
Legg Mason, Inc.                                                                                350                      27,349
                                                                                                                   ------------
                                                                                                                        259,136
                                                                                                                   ------------

AUTO PARTS & EQUIPMENT - 0.1%
Autoliv, Inc.                                                                                   700                      33,355
BorgWarner, Inc.                                                                                100                       4,868
Dana Corporation                                                                                200                       2,558
                                                                                                                   ------------
                                                                                                                         40,781
                                                                                                                   ------------

AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company                                                                           10,974                     124,335
General Motors Corporation                                                                      300                       8,817
Winnebago Industries, Inc.                                                                      300                       9,480
                                                                                                                   ------------
                                                                                                                        142,632
                                                                                                                   ------------

BIOTECHNOLOGY - 0.5%
Amgen, Inc.*                                                                                  3,800                     221,198
Applera Corporation - Applied Biosystems Group                                                1,100                      21,714
                                                                                                                   ------------
                                                                                                                        242,912
                                                                                                                   ------------

BREWERS - 0.3%
Anheuser-Busch Companies, Inc.                                                                3,000                     142,170
                                                                                                                   ------------

BROADCASTING & CABLE TV - 0.9%
Clear Channel Communications, Inc.                                                            1,900                      65,493
Comcast Corporation*                                                                          8,831                     298,311
EchoStar Communications Corporation*                                                          1,900                      55,575
Liberty Media Corporation*                                                                    2,600                      26,962
Liberty Media International, Inc.*                                                              100                       4,374
                                                                                                                   ------------
                                                                                                                        450,715
                                                                                                                   ------------

BUILDING PRODUCTS - 0.3%
American Standard Companies, Inc.*                                                              900                      41,832
Masco Corporation                                                                             2,900                     100,543
USG Corporation*                                                                                700                      23,212
                                                                                                                   ------------
                                                                                                                        165,587
                                                                                                                   ------------

                          SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                   SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                           NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
CASINOS & GAMING - 0.3%
Caesars Entertainment, Inc.*                                                                  1,500                $     29,685
International Game Technology                                                                   300                       7,998
MGM Mirage*                                                                                   1,200                      84,984
Mandalay Resort Group                                                                           600                      42,294
Penn National Gaming, Inc.*                                                                     200                       5,876
                                                                                                                   ------------
                                                                                                                        170,837
                                                                                                                   ------------

COMMODITY CHEMICALS - 0.0%
Georgia Gulf Corporation                                                                        300                      13,794
Nova Chemicals Corporation                                                                      100                       4,295
                                                                                                                   ------------
                                                                                                                         18,089
                                                                                                                   ------------

COMMUNICATIONS EQUIPMENT - 2.0%
3Com Corporation*                                                                             2,400                       8,544
Adtran, Inc.                                                                                    600                      10,584
Brocade Communications Systems, Inc.*                                                         2,200                      13,024
Cisco Systems, Inc.*                                                                         31,100                     556,379
Comverse Technology, Inc.*                                                                      200                       5,044
Corning, Inc.*                                                                                  600                       6,678
Motorola, Inc.                                                                               11,300                     169,161
Qualcomm, Inc.                                                                                7,700                     282,205
                                                                                                                   ------------
                                                                                                                      1,051,619
                                                                                                                   ------------

COMPUTER & ELECTRONICS RETAIL - 0.3%
Best Buy Company, Inc.                                                                        2,400                     129,624
Circuit City Stores, Inc.                                                                     2,100                      33,705
Electronics Boutique Holding Corporation*                                                       200                       8,594
                                                                                                                   ------------
                                                                                                                        171,923
                                                                                                                   ------------

COMPUTER HARDWARE - 4.0%
Apple Computer, Inc.*                                                                         3,000                     125,010
Dell, Inc.*                                                                                  17,500                     672,350
Hewlett-Packard Company                                                                      13,700                     300,578
International Business Machines Corporation                                                   9,700                     886,386
NCR Corporation*                                                                              1,300                      43,862
PalmOne, Inc.*                                                                                  400                      10,152
Sun Microsystems, Inc.*                                                                       2,500                      10,100
                                                                                                                   ------------
                                                                                                                      2,048,438
                                                                                                                   ------------

COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation*                                                                              9,400                     115,808
Maxtor Corporation*                                                                           1,700                       9,044
Storage Technology Corporation*                                                               1,000                      30,800
Western Digital Corporation*                                                                  2,400                      30,600
                                                                                                                   ------------
                                                                                                                        186,252
                                                                                                                   ------------

CONSTRUCTION & ENGINEERING - 0.0%
Shaw Group, Inc.*                                                                               700                      15,260
                                                                                                                   ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                           NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
CONSTRUCTION & FARM MACHINERY - 0.7%
Caterpillar, Inc.                                                                             1,800                $    164,592
Cummins, Inc.                                                                                   400                      28,140
Deere & Company                                                                                 500                      33,565
Navistar International Corporation*                                                             500                      18,200
Paccar, Inc.                                                                                  1,200                      86,868
Terex Corporation*                                                                              300                      12,990
Toro Company                                                                                    400                      35,400
Wabash National Corporation                                                                     100                       2,440
                                                                                                                   ------------
                                                                                                                        382,195
                                                                                                                   ------------

CONSTRUCTION MATERIALS - 0.1%
Eagle Materials, Inc.                                                                           100                       8,094
Eagle Materials, Inc. (Cl.B)                                                                    278                      21,906
Lafarge North America, Inc.                                                                     100                       5,845
Martin Marietta Materials, Inc.                                                                 100                       5,592
Texas Industries, Inc.                                                                          200                      10,750
                                                                                                                   ------------
                                                                                                                         52,187
                                                                                                                   ------------

CONSUMER FINANCE - 1.1%
American Express Company                                                                      3,900                     200,343
AmeriCredit Corporation*                                                                        900                      21,096
Capital One Financial Corporation                                                             1,200                      89,724
MBNA Corporation                                                                              5,600                     137,480
SLM Corporation                                                                               1,900                      94,696
                                                                                                                   ------------
                                                                                                                        543,339
                                                                                                                   ------------

DATA PROCESSING & OUTSOURCED SERVICES - 0.4%
Automatic Data Processing, Inc.                                                               1,200                      53,940
CheckFree Corporation*                                                                          400                      16,304
Computer Sciences Corporation*                                                                  200                       9,170
Convergys Corporation*                                                                          200                       2,986
Electronic Data Systems Corporation                                                           2,000                      41,340
First Data Corporation                                                                        1,400                      55,034
Sabre Holdings Corporation                                                                      800                      17,504
                                                                                                                   ------------
                                                                                                                        196,278
                                                                                                                   ------------

DEPARTMENT STORES - 0.8%
Dillard's, Inc.                                                                               1,100                      29,590
Federated Department Stores, Inc.                                                             1,900                     120,916
J.C. Penney Company, Inc.                                                                     2,700                     140,184
Nordstrom, Inc.                                                                                 400                      22,152
Sears Holdings Corporation*                                                                     550                      73,243
                                                                                                                   ------------
                                                                                                                        386,085
                                                                                                                   ------------

DISTRIBUTORS - 0.0%
Genuine Parts Company                                                                           400                      17,396
                                                                                                                   ------------

DIVERSIFIED BANKS - 5.4%
Bank of America Corporation                                                                  24,184                   1,066,514
Comerica, Inc.                                                                                1,000                      55,080
Toronto-Dominion Bank                                                                           282                      11,666

                          SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                   SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                            NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
DIVERSIFIED BANKS (CONTINUED)
U.S. Bancorp                                                                                 15,933                $    459,189
Wachovia Corporation                                                                         12,000                     610,920
Wells Fargo & Company                                                                         9,400                     562,120
                                                                                                                   ------------
                                                                                                                      2,765,489
                                                                                                                   ------------

DIVERSIFIED CHEMICALS - 1.8%
Cabot Corporation                                                                               100                       3,343
Dow Chemical Company                                                                          6,300                     314,055
E.I. du Pont de Nemours & Company                                                             8,700                     445,788
Eastman Chemical Company                                                                        800                      47,200
FMC Corporation*                                                                                200                      10,690
PPG Industries, Inc.                                                                          1,200                      85,824
                                                                                                                   ------------
                                                                                                                        906,900
                                                                                                                   ------------

DIVERSIFIED COMMERCIAL SERVICES - 0.1%
Brink's Company                                                                                 100                       3,460
Cendant Corporation                                                                             100                       2,054
Copart, Inc.*                                                                                   100                       2,356
Corporate Executive Board Company                                                               100                       6,395
Dun & Bradstreet Corporation*                                                                   200                      12,290
Equifax, Inc.                                                                                   600                      18,414
ITT Educational Services, Inc.*                                                                 200                       9,700
PHH Corporation*                                                                                175                       3,827
Sotheby's Holdings, Inc.*                                                                       500                       8,480
                                                                                                                   ------------
                                                                                                                         66,976
                                                                                                                   ------------

DIVERSIFIED METALS & MINING - 0.3%
Massey Energy Company                                                                           300                      12,012
Phelps Dodge Corporation                                                                      1,100                     111,903
Southern Peru Copper Corporation                                                                500                      27,730
                                                                                                                   ------------
                                                                                                                        151,645
                                                                                                                   ------------

DRUG RETAIL - 0.3%
Rite Aid Corporation*                                                                         1,700                       6,732
Walgreen Company                                                                              3,000                     133,260
                                                                                                                   ------------
                                                                                                                        139,992
                                                                                                                   ------------

ELECTRIC UTILITIES - 1.6%
Ameren Corporation                                                                              600                      29,406
American Electric Power Company, Inc.                                                         1,900                      64,714
Edison International                                                                          2,500                      86,800
Entergy Corporation                                                                           1,000                      70,660
Exelon Corporation                                                                            2,800                     128,492
FPL Group, Inc.                                                                               1,900                      76,285
FirstEnergy Corporation                                                                         500                      20,975
NRG Energy, Inc.*                                                                               100                       3,415
PG&E Corporation*                                                                             3,000                     102,300
PPL Corporation                                                                                 500                      26,995
Progress Energy, Inc.                                                                           200                       8,390
Progress Energy, Inc. - Contingent Value Obligation* (1)                                        400                          48

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                            NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Southern Company                                                                              1,700                $     54,111
TXU Corporation                                                                               1,600                     127,408
                                                                                                                   ------------
                                                                                                                        799,999
                                                                                                                   ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Cooper Industries, Ltd.                                                                         200                      14,304
Emerson Electric Company                                                                      1,800                     116,874
Rockwell Automation, Inc.                                                                     1,600                      90,624
Thomas & Betts Corporation*                                                                     300                       9,690
Wesco International, Inc.*                                                                      100                       2,800
                                                                                                                   ------------
                                                                                                                        234,292
                                                                                                                   ------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc.*                                                                     800                      17,760
Amphenol Corporation                                                                          1,000                      37,040
                                                                                                                   ------------
                                                                                                                         54,800
                                                                                                                   ------------

ELECTRONIC MANUFACTURING SERVICES - 0.0%
Molex, Inc. (Non-Voting)                                                                        500                      11,800
                                                                                                                   ------------

EMPLOYMENT SERVICES - 0.0%
Korn/Ferry International*                                                                       200                       3,806
Robert Half International, Inc.                                                                 600                      16,176
                                                                                                                   ------------
                                                                                                                         19,982
                                                                                                                   ------------

ENVIRONMENTAL SERVICES - 0.1%
Republic Services, Inc.                                                                         600                      20,088
Waste Management, Inc.                                                                        1,500                      43,275
                                                                                                                   ------------
                                                                                                                         63,363
                                                                                                                   ------------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.3%
Agrium, Inc.                                                                                    600                      10,950
Monsanto Company                                                                              2,300                     148,350
Mosaic Company*                                                                                 400                       6,824
                                                                                                                   ------------
                                                                                                                        166,124
                                                                                                                   ------------

FOOD DISTRIBUTORS - 0.0%
Sysco Corporation                                                                               400                      14,320
                                                                                                                   ------------

FOOD RETAIL - 0.1%
Kroger Company*                                                                               1,000                      16,030
Safeway, Inc.*                                                                                  100                       1,853
Supervalu, Inc.                                                                                 800                      26,680
                                                                                                                   ------------
                                                                                                                         44,563
                                                                                                                   ------------

FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                                                             1,000                      83,310
Timberland Company*                                                                             500                      35,465
                                                                                                                   ------------
                                                                                                                        118,775
                                                                                                                   ------------

FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corporation                                                                 1,200                      30,168
                                                                                                                   ------------

                          SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                   SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                           NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
GAS UTILITIES - 0.0%
Atmos Energy Corporation                                                                        500                $     13,500
                                                                                                                   ------------

GENERAL MERCHANDISE STORES - 0.4%
Target Corporation                                                                            4,600                     230,092
                                                                                                                   ------------

HEALTH CARE DISTRIBUTORS - 0.1%
AmerisourceBergen Corporation                                                                   100                       5,729
Andrx Corporation*                                                                              100                       2,267
McKesson Corporation                                                                          1,800                      67,950
                                                                                                                   ------------
                                                                                                                         75,946
                                                                                                                   ------------

HEALTH CARE EQUIPMENT - 1.1%
Baxter International, Inc.                                                                    1,100                      37,378
Becton, Dickinson & Company                                                                   2,100                     122,682
Boston Scientific Corporation*                                                                1,000                      29,290
Dade Behring Holdings, Inc.*                                                                    200                      11,804
Guidant Corporation                                                                             600                      44,340
Medtronic, Inc.                                                                               5,300                     270,035
PerkinElmer, Inc.                                                                               800                      16,504
Thermo Electron Corporation*                                                                    900                      22,761
VISX, Inc.*                                                                                     300                       7,032
                                                                                                                   ------------
                                                                                                                        561,826
                                                                                                                   ------------

HEALTH CARE FACILITIES - 0.2%
Beverly Enterprises, Inc.*                                                                      200                       2,476
HCA, Inc.                                                                                     1,600                      85,712
Kindred Healthcare, Inc.*                                                                       200                       7,020
LCA-Vision, Inc.                                                                                350                      11,655
Triad Hospitals, Inc.*                                                                          200                      10,020
                                                                                                                   ------------
                                                                                                                        116,883
                                                                                                                   ------------

HEALTH CARE SERVICES - 0.6%
American Healthways, Inc.*                                                                      200                       6,604
Apria Healthcare Group, Inc.*                                                                   300                       9,630
Caremark Rx, Inc.*                                                                              700                      27,846
Cerner Corporation*                                                                             200                      10,502
eResearch Technology, Inc.*                                                                     200                       2,356
Express Scripts, Inc.*                                                                          100                       8,719
Lincare Holdings, Inc.*                                                                         300                      13,269
Medco Health Soulutions, Inc.*                                                                2,647                     131,212
Pediatrix Medical Group, Inc.*                                                                  300                      20,577
Quest Diagnostics, Inc.                                                                         800                      84,104
                                                                                                                   ------------
                                                                                                                        314,819
                                                                                                                   ------------

HEALTH CARE SUPPLIES - 0.0%
Haemonetics Corporation*                                                                        100                       4,216
                                                                                                                   ------------

HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc.*                                                                               400                       5,920
Electronic Arts, Inc.*                                                                          500                      25,890
Take-Two Interactive Software, Inc.*                                                            600                      23,460
                                                                                                                   ------------
                                                                                                                         55,270
                                                                                                                   ------------

                          SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                   SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                           NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS - 0.0%
Ethan Allen Interiors, Inc.                                                                     100                $      3,200
Furniture Brands International, Inc.                                                            200                       4,362
Tempur-Pedic International, Inc.*                                                               100                       1,866
                                                                                                                   ------------
                                                                                                                          9,428
                                                                                                                   ------------

HOME IMPROVEMENT RETAIL - 1.3%
Home Depot, Inc.                                                                             12,700                     485,648
Lowe's Companies, Inc.                                                                        2,700                     154,143
Sherwin-Williams Company                                                                        400                      17,596
                                                                                                                   ------------
                                                                                                                        657,387
                                                                                                                   ------------

HOMEBUILDING - 0.4%
Beazer Homes USA, Inc.                                                                          300                      14,958
Cavco Industries, Inc.*                                                                         120                       2,902
Centex Corporation                                                                              100                       5,727
D.R. Horton, Inc.                                                                             2,400                      70,176
KB Home                                                                                         400                      46,984
Lennar Corporation                                                                              300                      17,004
M.D.C. Holdings, Inc.                                                                           100                       6,965
Pulte Homes, Inc.                                                                               200                      14,726
Ryland Group, Inc.                                                                              300                      18,606
Toll Brothers, Inc.*                                                                            100                       7,885
WCI Communities, Inc.*                                                                          300                       9,024
                                                                                                                   ------------
                                                                                                                        214,957
                                                                                                                   ------------

HOTELS, RESORTS & CRUISE LINES - 0.4%
Carnival Corporation                                                                            500                      25,905
Choice Hotels International, Inc.                                                               100                       6,195
Hilton Hotels Corporation                                                                       100                       2,235
Marriott International, Inc.                                                                  1,500                     100,290
Royal Caribbean Cruises, Ltd.                                                                   100                       4,469
Starwood Hotels & Resorts Worldwide, Inc.                                                       800                      48,024
                                                                                                                   ------------
                                                                                                                        187,118
                                                                                                                   ------------

HOUSEHOLD PRODUCTS - 1.7%
Clorox Company                                                                                  500                      31,495
Colgate-Palmolive Company                                                                       200                      10,434
Energizer Holdings, Inc.*                                                                       400                      23,920
Kimberly-Clark Corporation                                                                    1,800                     118,314
Procter & Gamble Company                                                                     12,400                     657,200
Rayovac Corporation*                                                                            500                      20,800
                                                                                                                   ------------
                                                                                                                        862,163
                                                                                                                   ------------

HOUSEWARES & SPECIALTIES - 0.0%
American Greetings Corporation                                                                  300                       7,644
Newell Rubbermaid, Inc.                                                                         800                      17,552
                                                                                                                   ------------
                                                                                                                         25,196
                                                                                                                   ------------

HYPERMARKETS & SUPERCENTERS - 1.6%
BJ's Wholesale Club, Inc.*                                                                      500                      15,530
Costco Wholesale Corporation                                                                  2,000                      88,360
Wal-Mart Stores, Inc.                                                                        14,400                     721,584
                                                                                                                   ------------
                                                                                                                        825,474
                                                                                                                   ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                            NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
INDUSTRIAL CONGLOMERATES - 5.0%
3M Company                                                                                    6,000                $    514,140
General Electric Company                                                                     54,200                   1,954,452
Textron, Inc.                                                                                 1,300                      97,006
                                                                                                                   ------------
                                                                                                                      2,565,598
                                                                                                                   ------------

INDUSTRIAL GASES - 0.1%
Air Products & Chemicals, Inc.                                                                  300                      18,987
Praxair, Inc.                                                                                   800                      38,288
                                                                                                                   ------------
                                                                                                                         57,275
                                                                                                                   ------------

INDUSTRIAL MACHINERY - 0.4%
Actuant Corporation*                                                                            100                       4,492
Harsco Corporation                                                                              100                       5,961
Illinois Tool Works, Inc.                                                                       900                      80,577
Ingersoll-Rand Company, Ltd.                                                                    900                      71,685
Joy Global, Inc.                                                                                200                       7,012
Mueller Industries, Inc.                                                                        400                      11,260
Pall Corporation                                                                                100                       2,712
SPX Corporation                                                                                 600                      25,968
                                                                                                                   ------------
                                                                                                                        209,667
                                                                                                                   ------------

INSURANCE BROKERS - 0.1%
Marsh & McLennan Companies, Inc.                                                                900                      27,378
                                                                                                                   ------------

INTEGRATED OIL & GAS - 7.4%
Amerada Hess Corporation                                                                        500                      48,105
ChevronTexaco Corporation                                                                    12,882                     751,149
ConocoPhillips                                                                                3,583                     386,391
Exxon Mobil Corporation                                                                      39,100                   2,330,360
Marathon Oil Corporation                                                                      1,300                      60,996
Murphy Oil Corporation                                                                          300                      29,619
Occidental Petroleum Corporation                                                              2,100                     149,457
Tesoro Corporation*                                                                             900                      33,318
                                                                                                                   ------------
                                                                                                                      3,789,395
                                                                                                                   ------------

INTEGRATED TELECOMMUNICATION SERVICES - 3.1%
AT&T Corporation                                                                              3,700                      69,375
Alltel Corporation                                                                            1,500                      82,275
BellSouth Corporation                                                                         7,200                     189,288
CenturyTel, Inc.                                                                              1,100                      36,124
Citizens Communications Company                                                                 600                       7,764
SBC Communications, Inc.                                                                     20,000                     473,800
Sprint Corporation                                                                            1,600                      36,400
Verizon Communications, Inc.                                                                 19,500                     692,250
                                                                                                                   ------------
                                                                                                                      1,587,276
                                                                                                                   ------------

INTERNET RETAIL - 0.2%
eBay, Inc.*                                                                                   2,900                     108,054
                                                                                                                   ------------

INTERNET SOFTWARE & SERVICES - 0.3%
EarthLink, Inc.*                                                                              2,300                      20,700
Internet Security Systems, Inc.*                                                                700                      12,810
j2 Global Communications, Inc.*                                                                 200                       6,862
United Online, Inc.*                                                                          1,250                      13,088

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                            NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES (CONTINUED)
ValueClick, Inc.*                                                                               800                $      8,488
VeriSign, Inc.*                                                                                 100                       2,870
WebEx Communications, Inc.*                                                                     100                       2,159
Websense, Inc.*                                                                                 300                      16,140
Yahoo!, Inc.*                                                                                 2,500                      84,750
                                                                                                                   ------------
                                                                                                                        167,867
                                                                                                                   ------------

INVESTMENT BANKING & BROKERAGE - 2.4%
American Capital Strategies, Ltd.                                                               500                      15,705
Bear Sterns Companies, Inc.                                                                   1,200                     119,880
Charles Schwab Corporation                                                                    4,500                      47,295
E*Trade Financial Corporation*                                                                1,900                      22,800
Goldman Sachs Group, Inc.                                                                       300                      32,997
Lehman Brothers Holdings, Inc.                                                                1,900                     178,904
Merrill Lynch & Company, Inc.                                                                 7,400                     418,840
Morgan Stanley                                                                                7,000                     400,750
                                                                                                                   ------------
                                                                                                                      1,237,171
                                                                                                                   ------------

IT CONSULTING & OTHER SERVICES - 0.0%
Acxiom Corporation                                                                              500                      10,465
                                                                                                                   ------------

LEISURE PRODUCTS - 0.1%
Action Performance Companies, Inc.                                                            1,000                      13,230
Marvel Enterprises, Inc.*                                                                       900                      18,000
Mattel, Inc.                                                                                    800                      17,080
Nautilus, Inc.                                                                                  300                       7,128
Polaris Industries, Inc.                                                                        100                       7,023
SCP Pool Corporation                                                                            100                       3,186
                                                                                                                   ------------
                                                                                                                         65,647
                                                                                                                   ------------

LIFE & HEALTH INSURANCE - 0.5%
AFLAC, Inc.                                                                                   1,100                      40,986
AmerUs Group Company*                                                                           400                      18,900
Lincoln National Corporation                                                                    700                      31,598
MetLife, Inc.                                                                                 2,800                     109,480
Protective Life Corporation                                                                     200                       7,860
Prudential Financial, Inc.                                                                      400                      22,960
StanCorp Financial Group, Inc.                                                                  100                       8,478
UICI                                                                                            200                       4,850
UnumProvident Corporation                                                                       500                       8,510
                                                                                                                   ------------
                                                                                                                        253,622
                                                                                                                   ------------

MANAGED HEALTH CARE - 2.1%
Aetna, Inc.                                                                                   2,200                     164,890
Cigna Corporation                                                                             1,200                     107,160
Coventry Health Care, Inc.*                                                                     600                      40,884
Humana, Inc.*                                                                                 1,200                      38,328
Sierra Health Services, Inc.*                                                                   400                      25,536
UnitedHealth Group, Inc.                                                                      4,657                     444,185
WellChoice, Inc.*                                                                               400                      21,324
WellPoint, Inc.*                                                                              1,900                     238,165
                                                                                                                   ------------
                                                                                                                      1,080,472
                                                                                                                   ------------

                          SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                   SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                           NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
MARINE - 0.0%
General Maritime Corporation*                                                                   100                $      4,844
OMI Corporation                                                                                 300                       5,745
                                                                                                                   ------------
                                                                                                                         10,589
                                                                                                                   ------------

METAL & GLASS CONTAINERS - 0.2%
Ball Corporation                                                                                500                      20,740
Crown Holdings, Inc.*                                                                         1,000                      15,560
Owens-Illinois, Inc.*                                                                         1,600                      40,224
Pactiv Corporation*                                                                             300                       7,005
                                                                                                                   ------------
                                                                                                                         83,529
                                                                                                                   ------------

MOTORCYCLE MANUFACTURERS - 0.1%
Harley-Davidson, Inc.                                                                         1,100                      63,536
                                                                                                                   ------------

MOVIES & ENTERTAINMENT - 1.4%
News Corporation                                                                              2,400                      40,608
Time Warner, Inc.*                                                                           18,600                     326,430
Viacom, Inc. (Cl.B)                                                                           5,104                     177,772
Walt Disney Company                                                                           5,400                     155,142
                                                                                                                   ------------
                                                                                                                        699,952
                                                                                                                   ------------

MULTI-LINE INSURANCE - 1.9%
American Financial Group, Inc.                                                                  400                      12,320
American International Group, Inc.                                                           12,837                     711,298
Hartford Financial Services Group, Inc.                                                       2,000                     137,120
Loews Corporation                                                                             1,500                     110,310
                                                                                                                   ------------
                                                                                                                        971,048
                                                                                                                   ------------

MULTI-UTILITIES & UNREGULATED POWER - 0.6%
CMS Energy Corporation*                                                                         800                      10,432
Constellation Energy Group                                                                      300                      15,510
Dominion Resources, Inc.                                                                        600                      44,658
Duke Energy Corporation                                                                       5,000                     140,050
Dynegy, Inc.*                                                                                   900                       3,519
Public Service Enterprise Group, Inc.                                                         1,300                      70,707
Sempra Energy                                                                                   400                      15,936
                                                                                                                   ------------
                                                                                                                        300,812
                                                                                                                   ------------

OFFICE SERVICES & SUPPLIES - 0.0%
Pitney Bowes, Inc.                                                                              100                       4,512
                                                                                                                   ------------

OIL & GAS DRILLING -  0.2%
Diamond Offshore Drilling, Inc.                                                                 700                      34,930
Helmerich & Payne, Inc.                                                                         100                       3,969
Pride International, Inc.*                                                                      400                       9,936
Transocean, Inc.*                                                                             1,400                      72,044
                                                                                                                   ------------
                                                                                                                        120,879
                                                                                                                   ------------

OIL & GAS EQUIPMENT & SERVICES - 0.3%
Baker Hughes, Inc.                                                                            1,700                      75,633
Cal Dive International, Inc.*                                                                   500                      22,650
Halliburton Company                                                                             700                      30,275
Maverick Tube Corporation*                                                                      500                      16,255

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                           NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Oil States International, Inc.*                                                                 100                $      2,055
Universal Compression Holdings, Inc.*                                                           300                      11,361
                                                                                                                   ------------
                                                                                                                        158,229
                                                                                                                   ------------

OIL & GAS EXPLORATION & PRODUCTION - 2.0%
Anadarko Petroleum Corporation                                                                1,600                     121,760
Apache Corporation                                                                            1,900                     116,337
Berry Petroleum Company                                                                         100                       5,145
Burlington Resources, Inc.                                                                    2,300                     115,161
Chesapeake Energy Corporation                                                                 1,700                      37,298
Cimarex Energy Company*                                                                         100                       3,900
Devon Energy Corporation                                                                      3,500                     167,125
EOG Resources, Inc.                                                                           1,500                      73,110
Energy Partners, Ltd.*                                                                          300                       7,791
Forest Oil Corporation*                                                                         600                      24,300
Houston Exploration Company*                                                                    200                      11,390
Kerr-McGee Corporation                                                                        1,300                     101,829
Newfield Exploration Company*                                                                   200                      14,852
Noble Energy, Inc.                                                                              400                      27,208
Patina Oil & Gas Corporation                                                                    300                      12,000
Petroleum Development Corporation*                                                              200                       7,538
Plains Exploration & Production Company*                                                        700                      24,430
Unocal Corporation                                                                            2,400                     148,056
Vintage Petroleum, Inc.                                                                         100                       3,146
Whiting Petroleum Corporation*                                                                  100                       4,078
XTO Energy, Inc.                                                                                133                       4,379
                                                                                                                   ------------
                                                                                                                      1,030,833
                                                                                                                   ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 0.5%
Frontier Oil Corporation                                                                        400                      14,504
Holly Corporation                                                                               100                       3,727
Kinder Morgan, Inc.                                                                             400                      30,280
Premcor, Inc.                                                                                   100                       5,968
Sunoco, Inc.                                                                                    500                      51,760
Valero Energy Corporation                                                                     1,000                      73,270
Williams Companies, Inc.                                                                      3,400                      63,954
                                                                                                                   ------------
                                                                                                                        243,463
                                                                                                                   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.0%
Citigroup, Inc.                                                                              28,931                   1,300,159
JP Morgan Chase & Company                                                                    18,528                     641,069
Nationwide Financial Services, Inc.                                                             100                       3,590
Principal Financial Group, Inc.                                                               2,700                     103,923
                                                                                                                   ------------
                                                                                                                      2,048,741
                                                                                                                   ------------

PACKAGED FOODS & MEATS - 0.6%
Chiquita Brands International, Inc.                                                             300                       8,034
ConAgra Foods, Inc.                                                                             300                       8,106
General Mills, Inc.                                                                           1,700                      83,555
H.J. Heinz Company                                                                              600                      22,104
Hershey Foods Corporation                                                                     1,300                      78,598
Hormel Foods Corporation                                                                        100                       3,111
Kellogg Company                                                                                 100                       4,327
Pilgrim's Pride Corporation                                                                     500                      17,860

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                           NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
PACKAGED FOODS & MEATS (CONTINUED)
Sara Lee Corporation                                                                          3,900                $     86,424
Smithfield Foods, Inc.*                                                                         200                       6,310
                                                                                                                   ------------
                                                                                                                        318,429
                                                                                                                   ------------

PAPER PACKAGING - 0.0%
Temple-Inland, Inc.                                                                             200                      14,510
                                                                                                                   ------------

PAPER PRODUCTS - 0.2%
Georgia-Pacific Corporation                                                                   1,200                      42,588
International Paper Company                                                                     800                      29,432
MeadWestvaco Corporation                                                                      1,100                      35,002
Potlatch Corporation                                                                            300                      14,121
                                                                                                                   ------------
                                                                                                                        121,143
                                                                                                                   ------------

PERSONAL PRODUCTS - 0.8%
Gillette Company                                                                              7,900                     398,792
                                                                                                                   ------------

PHARMACEUTICALS - 8.0%
Abbott Laboratories                                                                           8,200                     382,284
Allergan, Inc.                                                                                  600                      41,682
Alpharma, Inc.                                                                                  200                       2,464
Barr Pharmaceuticals, Inc.*                                                                     700                      34,181
Bristol-Myers Squibb Company                                                                  5,800                     147,668
Eli Lilly & Company                                                                           1,700                      88,570
Endo Pharmaceuticals Holdings, Inc.*                                                            600                      13,530
Forest Laboratories, Inc.*                                                                    1,400                      51,730
Johnson & Johnson                                                                            18,186                   1,221,372
Merck & Company, Inc.                                                                        17,400                     563,238
Pfizer, Inc.                                                                                 48,865                   1,283,683
Wyeth                                                                                         6,200                     261,516
                                                                                                                   ------------
                                                                                                                      4,091,918
                                                                                                                   ------------

PHOTOGRAPHIC PRODUCTS - 0.1%
Eastman Kodak Company                                                                         1,600                      52,080
                                                                                                                   ------------

PROPERTY & CASUALTY INSURANCE - 1.2%
Ace, Ltd.                                                                                     1,000                      41,270
Allstate Corporation                                                                          4,200                     227,052
Ambac Financial Group, Inc.                                                                     200                      14,950
Chubb Corporation                                                                             1,400                     110,978
Cincinnati Financial Corporation                                                                200                       8,722
Fidelity National Financial, Inc.                                                               890                      29,317
First American Corporation                                                                      600                      19,764
LandAmerica Financial Group, Inc.                                                               200                      10,006
MBIA, Inc.                                                                                      200                      10,456
Old Republic International Corporation                                                          400                       9,316
Progressive Corporation                                                                         800                      73,408
Safeco Corporation                                                                              800                      38,968
St. Paul Travelers Companies, Inc.                                                              600                      22,038
                                                                                                                   ------------
                                                                                                                        616,245
                                                                                                                   ------------

PUBLISHING - 0.2%
Gannett Company, Inc.                                                                           400                      31,632
Knight-Ridder, Inc.                                                                             200                      13,450

                          SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                   SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                           NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
PUBLISHING (CONTINUED)
McGraw-Hill Companies, Inc.                                                                     900                $     78,525
                                                                                                                   ------------
                                                                                                                        123,607
                                                                                                                   ------------

RAILROADS -  0.5%
Burlington Northern Santa Fe Corporation                                                      2,000                     107,860
CSX Corporation                                                                                 700                      29,155
Norfolk Southern Corporation                                                                  3,200                     118,560
                                                                                                                   ------------
                                                                                                                        255,575
                                                                                                                   ------------

REGIONAL BANKS - 1.8%
Associated Banc-Corp                                                                            100                       3,123
BB&T Corporation                                                                              1,900                      74,252
Compass Bancshares, Inc.                                                                        500                      22,700
Fifth Third Bancorp                                                                           1,100                      47,278
Hibernia Corporation                                                                            600                      19,206
Huntington Bancshares, Inc.                                                                     200                       4,780
KeyCorp                                                                                       3,600                     116,820
M&T Bank Corporation                                                                            600                      61,236
National City Corporation                                                                     3,100                     103,850
North Fork Bancorporation, Inc.                                                               2,401                      66,598
PNC Financial Services Group, Inc.                                                            1,600                      82,368
Regions Financial Corporation                                                                 1,964                      63,634
Silicon Valley Bancshares*                                                                      100                       4,406
SunTrust Banks, Inc.                                                                          1,900                     136,933
UnionBanCal Corporation                                                                       1,200                      73,500
Zions Bancorporation                                                                            300                      20,706
                                                                                                                   ------------
                                                                                                                        901,390
                                                                                                                   ------------

REINSURANCE - 0.1%
PartnerRe, Ltd.                                                                                 200                      12,920
Reinsurance Group of America, Inc.                                                              400                      17,032
                                                                                                                   ------------
                                                                                                                         29,952
                                                                                                                   ------------

RESTAURANTS - 0.9%
CBRL Group, Inc.                                                                                300                      12,390
CEC Entertainment, Inc.*                                                                        600                      21,960
Darden Restaurants, Inc.                                                                        700                      21,476
Jack in the Box, Inc.*                                                                          100                       3,710
McDonald's Corporation                                                                        7,400                     230,436
Starbucks Corporation*                                                                        1,300                      67,158
Yum! Brands, Inc.                                                                             2,100                     108,801
                                                                                                                   ------------
                                                                                                                        465,931
                                                                                                                   ------------

SEMICONDUCTOR EQUIPMENT - 0.3%
ATMI, Inc.*                                                                                     200                       5,008
Applied Materials, Inc.*                                                                      5,900                      95,875
KLA-Tencor Corporation*                                                                         900                      41,409
Lam Research Corporation*                                                                       100                       2,886
Varian Semiconductor Equipment Associates, Inc.*                                                400                      15,204
                                                                                                                   ------------
                                                                                                                        160,382
                                                                                                                   ------------

SEMICONDUCTORS -  2.7%
Analog Devices, Inc.                                                                            200                       7,228
Atmel Corporation*                                                                            5,300                      15,635

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                            NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
Cypress Semiconductor Corporation*                                                              300                $      3,780
Freescale Semiconductor, Inc. (Cl.B)*                                                           883                      15,232
Freescale Semiconductor, Inc.*                                                                1,400                      23,730
Integrated Device Technology, Inc.                                                            1,100                      13,233
Intel Corporation                                                                            42,900                     996,567
Intersil Corporation                                                                            500                       8,660
LSI Logic Corporation*                                                                        1,700                       9,503
Linear Technology Corporation                                                                 1,000                      38,310
Maxim Integrated Products, Inc.                                                                 200                       8,174
Micrel, Inc.*                                                                                   500                       4,610
National Semiconductor Corporation                                                              200                       4,122
OmniVision Technologies, Inc.*                                                                1,300                      19,695
Texas Instruments, Inc.                                                                       8,000                     203,920
                                                                                                                   ------------
                                                                                                                      1,372,399
                                                                                                                   ------------

SOFT DRINKS - 2.0%
Coca-Cola Company                                                                            10,700                     445,869
Pepsi Bottling Group, Inc.                                                                    1,200                      33,420
PepsiAmericas, Inc.                                                                             100                       2,266
PepsiCo, Inc.                                                                                10,620                     563,179
                                                                                                                   ------------
                                                                                                                      1,044,734
                                                                                                                   ------------

SPECIALIZED FINANCE - 0.2%
CIT Group, Inc.                                                                                 800                      30,400
GATX Corporation                                                                                200                       6,638
Moody's Corporation                                                                             500                      40,430
                                                                                                                   ------------
                                                                                                                         77,468
                                                                                                                   ------------

SPECIALTY CHEMICALS  - 0.2%
OM Group, Inc.*                                                                                 300                       9,126
Rohm & Haas Company                                                                           1,400                      67,200
W.R. Grace & Company*                                                                           700                       5,964
                                                                                                                   ------------
                                                                                                                         82,290
                                                                                                                   ------------

SPECIALTY STORES - 0.8%
Advance Auto Parts, Inc.*                                                                       200                      10,090
AutoNation, Inc.*                                                                               700                      13,258
Barnes & Noble, Inc.*                                                                           800                      27,592
Bed Bath & Beyond, Inc.*                                                                      1,400                      51,156
Blockbuster, Inc.                                                                               400                       3,532
Blockbuster, Inc. (Cl.B)                                                                      1,607                      13,434
Borders Group, Inc.                                                                           1,200                      31,944
Guitar Center, Inc.*                                                                            100                       5,483
Hollywood Entertainment Corporation*                                                            400                       5,268
Michael's Stores, Inc.                                                                        1,200                      43,560
Office Depot, Inc.*                                                                           2,200                      48,796
Petco Animal Supplies, Inc.*                                                                    100                       3,681
Rent-A-Center, Inc.*                                                                            200                       5,462
Staples, Inc.                                                                                 2,900                      91,147
Toys 'R' Us, Inc.*                                                                            1,200                      30,912
Zale Corporation*                                                                               400                      11,888
                                                                                                                   ------------
                                                                                                                        397,203
                                                                                                                   ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                           NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
STEEL - 0.3%
Carpenter Technology Corporation                                                                400                $     23,764
Nucor Corporation                                                                             1,600                      92,096
Oregon Steel Mills, Inc.*                                                                       400                       9,200
Quanex Corporation                                                                              200                      10,664
Reliance Steel & Aluminum Company                                                               200                       8,002
Schnitzer Steel Industries, Inc.                                                                200                       6,746
United States Steel Corporation                                                                 300                      15,255
Worthington Industries, Inc.                                                                    700                      13,496
                                                                                                                   ------------
                                                                                                                        179,223
                                                                                                                   ------------

SYSTEMS SOFTWARE - 3.8%
Adobe Systems, Inc.                                                                           1,000                      67,170
BMC Software, Inc.*                                                                             500                       7,500
Computer Associates International, Inc.                                                         600                      16,260
McAfee, Inc.*                                                                                   800                      18,048
Microsoft Corporation                                                                        56,500                   1,365,605
Oracle Corporation*                                                                          33,700                     420,576
Sybase, Inc.*                                                                                 1,500                      27,690
Veritas Software Corporation*                                                                 1,300                      30,186
                                                                                                                   ------------
                                                                                                                      1,953,035
                                                                                                                   ------------

TECHNOLOGY DISTRIBUTORS -  0.1%
Ingram Micro, Inc.*                                                                           1,400                      23,338
Tech Data Corporation*                                                                          400                      14,824
                                                                                                                   ------------
                                                                                                                         38,162
                                                                                                                   ------------

THRIFTS & MORTGAGE FINANCE - 1.8%
Astoria Financial Corporation                                                                   650                      16,445
Countrywide Financial Corporation                                                             4,498                     146,005
Fannie Mae                                                                                    5,400                     294,030
Freddie Mac                                                                                   3,700                     233,840
Fremont General Corporation                                                                     500                      10,995
Golden West Financial Corporation                                                             1,100                      66,550
IndyMac Bancorp, Inc.                                                                           500                      17,000
MGIC Investment Corporation                                                                     100                       6,167
R&G Financial Corporation (Cl.B)                                                                100                       3,117
Washington Mutual, Inc.                                                                       3,900                     154,050
                                                                                                                   ------------
                                                                                                                        948,199
                                                                                                                   ------------

TIRES & RUBBER - 0.0%
Goodyear Tire & Rubber Company*                                                               1,400                      18,690
                                                                                                                   ------------

TOBACCO - 1.7%
Altria Group, Inc.                                                                           11,600                     758,524
Loews Corporation - Carolina Group                                                              200                       6,620
Reynolds American, Inc.                                                                       1,200                      96,708
UST, Inc.                                                                                       400                      20,680
                                                                                                                   ------------
                                                                                                                        882,532
                                                                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS - 0.0%
W.W. Grainger, Inc.                                                                             300                      18,681
                                                                                                                   ------------

TRUCKING - 0.1%
Arkansas Best Corporation                                                                       200                       7,556

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                     SERIES W (MAIN STREET GROWTH & INCOME)

                                                                                            NUMBER
                                                                                          OF SHARES                MARKET VALUE
COMMON STOCKS (CONTINUED)
TRUCKING (CONTINUED)
CNF, Inc.                                                                                       400                $     18,716
J.B. Hunt Transport Services, Inc.                                                              300                      13,131
Swift Transportation Company, Inc.*                                                             700                      15,498
Yellow Roadway Corporation*                                                                     100                       5,854
                                                                                                                   ------------
                                                                                                                         60,755
                                                                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICE - 0.6%
Crown Castle International Corporation*                                                         700                      11,242
Nextel Communications, Inc.*                                                                  9,700                     275,674
SpectraSite, Inc.*                                                                              100                       5,797
Telephone & Data Systems, Inc.                                                                  200                      16,320
                                                                                                                   ------------
                                                                                                                        309,033
                                                                                                                   ------------

TOTAL COMMON STOCKS
     (cost $48,784,550)                                                                                              50,595,879
                                                                                                                   ------------

FOREIGN STOCKS - 0.7%
CANADA - 0.7%
Canadian Natural Resources, Ltd.                                                              1,634                      92,299
Paramount Resources, Ltd.*                                                                    5,000                     128,037
Precision Drilling Corporation*                                                                 200                      14,956
Talisman Energy, Inc.                                                                         2,900                      99,183
                                                                                                                   ------------
                                                                                                                        334,475
                                                                                                                   ------------

HONG KONG - 0.0%
Nu Skin Enterprises, Inc. ADR                                                                   400                       9,004
                                                                                                                   ------------

TOTAL FOREIGN STOCKS
     (cost $128,183)                                                                                                    343,479
                                                                                                                   ------------

PREFERRED STOCK - 0.0%
REGIONAL BANKS - 0.0%
Wachovia Corporation (1)                                                                        200                           -
                                                                                                                   ------------

TOTAL PREFERED STOCK
     (cost $48)                                                                                                               -
                                                                                                                   ------------

WARRANTS - 0.0%
Dime Bancorp, Inc.                                                                            1,000                         120
                                                                                                                   ------------

TOTAL WARRANTS
     (cost $375)                                                                                                            120
                                                                                                                   ------------
TOTAL INVESTMENTS - 99.0%
     (cost $48,913,156)                                                                                              50,939,478
CASH & OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                            520,071
                                                                                                                   ------------
TOTAL NET ASSETS - 100.0%                                                                                          $ 51,459,549
                                                                                                                   ============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $49,356,702. For federal income tax purposes, the net unrealized appreciation on investments amounted to $1,582,776 which consisted of $3,438,579 of aggregate gross unrealized appreciation, and $1,855,803 of aggregate gross unrealized depreciation.

                          SCHEDULE OF INVESTMENTS
                         MARCH 31, 2005 (UNAUDITED)
                   SERIES W (MAIN STREET GROWTH & Income)

*Non-income producing security

ADR (American DepositaryReceipt)

(1) Security is restricted. The total market value of restricted securities is $48 (cost $240), or 0.0% of total net assets. The acquisition dates range from June 16, 2000 to June 3, 2002.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                                NUMBER OF           MARKET
                                                                 SHARES             VALUE
COMMON STOCKS - 93.9%

AEROSPACE & DEFENSE - 3.8%
DRS Technologies, Inc.*                                            26,630      $     1,131,775
Engineered Support Systems, Inc.                                   18,430              986,374
Mercury Computer Systems, Inc.*                                    36,290            1,000,878
                                                                               ---------------
                                                                                     3,119,027
                                                                               ---------------

AIR FREIGHT & LOGISTICS - 0.8%
Forward Air Corporation                                            15,350              653,603
                                                                               ---------------

APPAREL RETAIL - 2.3%
Charlotte Russe Holding, Inc.*                                     54,170              699,876
Jos. A. Bank Clothiers, Inc.*                                      41,032            1,202,238
                                                                               ---------------
                                                                                     1,902,114
                                                                               ---------------

APPAREL, ACCESSORIES & LUXURY GOODS - 1.2%
Ashworth, Inc.*                                                    89,390            1,018,152
                                                                               ---------------

APPLICATION SOFTWARE - 4.0%
Epicor Software Corporation*                                       65,270              855,037
SafeNet, Inc.*                                                     38,050            1,115,245
Sonic Solutions*                                                   41,200              620,060
Synplicity, Inc.*                                                 124,540              698,669
                                                                               ---------------
                                                                                     3,289,011
                                                                               ---------------

AUTO PARTS & EQUIPMENT - 0.8%
IMPCO Technologies, Inc.*                                         123,380              663,167
                                                                               ---------------

BIOTECHNOLOGY - 2.7%
Alexion Pharmaceuticals, Inc.*                                     30,560              662,082
OraSure Technologies, Inc.*                                        22,700              167,072
QLT, Inc.*                                                         59,640              766,970
Rigel Pharmaceuticals, Inc.*                                       38,080              610,803
                                                                               ---------------
                                                                                     2,206,927
                                                                               ---------------

BUILDING PRODUCTS - 1.9%
NCI Building Systems, Inc.*                                        21,150              816,390
Trex Company, Inc.*                                                15,850              703,899
                                                                               ---------------
                                                                                     1,520,289
                                                                               ---------------

CASINOS & GAMING - 2.8%
Century Casinos, Inc.*                                             23,000              208,610
Mikohn Gaming Corporation*                                         27,900              350,424
Scientific Games Corporation*                                      74,770            1,708,494
                                                                               ---------------
                                                                                     2,267,528
                                                                               ---------------

COMMUNICATIONS EQUIPMENT - 0.9%
Symmetricom, Inc.*                                                 66,310              735,378
                                                                               ---------------

COMPUTER STORAGE & PERIPHERALS - 0.8%
M-Systems Flash Disk Pioneers, Ltd.*                               29,720              655,029
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                                NUMBER OF           MARKET
                                                                 SHARES             VALUE
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS - 1.3%
Headwaters, Inc.*                                                  31,360      $     1,029,235
                                                                               ---------------

CONSUMER FINANCE - 0.8%
Cash America International, Inc.                                   31,030              680,488
                                                                               ---------------

DISTRIBUTORS - 1.1%
Beacon Roofing Supply, Inc.*                                       40,250              880,871
                                                                               ---------------

DIVERSIFIED COMMERCIAL SERVICES - 5.1%
FirstService Corporation                                           19,410              391,888
Laureate Education, Inc.*                                          24,260            1,038,085
McGrath Rentcorp                                                   61,140            1,429,453
Navigant Consulting, Inc.*                                         28,200              767,886
Rollins, Inc.                                                      27,100              504,060
                                                                               ---------------
                                                                                     4,131,372
                                                                               ---------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Artesyn Technologies, Inc.*                                        84,510              736,082
                                                                               ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.7%
BEI Technologies, Inc.                                             31,330              750,980
Optimal Group, Inc.*                                               43,250              786,285
X-Rite, Inc.                                                       45,450              683,568
                                                                               ---------------
                                                                                     2,220,833
                                                                               ---------------

ELECTRONIC MANUFACTURING SERVICES - 1.2%
RadiSys Corporation*                                               66,870              946,879
                                                                               ---------------

EMPLOYMENT SERVICES - 1.4%
Kforce, Inc.*                                                     102,780            1,129,552
                                                                               ---------------

HEALTH CARE DISTRIBUTORS - 1.0%
Priority Healthcare Corporation (Cl.B)*                            38,920              841,840
                                                                               ---------------

HEALTH CARE EQUIPMENT - 3.7%
Encore Medical Corporation*                                       152,970              822,979
Laserscope*                                                        27,620              876,659
Spectranetics Corporation*                                        155,150              806,780
Syneron Medical, Ltd.*                                             15,330              488,414
                                                                               ---------------
                                                                                     2,994,832
                                                                               ---------------

HEALTH CARE FACILITIES - 1.1%
Kindred Healthcare, Inc.*                                          25,350              889,785
                                                                               ---------------

HEALTH CARE SERVICES - 8.2%
Amedisys, Inc.*                                                    23,960              724,790
America Service Group, Inc.*                                       37,290              825,228
Chemed Corporation                                                 17,410            1,331,517
LabOne, Inc.*                                                      33,730            1,163,010
Lifeline Systems, Inc.*                                            36,350            1,102,132
Merge Technologies, Inc.*                                          50,630              888,557
Providence Service Corporation*                                    28,770              669,041
                                                                               ---------------
                                                                                     6,704,275
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                                NUMBER OF           MARKET
                                                                 SHARES             VALUE
COMMON STOCKS (CONTINUED)

HEALTH CARE SUPPLIES - 1.9%
Orthovita, Inc.*                                                  161,550      $       549,270
PolyMedica Corporation                                             31,670            1,005,839
                                                                               ---------------
                                                                                     1,555,109
                                                                               ---------------

HOTELS, RESORTS & CRUISE LINES - 0.8%
Kerzner International, Ltd.*                                       10,810              661,896
                                                                               ---------------

INTERNET SOFTWARE & SERVICES - 10.3%
Digitas, Inc.*                                                    124,350            1,255,935
Equinix, Inc.*                                                     22,070              934,444
Infocrossing, Inc.*                                                59,370              940,421
InfoSpace, Inc.*                                                   21,790              889,686
j2 Global Communications, Inc.*                                    35,580            1,220,750
Keynote Systems, Inc.*                                            101,320            1,202,668
RADVision, Ltd.*                                                   57,700              730,482
Radware, Ltd.*                                                     27,710              650,354
ValueClick, Inc.*                                                  55,180              585,460
                                                                               ---------------
                                                                                     8,410,200
                                                                               ---------------

LEISURE PRODUCTS - 1.4%
K2, Inc.*                                                          80,910            1,112,512
                                                                               ---------------

MOVIES & ENTERTAINMENT - 0.3%
Image Entertainment, Inc.*                                         42,890              234,608
                                                                               ---------------

OIL & GAS DRILLING - 3.1%
Grey Wolf, Inc.*                                                  116,090              763,872
Patterson-UTI Energy, Inc.                                         38,010              951,010
Unit Corporation*                                                  17,440              787,765
                                                                               ---------------
                                                                                     2,502,647
                                                                               ---------------

OIL & GAS EQUIPMENT & SERVICES - 3.8%
Cal Dive International, Inc.*                                      15,320              693,996
Maverick Tube Corporation*                                         22,550              733,100
Oil States International, Inc.*                                    39,720              816,246
Superior Energy Services, Inc.*                                    47,750              821,300
                                                                               ---------------
                                                                                     3,064,642
                                                                               ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
Online Resources Corporation*                                       2,700               23,787
                                                                               ---------------

PERSONAL PRODUCTS - 1.0%
Steiner Leisure, Ltd.*                                             24,770              809,731
                                                                               ---------------

PHARMACEUTICALS - 3.6%
AtheroGenics, Inc.*                                                39,850              521,637
Connetics Corporation*                                             33,660              851,261
Salix Pharmaceuticals, Ltd.*                                       57,130              942,074
VaxGen, Inc.*                                                      47,000              592,200
                                                                               ---------------
                                                                                     2,907,172
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                                NUMBER OF           MARKET
                                                                 SHARES             VALUE
COMMON STOCKS (CONTINUED)

PROPERTY & CASUALTY INSURANCE - 3.4%
Affirmative Insurance Holdings, Inc.                               49,150      $       724,963
Infinity Property & Casualty Corporation                           26,010              813,073
Tower Group, Inc.                                                  91,350            1,218,609
                                                                               ---------------
                                                                                     2,756,645
                                                                               ---------------

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Saxon Capital, Inc.                                                30,120              516,558
                                                                               ---------------
REGIONAL BANKS - 2.2%
Nara Bancorp, Inc.                                                 11,720              164,666
PrivateBancorp, Inc.                                               28,750              903,037
Southwest Bancorporation of Texas, Inc.                            40,750              747,763
                                                                               ---------------
                                                                                     1,815,466
                                                                               ---------------

RESTAURANTS - 2.1%
Cosi, Inc.*                                                       107,120              728,416
Rare Hospitality International, Inc.*                              32,270              996,498
                                                                               ---------------
                                                                                     1,724,914
                                                                               ---------------

SEMICONDUCTOR EQUIPMENT - 0.8%
Ultratech, Inc.*                                                   45,140              659,044
                                                                               ---------------

SEMICONDUCTORS -  3.8%
Microsemi Corporation*                                             46,180              752,272
O2Micro International, Ltd.*                                       98,270            1,011,198
SiRF Technology Holdings, Inc.*                                    72,000              803,520
SRS Labs, Inc.*                                                   133,950              534,461
                                                                               ---------------
                                                                                     3,101,451
                                                                               ---------------

SPECIALTY STORES - 2.0%
Aaron Rents, Inc.                                                  32,715              654,300
Guitar Center, Inc.*                                               17,250              945,818
                                                                               ---------------
                                                                                     1,600,118
                                                                               ---------------

SYSTEMS SOFTWARE - 0.3%
Faro Technologies, Inc.*                                           11,170              262,942
                                                                               ---------------

TRUCKING - 2.0%
Old Dominion Freight Line, Inc.*                                   20,620              642,313
Vitran Corporation, Inc.*                                          67,340              999,999
                                                                               ---------------
                                                                                     1,642,312
                                                                               ---------------

TOTAL COMMON STOCKS
     (cost $70,931,788)                                                             76,578,023
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                           SERIES X (SMALL CAP GROWTH)

                                                                PRINCIPAL           MARKET
                                                                 AMOUNT             VALUE
REPURCHASE AGREEMENT - 6.3%
United Missouri Bank, 2.34%, dated 03-31-05, matures
  04-01-05; repurchase amount of $5,113,332
  (Collateralized by FHLMC, 2.61%, 04-01-05 with
    a value of $5,215,572)                                     $ 5,113,000     $     5,113,000
                                                                               ---------------

TOTAL REPURCHASE AGREEMENT
     (cost $5,113,000)                                                               5,113,000
                                                                               ---------------
TOTAL INVESTMENTS - 100.2%
     (cost $76,044,788)                                                             81,691,023
LIABILITIES, LESS CASH & OTHER ASSETS - (0.2%)                                        (191,785)
                                                                               ---------------
TOTAL NET ASSETS - 100.0%                                                      $    81,499,238
                                                                               ===============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $76,118,711. For federal income tax purposes, the net unrealized appreciation on investments amounted to $5,572,312 which consisted of $9,926,992 of aggregate gross unrealized appreciation, and $4,354,680 of aggregate gross unrealized depreciation.

*Non-income producing security

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES Y (SELECT 25)

                                                                NUMBER OF           MARKET
                                                                 SHARES             VALUE
COMMON STOCKS - 98.5%

AEROSPACE & DEFENSE - 4.8%
L-3 Communications Holdings, Inc.                                  21,300      $     1,512,726
                                                                               ---------------

AIR FREIGHT & LOGISTICS - 5.5%
FedEx Corporation                                                  18,200            1,709,890
                                                                               ---------------

BIOTECHNOLOGY - 4.1%
Amgen, Inc.*                                                       22,000            1,280,620
                                                                               ---------------

BREWERS - 3.9%
Anheuser-Busch Companies, Inc.                                     25,700            1,217,923

BROADCASTING & CABLE TV - 2.6%
Univision Communications, Inc.*                                    29,000              803,010
                                                                               ---------------

COMMUNICATIONS EQUIPMENT - 7.8%
3Com Corporation*                                                 177,000              630,120
ADC Telecommunications, Inc.*                                     418,200              832,218
Cisco Systems, Inc.*                                               55,300              989,317
                                                                               ---------------
                                                                                     2,451,655
                                                                               ---------------

CONSTRUCTION & ENGINEERING - 6.7%
Shaw Group, Inc.*                                                  96,500            2,103,700
                                                                               ---------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.6%
First Data Corporation                                             28,500            1,120,335
                                                                               ---------------

ELECTRIC UTILITIES - 6.4%
KFx, Inc.*                                                        149,700            2,005,980
                                                                               ---------------

HEALTH CARE EQUIPMENT - 2.0%
Medtronic, Inc.                                                    12,200              621,590
                                                                               ---------------

HOME IMPROVEMENT RETAIL - 2.6%
Home Depot, Inc.                                                   21,200              810,688
                                                                               ---------------

HOTELS, RESORTS & CRUISE LINES - 4.5%
Carnival Corporation                                               27,300            1,414,413
                                                                               ---------------

HYPERMARKETS & SUPERCENTERS - 3.7%
Wal-Mart Stores, Inc.                                              22,900            1,147,519
                                                                               ---------------

INDUSTRIAL GASES - 4.4%
Praxair, Inc.                                                      28,400            1,359,224
                                                                               ---------------

MOTORCYCLE MANUFACTURERS - 2.1%
Harley-Davidson, Inc.                                              11,400              658,464
                                                                               ---------------

MOVIES & ENTERTAINMENT - 4.0%
Viacom, Inc. (Cl.B)                                                36,200            1,260,846
                                                                               ---------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES Y (SELECT 25)

                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                  NUMBER           MARKET
                                                                OF SHARES          VALUE
COMMON STOCKS (CONTINUED)

MULTI-LINE INSURANCE - 3.4%
American International Group, Inc.                                 19,300      $     1,069,413
                                                                               ---------------

OIL & GAS EQUIPMENT & SERVICES - 5.6%
BJ Services Company                                                34,000            1,763,920
                                                                               ---------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 6.6%
Williams Companies, Inc.                                          110,500            2,078,505
                                                                               ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.2%
Citigroup, Inc.                                                    29,000            1,303,260
                                                                               ---------------

PHARMACEUTICALS - 4.5%
Johnson & Johnson                                                  20,600            1,383,496
                                                                               ---------------

SEMICONDUCTOR EQUIPMENT - 1.0%
Mindspeed Technologies, Inc.*                                     145,000              323,350
                                                                               ---------------

SOFT DRINKS - 4.5%
PepsiCo, Inc.                                                      26,400            1,399,992
                                                                               ---------------

TOTAL COMMON STOCKS
     (cost $26,218,474)                                                             30,800,519
                                                                               ---------------

REPURCHASE AGREEMENT - 1.6%
United Missouri Bank, 2.34%, dated 03-31-04,
     matures 04-01-05; repurchase amount of
     $511,033 (Collateralized by U.S. Treasury Note,
     1.875%, 12-31-05 with a value of $522,019)                 $ 511,000              511,000
                                                                               ---------------

TOTAL REPURCHASE AGREEMENT
     (cost $511,000)                                                                   511,000
                                                                               ---------------
TOTAL INVESTMENTS - 100.1%
     (cost $26,729,474)                                                             31,311,519
LIABILITIES, LESS CASH & other assets - (0.1%)                                         (26,034)
                                                                               ---------------
TOTAL NET ASSETS - 100.0%                                                      $    31,285,485
                                                                               ===============

The identified cost of investments owned at March 31, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $4,582,045 which consisted of $6,545,175 of aggregate gross unrealized appreciation, and $1,963,130 of aggregate gross unrealized depreciation.

*Non-Income producing security.

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                              SERIES Y (SELECT 25)

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                  NUMBER OF   MARKET
                                                   SHARES     VALUE
COMMON STOCKS - 54.9%

AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company                         600   $ 14,748
                                                             --------

AIRLINES - 1.3%
Alaska Air Group, Inc.*                              5,000    147,200
Continental Airlines, Inc. (Cl.B) *                  9,600    115,584
                                                             --------
                                                              262,784
                                                             --------

ALUMINUM - 1.4%
Alcan, Inc.                                          3,000    113,760
Alcoa, Inc.                                          2,400     72,936
Century Aluminum Company*                            3,200     96,437
                                                             --------
                                                              283,133
                                                             --------

BUILDING PRODUCTS - 0.0%
Armstrong Holdings, Inc.*                            3,700      6,919
                                                             --------

COMMUNICATIONS EQUIPMENT - 0.3%
Emulex Corporation*                                  3,100     58,404
                                                             --------

COMPUTER STORAGE & PERIPHERALS - 3.5%
Hutchinson Technology, Inc.*                         3,900    135,642
Imation Corporation                                  3,900    135,525
Komag, Inc.*                                         3,900     87,165
Maxtor Corporation*                                  9,000     47,880
Overland Storage, Inc.*                              2,300     33,764
Quantum Corporation*                                 8,200     23,862
Seagate Technology*                                  3,200     62,560
Storage Technology Corporation*                      3,000     92,400
Western Digital Corporation*                         5,000     63,750
Xyratex, Ltd.*                                       1,600     30,189
                                                             --------
                                                              712,737
                                                             --------

CONSTRUCTION & ENGINEERING - 0.8%
Chicago Bridge & Iron Company N.V                    1,100     48,433
Granite Construction, Inc.                           2,300     60,421
URS Corporation*                                     2,000     57,500
                                                             --------
                                                              166,354
                                                             --------

CONSTRUCTION & FARM MACHINERY - 0.6%
Bucyrus International, Inc.                          2,100     82,026
Wabash National Corporation                          1,500     36,600
                                                             --------
                                                              118,626
                                                             --------

CONSTRUCTION MATERIALS - 2.0%
Headwaters, Inc.*                                    1,600     52,512
Lafarge S.A. ADR                                       600     14,580
Martin Marietta Materials, Inc.                        800     44,736
Texas Industries, Inc.                               3,600    193,500
Vulcan Materials Company                             1,800    102,294
                                                             --------
                                                              407,622
                                                             --------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                NUMBER OF    MARKET
                                                  SHARES     VALUE
COMMON STOCKS (CONTINUED)

DIVERSIFIED CHEMICALS - 4.1%
BASF AG ADR                                         4,800  $  338,640
Dow Chemical Company                                3,000     149,550
Engelhard Corporation                               2,300      69,069
Olin Corporation                                    9,200     205,160
Pioneer Companies, Inc.*                            3,300      74,910
                                                           ----------
                                                              837,329
                                                           ----------

DIVERSIFIED COMMERCIAL SERVICES - 0.6%
Cendant Corporation                                 4,000      82,160
Equifax, Inc.                                       1,300      39,897
                                                           ----------
                                                              122,057
                                                           ----------

DIVERSIFIED METALS & MINING - 7.7%
Alumina, Ltd. ADR                                  11,400     209,760
Anglo American plc ADR                              3,000      71,700
Arch Coal, Inc.                                       600      25,806
Brush Engineered Materials, Inc.*                   2,600      49,478
Cameco Corporation                                  1,700      75,208
Consol Energy, Inc.                                 7,200     338,544
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)         2,600     102,986
Inco, Ltd.*                                         4,700     187,060
Mining & Metallurgical Company Norilsk Nickel       2,300     134,550
Phelps Dodge Corporation                            1,600     162,768
Southern Peru Copper Corporation                      700      38,822
Titanium Metals Corporation*                          600      21,440
Westmoreland Coal Company*                          3,300      82,995
Yanzhou Coal Mining Company, Ltd. ADR                 800      54,688
                                                           ----------
                                                            1,555,805
                                                           ----------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Cooper Industries, Ltd.                             3,000     214,560
Thomas & Betts Corporation*                         1,900      61,370
                                                           ----------
                                                              275,930
                                                           ----------

EXCHANGE TRADED FUNDS - 1.8%
Materials Select Sector Trust                       4,800     144,768
Semiconductor HOLDRS Trust                          6,700     217,951
                                                           ----------
                                                              362,719
                                                           ----------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Mosaic Company*                                     1,700      29,002
Syngenta AG ADR*                                      600      12,600
                                                           ----------
                                                               41,602
                                                           ----------

FOREST PRODUCTS - 1.7%
Deltic Timber Corporation                           1,700      66,470
Louisiana-Pacific Corporation                      10,800     271,512
                                                           ----------
                                                              337,982
                                                           ----------

HEALTH CARE EQUIPMENT - 1.2%
Hillenbrand Industries, Inc.                        3,300     183,051
Waters Corporation*                                 1,800      64,422
                                                           ----------
                                                              247,473
                                                           ----------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                            NUMBER OF    MARKET
                                              SHARES     VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE FACILITIES - 0.6%
Manor Care, Inc.                                3,300  $ 119,988
                                                       ---------

HOME FURNISHINGS - 0.3%
Kimball International, Inc. (Cl.B)              4,500     65,250
                                                       ---------

HOTELS, RESORTS & CRUISE LINES - 3.0%
Fairmont Hotels & Resorts, Inc.                 1,900     62,966
Great Wolf Resorts, Inc.*                       1,000     24,950
La Quinta Corporation*                          6,000     51,000
Starwood Hotels & Resorts Worldwide, Inc.       7,900    474,237
                                                       ---------
                                                         613,153
                                                       ---------

INDUSTRIAL MACHINERY - 4.8%
Crane Company                                   3,600    103,644
Donaldson Company, Inc.                         2,200     71,016
Global Power Equipment Group, Inc.*             5,700     54,606
Harsco Corporation                              1,100     65,571
Joy Global, Inc.                                  600     21,036
Kennametal, Inc.                                9,000    427,410
Portec Rail Products, Inc.                      2,100     26,250
Timken Company                                  6,000    164,040
Watts Waters Technologies, Inc.                 1,300     42,393
                                                       ---------
                                                         975,966
                                                       ---------
INTEGRATED OIL & GAS - 1.2%
Braskem S.A. ADR                                4,200    170,100
Tesoro Corporation*                             2,000     74,040
                                                       ---------
                                                         244,140
                                                       ---------

INTERNET SOFTWARE & SERVICES - 0.1%
Sohu.com, Inc.*                                 1,600     28,128
                                                       ---------

INVESTMENT BANKING & BROKERAGE - 0.3%
Morgan Stanley                                  1,200     68,700
                                                       ---------

MARINE - 0.5%
Kirby Corporation*                              2,300     96,669
                                                       ---------

MOVIES & ENTERTAINMENT - 0.2%
WPT Enterprises, Inc.*                          2,000     37,400
                                                       ---------

OFFICE SERVICES & SUPPLIES - 1.0%
Avery Dennison Corporation                      3,200    198,176
Steelcase, Inc.                                   800     11,040
                                                       ---------
                                                         209,216
                                                       ---------

OIL & GAS DRILLING - 0.5%
Precision Drilling Corporation*                 1,400    104,524
                                                       ---------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                             NUMBER OF   MARKET
                                               SHARES    VALUE
COMMON STOCKS (CONTINUED)

OIL & GAS EQUIPMENT & SERVICES - 3.8%
Baker Hughes, Inc.                               3,000  $ 133,470
FMC Technologies, Inc.*                          2,300     76,314
Halliburton Company                              9,200    397,900
Technip S.A. ADR                                 4,200    175,098
                                                        ---------
                                                          782,782
                                                        ---------

OIL & GAS EXPLORATION & PRODUCTION - 0.3%
Tatneft ADR                                      1,300     41,626
Vintage Petroleum, Inc.                            800     25,168
                                                        ---------
                                                           66,794
                                                        ---------

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.6%
Brascan Corporation                              3,400    128,350
                                                        ---------

PAPER PACKAGING - 2.1%
Longview Fibre Company                           2,400     45,024
Sealed Air Corporation*                          6,400    332,416
Sonoco Products Company                          1,500     43,275
                                                        ---------
                                                          420,715
                                                        ---------

PAPER PRODUCTS - 1.7%
Aracruz Celulose S.A. ADR                        3,000    107,400
Potlatch Corporation                             2,800    131,796
Votorantim Celulose e Papel S.A. ADR             8,100    105,300
                                                        ---------
                                                          344,496
                                                        ---------

PRECIOUS METALS & MINING - 0.8%
Aber Diamond Corporation                         3,900    118,950
Silver Standard Resources, Inc.*                 3,000     34,740
                                                        ---------
                                                          153,690
                                                        ---------

RAILROADS - 0.3%
Norfolk Southern Corporation                     1,700     62,985
                                                        ---------

SEMICONDUCTOR EQUIPMENT - 0.2%
Mykrolis Corporation*                            3,400     48,620
                                                        ---------

SEMICONDUCTORS - 0.4%
Marvell Technology Group, Ltd.*                  1,900     72,846
                                                        ---------

SPECIALTY CHEMICALS - 1.2%
Imperial Chemical Industries plc                 1,000     20,278
MacDermid, Inc.                                  2,200     71,500
OM Group, Inc.*                                  3,000     91,260
Westlake Chemical Corporation                    2,000     64,700
                                                        ---------
                                                          247,738
                                                        ---------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                             PRINCIPAL
                                             AMOUNT OR
                                             NUMBER OF        MARKET
                                               SHARES         VALUE
COMMON STOCKS (CONTINUED)

STEEL - 1.5%
Allegheny Technologies, Inc.                       2,400   $     57,864
Gibraltar Industries, Inc.                         1,200         26,328
NN, Inc.                                           5,853         72,109
Quanex Corporation                                   900         47,988
Worthington Industries, Inc.                       4,800         92,544
                                                           ------------
                                                                296,833
                                                           ------------

TECHNOLOGY DISTRIBUTORS - 0.3%
Avnet, Inc.*                                       3,200         58,944
                                                           ------------

TRADING COMPANIES & DISTRIBUTORS - 0.5%
Hughes Supply, Inc.                                  600         17,850
W.W. Grainger, Inc.                                1,200         74,724
                                                           ------------
                                                                 92,574
                                                           ------------

TOTAL COMMON STOCKS
     (cost $11,435,066)                                      11,152,725
                                                           ------------

U.S. GOVERNMENT SPONSORED AGENCIES - 41.6%
Federal Farm Credit Bank,
     2.663%, 4-27-05                        $  1,320,000      1,317,426
Federal Home Loan Bank,
     2.77%, 6-06-05                         $    400,000        397,910
Federal Home Loan Mortgage Corporation:
     2.493%, 4-05-05                        $     75,000         74,977
     2.602%, 4-19-05(1)                     $    475,000        474,359
     2.674%, 5-10-05                        $    150,000        149,547
     2.859%, 5-31-05                        $    350,000        348,372
     2.908%, 6-13-05                        $     75,000         74,567
     2.931%, 6-14-05                        $    400,000        397,657
     3.096%, 8-01-05                        $    500,000        494,798
Federal National Mortgage Association:
     2.506%, 4-01-05                        $  2,100,000      2,100,000
     2.567%, 4-14-05                        $    175,000        174,829
     2.745%, 5-02-05                        $    250,000        249,419
     2.662%, 5-04-05                        $    115,000        114,706
     2.726%, 5-18-05                        $    575,000        572,906
     2.787%, 5-25-05                        $    225,000        224,058
     2.915%, 6-27-05                        $    200,000        198,622
     2.926%, 6-30-05                        $    675,000        670,191
     2.988%, 7-05-05                        $    425,000        421,680
                                                           ------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $8,456,465)                                        8,456,024
                                                           ------------
TOTAL INVESTMENTS - 96.5%
     (cost $19,891,531)                                      19,608,749
                                                           ------------

SHORT POSITIONS - (0.2%)
DIVERSIFIED BANKS - (0.2%)
Wells Fargo & Company                               (600)       (35,880)
                                                           ------------

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)
                          SERIES Z (ALPHA OPPORTUNITY)

                                                 MARKET
                                                 VALUE
SHORT POSITIONS (CONTINUED)

TOTAL SHORT POSITIONS
     (proceeds $35,952)                       $    (35,880)
                                              ------------
CASH & OTHER ASSETS, LESS LIABILITIES - 3.7%       743,608
                                              ------------
TOTAL NET ASSETS - 100.0%                     $ 20,316,477
                                              ============

For federal income tax purposes the indentified cost of investments owned at March 31, 2005 was $19,914,262. For federal income tax purposes, the net unrealized depreciation on investments amounted to $305,513, which consisted of $70,225 of aggregate gross unrealized appreciation and $375,738 of aggregate gross unrealized depreciation.

*Non-income producing security
ADR (American Depositary Receipt)
plc (public limited company)

(1)  Security is segrated as collateral for open futures contracts.

OPEN FUTURES CONTRACTS
POSITION - S&P 500 INDEX FUTURES       Long
NUMBER OF CONTRACTS                     30
EXPIRATION DATE                       06/17/05
CONTRACT AMOUNT                    $ 9,198,545
MARKET VALUE                       $ 8,879,250
UNREALIZED GAIN/LOSS              ($   319,295)

   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           SBL FUND

                                           By:   Michael G. Odlum
                                                 -------------------------------
                                                 Michael G. Odlum, President

                                           Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:   Michael G. Odlum
                                                 -------------------------------
                                                 Michael G. Odlum, President

                                           Date: May 27, 2005

                                           By:   Brenda M. Harwood
                                                 -------------------------------
                                                 Brenda M. Harwood, Treasurer

                                           Date: May 27, 2005